         As filed with the Securities and Exchange
                 Commission on February 29, 2000
                                              File Nos. 333-37177
                                                        811-08403

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                   __________________________

                            FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X

                   Pre-Effective Amendment No.

                  Post-Effective Amendment No. 4

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                         Amendment No. 5
                 _______________________________

               Alliance Institutional Funds, Inc.
       (Exact Name of Registrant as Specified in Charter)

     1345 Avenue of the Americas, New York, New York  10105
       (Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, including Area Code:(212) 969-1000

                  _____________________________

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York  10105
             (Name and address of agent for service)

                  Copies of communications to:
                       Thomas G. MacDonald
                       Seward & Kissel LLP
                     One Battery Park Plaza
                    New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

        immediately upon filing pursuant to paragraph (b)

     X  on March 1, 2000 pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
        on (date) pursuant to paragraph (a)(1)
        75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Alliance Institutional Funds            Prospectus and Application


                                        March 1, 2000


                                        o Alliance Premier Growth Institutional
                                          Fund
                                        o Alliance Quasar Institutional Fund
                                        o Alliance Real Estate Investment
                                          Institutional Fund

Alliance Institutional Funds, Inc. provides a selection of equity investment alternatives to institutional and other investors through qualifying programs who seek capital growth or high total return.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                         Alliance Capital [LOGO]

Investment Products Offered
-----------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-----------------------------

                                Table Of Contents

                                                                         Page

RISK/RETURN SUMMARY ....................................................... 3
Alliance Premier Growth Institutional Fund ................................ 4
Alliance Quasar Institutional Fund ........................................ 5
Alliance Real Estate Investment Institutional Fund ........................ 6
Summary of Principal Risks ................................................ 7

FEES AND EXPENSES OF THE FUNDS ............................................ 8

GLOSSARY .................................................................. 9

DESCRIPTION OF THE FUNDS .................................................. 9
Investment Objectives and Principal Policies .............................. 9
Description of Additional Investment Practices ............................12
Additional Risk Considerations ............................................16

MANAGEMENT OF THE FUNDs ...................................................18

PURCHASE AND SALE OF SHARES ...............................................20
How The Funds Value Their Shares ..........................................20
How To Buy Shares .........................................................20
How To Exchange Shares ....................................................21
How To Sell Shares ........................................................21

DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................21

DISTRIBUTION ARRANGEMENTS .................................................22

GENERAL INFORMATION .......................................................24

FINANCIAL HIGHLIGHTS ......................................................25


The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Institutional Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.

The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these and other risks is on page 7.

More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds may at times use certain types of investment derivatives such as options, futures, and forwards. The use of these techniques involve special risks that are discussed in this Prospectus.


The Risk/Return Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

o how the Fund's average annual returns for one year and over the life of the Fund compare to those of a broad-based-securities market index; and


o changes in the Fund's performance from year to year over the life of the Fund.


A Fund's past performance, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Fund.

Alliance Premier Growth Institutional Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.


Normally, the Fund invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Fund also may invest up to 20% of its net assets in convertible securities.

Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------
                                             Since
                                1 Year   Inception
--------------------------------------------------------------------------------
Class I                         29.40%      40.20%
--------------------------------------------------------------------------------
Class II                        28.89%      39.67%
--------------------------------------------------------------------------------
Russell 1000
Growth Index                    33.16%      35.55%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Inception date is 1/7/98 for Class I and Class II shares. Since inception index return is from 1/31/98.
[The following table is depicted as a bar chart in printed material]
Bar Chart
--------------------------------------------------------------------------------
The annual return in the bar chart is for the Fund's Class I shares.

n/a    n/a     n/a    n/a     n/a    n/a     n/a    n/a     n/a     29.40
-------------------------------------------------------------------------
90     91      92     93      94     95      96     97      98       99
                                                       Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 20.09%, 4th quarter, 1999; and Worst Quarter was down -6.01%, 3rd quarter, 1999.

Alliance Quasar Institutional Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund generally invests in a widely diversified portfolio spread among many industries that offer the possibility of above-average earnings growth. The Fund currently emphasizes investment in small-cap companies. The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.


Performance Table
--------------------------------------------------------------------------------
                                             Since
                                1 Year   Inception
--------------------------------------------------------------------------------
Class I                         16.06%      -2.12%
--------------------------------------------------------------------------------
Class II                        15.84%      -2.37%
--------------------------------------------------------------------------------
Russell 2000 Index              21.26%       4.15%
--------------------------------------------------------------------------------

Index returns and average annual total returns are for the periods ended December 31, 1999. Inception date is 3/17/98 for Class I and Class II shares. Since inception index return is from 3/31/98.
[The following table is depicted as a bar chart in printed material]
Bar Chart
--------------------------------------------------------------------------------
The annual return in the bar chart is for the Fund's Class I shares.

n/a    n/a     n/a    n/a     n/a    n/a     n/a    n/a     n/a    -16.06
-------------------------------------------------------------------------
90     91      92     93      94     95      96     97      98       99
                                                       Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 20.73%, 4th quarter, 1999; and Worst Quarter was down -10.36%, 3rd quarter, 1999.

Alliance Real Estate Investment Institutional Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests primarily in equity securities of real estate investment trusts or "REITs" and other real estate industry companies. The Fund invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund may invest up to 35% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.


Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. Because the Fund invests a substantial portion of its assets in the real estate market, it has industry/sector risk. The Fund has many of the same risks as direct ownership of real estate including the risk that the value of real estate could decline due to a variety of factors affecting the real estate market. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. Because the Fund invests in mortgage-backed securities, it is subject to the risk that mortgage loans will be prepaid when interest rates decline, forcing the Fund to reinvest in securities with lower interest rates. For this and other reasons, mortgage-backed securities may have significantly greater price and yield volatility than traditional fixed-income securities.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------
                                                Since
                                     1 Year     Inception
--------------------------------------------------------------------------------
Class I                              -5.66%     -11.80%
--------------------------------------------------------------------------------
Class II                             -5.91%     -12.13%
--------------------------------------------------------------------------------
S&P 500 Index                        21.03%     24.76%
--------------------------------------------------------------------------------

Index returns and average annual total returns in the performance table are for the periods ended December 31, 1999. Inception date is 12/9/97 for Class I and Class II shares. Since inception index return is from 12/31/97.
[The following table is depicted as a bar chart in printed material]



Bar Chart
--------------------------------------------------------------------------------
The annual return in the bar chart is for the Fund's Class I shares.

n/a    n/a     n/a    n/a     n/a    n/a     n/a    n/a   -19.37   -16.06
-------------------------------------------------------------------------
90     91      92     93      94     95      96     97      98       99
                                                       Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 11.98%, 2nd quarter, 1999; and Worst Quarter was down -11.70%, 3rd quarter, 1998.

SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. All Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of types of investments that appear in bold type in the discussions under Description of Additional Investment Practices or Additional Risk Considerations. These sections also include more information about the Funds, their investments, and related risks.


MARKET RISK

This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or longer-term periods. All of the Alliance Institutional Funds are subject to market risk.

INDUSTRY/SECTOR RISK


This is the risk of investments in a particular industry sector. Market or economic factors affecting that industry or group of related industries could have a major effect on the value of a Fund's investments. Alliance Real Estate Investment Institutional Fund is particularly subject to this risk.


CAPITALIZATION RISK

This is the risk of investments in small-capitalization companies. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources. Alliance Quasar Institutional Fund is particularly subject to this risk.

INTEREST RATE RISK


This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e. debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by higher interest rate income. Interest rate risk is applicable to Funds that invest in fixed-income securities and is greater for those Alliance Institutional Funds that invest a substantial portion of their assets in fixed-income securities. Alliance Real Estate Investment Institutional Fund has more exposure to interest rate risk because it invests in real estate industry companies and in mortgage-backed securities.

CREDIT RISK

This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities.


FOCUSED PORTFOLIO RISK

Alliance Premier Growth Institutional Fund, which invests in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.


FOREIGN RISK


This is the risk of investments in issuers located in foreign countries. All Funds with foreign securities are subject to this risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment.


CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds with foreign securities are subject to this risk.

MANAGEMENT RISK

Each Alliance Institutional Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

--------------------------------------------------------------------------------
                         FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge imposed on purchases                            None
Sales charge imposed on dividend reinvestments                       None
Deferred sales charge                                                None
Exchange fee                                                         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                    Operating Expenses                                            Examples
-----------------------------------------------------------        ---------------------------------------
Premier Growth
Institutional Fund               Class I        Class II                            Class I       Class II
                                 -------        --------                            -------        -------
  Management fees                  1.00%          1.00%            After 1 year      $   92         $  132
  12b-1 fees                       None            .30%            After 3 years (b) $  368         $  493
  Other expenses                    .28%           .38%            After 5 years (b) $  666         $  877
                                  -----          -----
  Total fund operating                                             After 10 years (b)$1,512         $1,955
     expenses                      1.28%          1.68%
                                  =====          =====
  Waiver and/or Expense
     Reimbursement (a)            (.38)%          (.38)%
                                  -----          -----
  Net Expenses                      .90%          1.30%
                                  =====          =====

Quasar Institutional Fund        Class I        Class II                            Class I       Class II
                                 -------        --------                            -------        -------
  Management fees                  1.00%          1.00%            After 1 year      $  122         $  137
  12b-1 fees                       None            .05%            After 3 years (b) $  567         $  594
  Other expenses                   1.08%          1.09%            After 5 years (b) $1,038         $1,077
                                  -----          -----
  Total fund operating                                             After 10 years (b)$2,340         $2,410
     expenses                      2.08%          2.14%
                                  =====          =====
  Waiver and/or Expense
     Reimbursement (a)             (.88)%         (.79)%
                                  -----          -----
  Net Expenses                     1.20%          1.35%
                                  =====          =====

Real Estate Investment
Institutional Fund               Class I        Class II                            Class I       Class II
                                 -------        --------                            -------        -------
  Management fees                   .90%           .90%            After 1 year      $  102         $  143
  12b-1 fees                       None            .30%            After 3 years (b) $  849         $  762
  Other expenses                   2.64%          1.73%            After 5 years (b) $1,618         $1,408
                                  -----          -----
  Total fund operating                                             After 10 years (b)$3,641         $3,143
     expenses                      3.54%          2.93%
                                  =====          =====
  Waiver and/or Expense
     Reimbursement (a)            (2.54)%        (1.53)%
                                  -----          -----
  Net Expenses                     1.00%          1.40%
                                  =====          =====

--------------------------------------------------------------------------------

(a) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through each Fund's current fiscal year (October 31) and may be extended by Alliance for additional one-year terms.
(b) These example assume that Alliance's agreement to waive management fees and/or to bear operating expenses is not extended beyond its initial period.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating, and variable rate debt obligations, but do not include convertible securities.

Equity securities are (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold pursuant to Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

RATING AGENCIES AND RATED SECURITIES

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 is S&P's 500 Composite Stock Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Fund's investment objectives, principal strategies and principal risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.

o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote.


INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES


Alliance Premier Growth Institutional Fund

Alliance Premier Growth Institutional Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 85% of its total assets in the equity securities of U.S. companies. A U.S. company is a company that is organized under United States law, has its principal office in the United States and issues equity securities that are traded principally in the United States. Normally, about 40-50 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.


Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.


In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Alliance thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Fund also may:

o     invest up to 20% of its net assets in convertible securities;

o     invest up to 5% of its net assets in rights or warrants;

o     invest up to 15% of its total assets in foreign securities;

o purchase and sell exchange-traded index options and stock index futures contracts; and

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Quasar Institutional Fund

Alliance Quasar Institutional Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund also may:

o make short sales of securities against the box, but not more than 15% of its net assets may be deposited on short sales; and

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets.

Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

Alliance Real Estate Investment Institutional Fund

Alliance Real Estate Investment Institutional Fund seeks a total return from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

The Fund normally invests at least 65% of its total assets in equity securities of real estate investment trusts, or REITs, and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate or interests in these properties. The Fund invests in equity securities that include common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

The Fund may invest up to 35% of its total assets in (a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These securities are described below.

In selecting Real Estate Equity Securities, Alliance's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. Alliance believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase Real Estate Equity Securities when, in the judgment of Alliance, their market price does not adequately reflect this potential. In making this determination, Alliance will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors that Alliance may determine from time to time to be relevant. Alliance will attempt to purchase for the Fund Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

The Fund's investment strategy with respect to Real Estate Equity Securities is based on the premise that property market fundamentals are the primary determinant of growth underlying the performance of Real Estate Equity Securities. Value and management further distinguishes the most attractive Real Estate Equity Securities. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research, specific property inspection, and securities analysis. Alliance believes that this process will result in a portfolio that will consist of Real Estate Equity Securities of companies that own assets in the most desirable markets across the country, diversified geographically and by property type.

To implement the Fund's research and investment process, Alliance has retained the consulting services of CB Richard Ellis, Inc. ("CBRE"), a publicly held company and the largest real estate services company in the United States. CBRE's business includes real estate brokerage, property and facilities management, and real estate finance and investment advisory activities. The universe of property-owning real estate industry firms consists of approximately 142 companies of sufficient size and quality to merit consideration for investment by the Fund. As consultant to Alliance, CBRE provides access to its proprietary model, REIT-Score, which analyzes the approximately 18,000 properties owned by these 142 companies. Using proprietary databases and algorithms, CBRE analyzes local market rent, expenses, occupancy trends, market specific transaction pricing, demographic and economic trends, and leading indicators of real estate supply such as building permits. Over 1,000 asset-type specific geographic markets are analyzed and ranked on a relative scale by CBRE in compiling its REIT-Score database. The relative attractiveness of these real estate industry companies is similarly ranked based on the composite rankings of the properties they own.

Once the universe of real estate industry companies has been distilled through the market research process, CBRE's local market presence provides the capability to perform site specific inspections of key properties. This analysis examines specific location, condition, and sub-market trends. CBRE's use of locally based real estate professionals provides Alliance with a window on the operations of the portfolio companies as information can immediately be put in the context of local market events. Only those companies whose specific property portfolios reflect the promise of their general markets will be considered for investment by the Fund.

Alliance further screens the universe of real estate industry companies by using rigorous financial models and by engaging in regular contact with management of targeted companies. Each management's strategic plan and ability to execute the plan are determined and analyzed. Alliance makes extensive use of CBRE's network of industry analysts in order to assess trends in tenant industries. This information is then used to further evaluate management's strategic plans. Financial ratio analysis is used to isolate those companies with the ability to make value-added acquisitions. This information is combined with property market trends and used to project future earnings potential.

The Fund may invest in short-term investments including: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits, and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

The Fund may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if not rated, of equivalent credit quality as determined by Alliance. The Fund expects that it will not retain a debt security that is downgraded below BBB or Baa or, if not rated, determined by Alliance to have undergone similar credit quality deterioration, subsequent to purchase by the Fund.

The Fund also may:

o     invest up to 15% of its net assets in convertible securities;

o     enter into forward commitments;

o enter into standby commitment agreements for up to 25% of its assets at the time of commitment;

o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 25% of the Fund's net assets (taken at market value) is held as collateral for such sales;

o     invest up to 10% of its net assets in rights or warrants;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to seven days' duration.

Because the Fund invests a substantial portion of its assets in the real estate market, it is subject to many of the same risks involved in direct ownership of real estate. For example, the value of real estate could decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

The Fund's investments in mortgage-backed securities have prepayment risk, which is the risk that mortgage loans will be repaid when interest rates decline and the Fund will have to reinvest in securities with lower interest rates. This risk causes mortgage-backed securities to have significantly greater price and yield volatility than traditional fixed-income securities. The Fund's investments in REMICs, CMOs, and other types of mortgage-backed securities may be subject to special risks that are described under "Description of Investment Practices".


DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES


This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Illiquid Securities. The Funds will limit their investments in illiquid securities to 15% of their net assets, except the limit is 10% for Alliance Quasar Institutional Fund. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and
(iii) repurchase agreements not terminable within seven days.


Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the illiquidity of a Fund's investments in such securities. Except with respect to Alliance Quasar Institutional Fund, Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by the Fund of the Adviser.


A Fund that invests in securities for which there is no ready market may therefore not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resale of securities.

Loans of Portfolio Securities. The risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights, and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative and custodial fees in connection with a loan.

Mortgage-Backed Securities and Associated Risks. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Prepayments occur when the mortgagor on a mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a Fund that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Alliance Real Estate Investment Institutional Fund may invest in guaranteed mortgage pass-through securities that represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the United States Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates, which may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis. Alliance Real Estate Investment Institutional Fund will not invest in the lowest tranche of CMOs and REMIC certificates.

Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Fund does not intend to invest in residual interests.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. These risks could be reduced by entering into a closing transaction (i.e., by disposing of the option prior to its exercise). A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

A Fund that purchases or writes options on securities in privately negotiated (i.e., over-the-counter) transactions will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund will purchase options on futures contracts written or purchased that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

Alliance Premier Growth Institutional Fund may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures or the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

Repurchase Agreements. All of the Funds may enter into repurchase agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time, or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales. A short sale is effected by selling a security that a Fund does not own, or if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Certain special federal income tax considerations may apply to short sales entered into by a Fund.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. No Fund will enter into a standby commitment with a remaining term in excess of 45 days.

There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience with respect to such instruments and usually depends on Alliance's ability to forecast price movements, interest rates or currency exchange rate movements correctly. Should interest rates, prices, or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. Higher portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position. For temporary defensive purposes, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper, and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not meet their investment objective.

ADDITIONAL RISK CONSIDERATIONS

Investment in certain of the Funds involves the special risk considerations described below.

Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U. S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities settlements may in some instances be subject to delays and related administrative uncertainties. Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the U.S.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization, or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices.

The Real Estate Industry. Although Alliance Real Estate Investment Institutional Fund does not invest directly in real estate, it does invest primarily in Real Estate Equity Securities and does have a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of these risks to a greater extent.

In addition, if Alliance Real Estate Investment Institutional Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Mortgage-Backed Securities. As discussed above, investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of Mortgage-Backed Securities, such as those in which Alliance Real Estate Investment Institutional Fund may invest, differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between one year or less and 30 years in the case of all Funds that invest in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Investment Adviser


Each Fund's Adviser is Alliance Capital Management, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international adviser supervising client accounts with assets as of December 31, 1999 totaling more than $368 billion (of which more than $169 billion represented assets of investment companies). As of December 31, 1999, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 31 of the nation's FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 53 registered investment companies managed by Alliance, comprising 119 separate investment portfolios, currently have more than 5 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, each Fund paid Alliance as a percentage of average daily net assets:

                                 Fee as
                              percentage of
                              average daily       Fiscal
Fund                           net assets*      Year Ending
--------                     --------------    ------------

Alliance Premier
  Growth Institutional            .62%           10/31/99
Alliance Quasar
  Institutional....               .17%           10/31/99
Alliance Real Estate
  Investment
  Institutional....              0.00%           10/31/99


--------------------------------------------------------------------------------
* Fees are stated net of waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.

In connection with investments in real estate securities, Alliance has, at its expense, retained as a consultant CB Richard Ellis, Inc. ("CBRE"). CBRE is a publicly held company and the largest real estate services company in the United States, comprised of real estate brokerage, property and facilities management, and real estate finance, and investment advisory services.

Portfolio Manager

The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund, the length of time that each person has been primarily responsible for the Fund, and each person's principal occupation during the past five years.


                                                      Principal Occupation
                                                      During the Past
Fund                   Employee; Year; Title          Five (5) Years*
--------------------------------------------------------------------------------

Alliance Premier       Alfred Harrison; since         Associated with
Growth Institutional   inception--Vice Chairman        Alliance
Fund                   of Alliance Capital
                       Management Corporation
                       (ACMC)**

Alliance Quasar        Bruce Aronow; since 1999       Associated with
Institutional Fund     --Vice President of ACMC       Alliance since 1999;
                                                      prior thereto, Vice
                                                      President at Invesco
                                                      since 1998, Vice
                                                      President at LGT
                                                      Asset Management since
                                                      1996 and Vice President
                                                      at Chancellor Capital
                                                      Management since before
                                                      1995.

Alliance Real Estate   Daniel G. Pine; since 1996     Associated with
Investment             --Senior Vice President        Alliance since 1996;
Institutional Fund     of ACMC                        prior thereto, Senior
                                                      Vice President of
                                                      Desai Capital
                                                      Management

                       David Kruth; since 1997        Associated with
                       --Vice President of ACMC       Alliance since 1997;
                                                      prior thereto, Senior
                                                      Vice President of
                                                      Yarmouth Group

--------------------------------------------------------------------------------
* Unless indicated otherwise, persons associated with Alliance have been employed in a portfolio management, research or investment capacity.
**    The sole general partner of Alliance.


Performance of Similarly Managed Investment Companies. Each of the Funds is identical in its investment objectives, policies and practices to a currently existing open-end management investment company managed by Alliance. These Funds are Alliance Premier Growth Fund, Alliance Quasar Fund and Alliance Real Estate Investment Fund (each, a "Retail Fund"). Each Fund is managed by the same investment personnel, in the identical investment style and following the same investment strategy, as its corresponding Retail Fund. Set forth below is performance data for each of the Retail Funds for the 1, 5 and 10 year (or since inception) periods through December 31, 1999. As of December 31, 1999, the net assets in the corresponding Retail Funds totaled approximately $17.8 billion for Alliance Premier Growth Fund, $1.5 billion for Alliance Quasar Fund, and $182 million for Alliance Real Estate Investment Fund. The following performance data for the Retail Funds is net of actual fees incurred by those Funds for the relevant periods and is based on each Fund's Class A shares with imposition of the maximum 4.25% sales charge.

                                        Year     5 Years   10 Years
                                        ended     ended      ended
Retail Funds                          12/31/99  12/31/99   12/31/99
                                     ---------  --------   ---------

Alliance Premier
  Growth Fund.....................     23.51%    34.86%     25.01%*
Alliance Quasar Fund..............      8.16%    18.83%     10.43%
Alliance Real Estate
  Investment Fund.................    -10.66%     1.65%*       --

--------------------------------------------------------------------------------
* Inception dates for Alliance Premier Growth Fund--September 28, 1992 and Alliance Real Estate Investment Fund--October 1, 1996.

Performance of Similarly Managed Portfolios--Alliance Premier Growth Institutional Fund. In addition to managing the assets of Alliance Premier Growth Institutional Fund, Mr. Harrison has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for Alliance Premier Growth Institutional Fund, except for the ability of Alliance Premier Growth Institutional Fund to use futures and options as hedging tools and to invest in warrants. The Historical Portfolios also are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which Alliance Premier Growth Insitutional Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios. See "Investment Objective and Policies."


Set forth below is performance data provided by Alliance relating to the Historical Portfolios for each of the 21 full calendar years during which Mr. Harrison has managed the Historical Portfolios as an employee of Alliance and cumulatively through December 31, 1999. As of December 31, 1999, the assets in the Historical Portfolios totaled approximately $16.9 billion and the average size of an institutional account in the Historical Portfolio was $585 million. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.


The performance data is net of all fees (including brokerage commissions) charged to those accounts. The performance data is computed in accordance with standards formulated by the Association of Investment Management and Research and has not been adjusted to reflect any fees that will be payable by Alliance Premier Growth Institutional Fund, which are higher than the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for Alliance Premier Growth Institutional Fund. Expenses associated with the distribution of Class I and Class II shares of Alliance Premier Growth Institutional Fund in accordance with the plan adopted by Alliance Premier Growth Institutional Fund's Board of Directors pursuant to Rule 12b-1 under the 1940 Act ("distribution fees") are also excluded. See "Expense Information." The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.

To the extent Alliance Premier Growth Institutional Fund does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the S&P 500 and Russell 1000 Growth Index may not be substantially comparable to Alliance Premier Growth Institutional Fund. The S&P 500 and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 and Russell 1000 Growth Index do not reflect the deduction of any fees. If Alliance Premier Growth Institutional Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, Alliance Premier Growth Institutional Fund's performance relative to the index would be reduced by Alliance Premier Growth Institutional Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses as well as by the impact on Alliance Premier Growth Institutional Fund's shareholders of sales charges and income taxes.


The Lipper Large Cap Growth Fund Index is prepared by Lipper and represents a composite index of the investment performance for the 30 largest large capitalization growth mutual funds. The composite investment performance of the Lipper Large Cap Growth Fund Index reflects investment management and administrative fees and other operating expenses paid by these mutual funds and reinvested income dividends and capital gain distributions, but excludes the impact of any income taxes and sales charges.


The following performance data is provided solely to illustrate Mr. Harrison's performance in managing the Historical Portfolios as measured against certain broad based market indices and against the composite performance of other open-end growth mutual funds. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of Alliance Premier Growth Institutional Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

Schedule of Composite Investment Performance--Historical Portfolios*


                        Premier                                                       Lipper
                        Growth                                         Russell       Large Cap
                     Institutional    Historical        S&P500          1000          Growth
                         Fund         Portfolios         Index      Growth Index    Fund Index
                     Total Return   Total Return**   Total Return   Total Return   Total Return
                     ------------    -------------    -----------    -----------    -----------
Year ended December:
1999***.............    29.40%          29.67%           21.03%         33.16%         34.82%
1998................       --           52.16%           28.60%         38.71%         36.47
1997................       --           34.64            33.36          30.49          27.59
1996................       --           22.06            22.96          23.12          20.56
1995................       --           39.83            37.58          37.19          34.92
1994................       --           (4.82)            1.32           2.66          (0.82)
1993................       --           10.54            10.08           2.90          10.66
1992................       --           12.18             7.62           5.00           6.89
1991................       --           38.91            30.47          41.16          37.34
1990................       --           (1.57)           (3.10)         (0.26)         (1.82)
1989................       --           38.80            31.69          35.92          32.30
1988................       --           10.88            16.61          11.27          10.84
1987................       --            8.49             5.25           5.31           3.33
1986................       --           27.40            18.67          15.36          16.75
1985................       --           37.41            31.73          32.85          32.85
1984................       --           (3.31)            6.27           (.95)         (4.25)
1983................       --           20.80            22.56          15.98          22.63
1982................       --           28.02            21.55          20.46          28.91
1981................       --           (1.09)           (4.92)        (11.31)         (0.06)
1980................       --           50.73            32.50          39.57          47.73
1979................       --           30.76            18.61          23.91          29.90
Cumulative total
  return for
  the period
  January 1,
  1979 to
  December 31,
  1999......             n.a.             6134%            3077%          3194%           4020%

--------------------------------------------------------------------------------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion. Total return for Alliance Premier Growth Institutional Fund is for Class I shares.
** Assumes imposition of the maximum advisory fee changed by Alliance for any Historical Portfolio for the period involved.
*** During this period, the Historical Portfolios differed from Alliance Premier Growth Institutional Fund in that Alliance Premier Growth Institutional Fund invested a portion of its net assets in warrants on equity securities in which the Historical Portfolios were unable, by their investment restrictions, to purchase. In lieu of warrants, the Historical Portfolios acquired the common stock upon which the warrants were based.


The average annual total returns presented below are based upon the cumulative total return as of December 31, 1999, and for more than one year assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

AVERAGE ANNUAL TOTAL RETURNS


                        Premier                                            Lipper
                        Growth                                Russell     Large Cap
                     Institutional  Historical   S&P500        1000        Growth
                         Fund       Portfolios    Index    Growth Index  Fund Index
                     ------------    ---------  ---------  ------------  ----------
One year............     29.40%        29.67%     21.03%      33.16%       34.82%
Three years.........      n.a.         38.50      27.56       34.07        32.90
Five years..........      n.a.         35.30      28.54       32.41        30.73
Ten years...........      n.a.         22.02      18.19       20.32        19.70
Since January 1,
1979................      n.a.         21.75      17.90       18.11        19.37

--------------------------------------------------------------------------------

The Funds' SAIs have more detailed information about Alliance and other Fund service providers.


--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How The Funds Value Their Shares

The Funds' net asset value or NAV is calculated at 4:00 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds' value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund.

How To Buy Shares

You may purchase a Fund's shares through your financial representative at NAV. Alliance Institutional Funds' shares are not subject to any initial or contingent sales charges. See "Distribution Arrangements" for a description of who can buy each class of shares of the Funds.

The minimum initial investment in the Alliance Institutional Funds is $2 million, which may be invested in any one or more of the Funds. Investments made through fee-based or wrap-fee programs will satisfy the minimum initial investment requirement if the fee-based or wrap-fee program, as a whole, invests at least $2 million in one or more of the Funds. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company.

A Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

A Fund may refuse any order to purchase shares. In particular, the Funds reserve the right to restrict purchases of shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

How To Exchange Shares

You may exchange your shares of any Fund for the same class of shares of any other Fund and for Class A shares of any other Alliance Mutual Fund. Exchanges of shares are made at the next-determined NAV without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Funds may change, suspend, or terminate the exchange service on 60 days' notice.

How To Sell Shares

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial representative. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

      o Selling Shares Through Your Financial Representative

Your financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV. Your financial representative is responsible for submitting all necessary documentation to the Fund and may charge you for this service. If you are in doubt about what documents are required by your fee-based program or other program, you should contact your financial representative.

      o Selling Shares Directly To The Funds

By Mail:

--Send a signed letter of instruction or stock power form, along with certificates, to:

                          Alliance Fund Services, Inc.
                                  P.O. Box 1520
                             Secaucus, NJ 07096-1520
                                  800-221-5672

--For your protection, a bank, a member firm of a national stock exchange or other eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial representative, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AFS.

By Telephone:

--You may redeem your shares for which no stock certificates have been issued by telephone request. Call AFS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

--A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV.

--If you have selected electronic funds transfer in your Subscription
  Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

--Redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000 per day (except for certain omnibus accounts).

--Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
                                    AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividend and capital gains distribution, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate NAV as of the payment date of the dividend or distribution equal to the cash amount of the income dividend or distribution. You may make an election to receive dividends and distributions in cash or shares at the time you purchase shares. Your election can be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, at your election, electronically via the ACH network. There is no sales or other charge on with the reinvestment of Fund dividends and distributions.

If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the same class of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

The Funds expect that distributions will consist either of net income or long-term capital gains. For federal income tax purposes, the Fund's dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution will depend upon the realization by such Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. Since REITs pay distributions based on cash flow, without regard to depreciation and amortization, it is likely that a portion of the distributions paid to Alliance Real Estate Investment Institutional Fund and subsequently distributed to shareholders may be a nontaxable return of capital. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a full credit or deductions for the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the distributions may subsequently be characterized as a return of capital. Returns of capital are generally non taxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as a capital gain. See the Fund's SAI for a further explanation of these tax issues.


If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Share Classes. The Funds offer two classes of shares.

Class I Shares

You may purchase and hold shares of Class I solely:

o through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Fund's principal underwriter, Alliance Fund Distributors, Inc. or AFD;

o     through employee plans that have at least $10 million in assets;

o if you are an investment advisory client of, or are a certain other person associated with, Alliance and its affiliates or the Funds; and

o through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

Class II Shares.

You may purchase and hold shares of Class II solely:

o if you are an investor participating in a wrap-fee or other similar program offered by a registered broker-dealer or other financial intermediary that meets certain requirements established by AFD; and

o     through employee plans that have at least $10 million in assets.

For more detailed information about who may purchase and hold the shares of each Fund, see the Fund's SAI. Fee-based and other programs may impose different requirements with respect to investment in the shares of the Funds than described above.

Asset-based Sales Charge or Rule 12b-1 Fees. Each Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its Class II shares. The amount of these fees is .30% of the Fund's aggregate average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

Conversion Feature. As described above, Class I shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships, and by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds. If a holder of Class I shares (i) ceases to participate in the fee-based program or plan, or to be associated with an investment advisor or financial intermediary or (ii) is otherwise no longer eligible to purchase Class I shares as described in this Prospectus (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically to Class II shares of the Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAVs of the two classes and without the imposition of any sales load, fee or other charge.


Other. If you are a Fund shareholder through an account established under a fee-based or other program, your fee-based or other program may impose requirements with respect to the purchase, sale or exchange of shares of a Fund that are different from those described in this Prospectus. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Company, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, the Company may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephonic requests to purchase, sell or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming investment of all dividends and distributions). The information has been audited by Ernst & Young LLP, the Funds' independent auditors, whose report, along with each Fund's financial statements, is included in the SAI, which is available upon request.

                                                                         Income from Investment Operations
                                                                 -------------------------------------------------

                                                                                     Net Gains
                                                    Net Asset          Net         or Losses on
                                                     Value,        Investment       Securities       Total from
                                                    Beginning        Income       (both realized     Investment
         Fiscal Year or Period                      of Period     (Loss) (a)(b)   and unrealized)    Operations
          -------------------                     ------------   --------------   --------------   ---------------
Alliance Premier Growth
Institutional Fund
    Class I
    Year ended 10/31/99 .......................      $12.62         $(.04)           $4.98             $4.94
    1/7/98+ to 10/31/98 .......................      $10.00         $ .01            $2.61             $2.62
    Class II
    Year ended 10/31/99 .......................      $12.58         $(.10)           $4.96             $4.86
    1/7/98+ to 10/31/98 .......................      $10.00         $(.03)           $2.61             $2.58

Alliance Quasar
Institutional Fund
    Class I
    Year ended 10/31/99 .......................      $ 7.42         $(.02)           $ .53             $ .51
    3/17/98+ to 10/31/98 ......................      $10.00         $ -0-            $(2.58)           $(2.58)
    Class II
    Year ended 10/31/99 .......................      $ 7.40         $(.05)           $ .55             $ .50
    3/17/98+ to 10/31/98 ......................      $10.00         $(5.89)          $3.29             $(2.60)

Alliance Real Estate
Investment Institutional Fund
    Class I
    Year ended 10/31/99 .......................      $ 7.78         $ .37            $ (.90)           $(.53)
    12/9/97+ to 10/31/98 ......................      $10.00         $ .43            $(2.26)           $(1.83)
    Class II
    Year ended 10/31/99 .......................      $ 7.77         $ .20            $ (.74)           $(.54)
    12/9/97+ to 10/31/98 ......................      $10.00         $ .41            $(2.28)           $(1.87)


                                                                                                                 Less
                                                            Less Dividends and Distributions                 Distributions
                                                  ---------------------------------------------------        -------------

                                                     Dividends        Distributions                               Total
                                                     from Net         in Excess of      Distributions           Dividends
                                                    Investment       Net Investment         from                   and
         Fiscal Year or Period                        Income             Income         Capital Gains        Distributions
          -------------------                     --------------     --------------    --------------        -------------

Alliance Premier Growth
Institutional Fund
    Class I
    Year ended 10/31/99 .......................       $(.01)             $ -0-             $ -0-                 $(.01)
    1/7/98+ to 10/31/98 .......................       $ -0-              $ -0-             $ -0-                 $ -0-
    Class II
    Year ended 10/31/99 .......................       $ -0-              $ -0-             $ -0-                 $ -0-
    1/7/98+ to 10/31/98 .......................       $ -0-              $ -0-             $ -0-                 $ -0-

Alliance Quasar
Institutional Fund
    Class I
    Year ended 10/31/99 .......................       $ -0-              $(.01)            $ -0-                 $(.01)
    3/17/98+ to 10/31/98 ......................       $ -0-              $ -0-             $ -0-                 $ -0-
    Class II
    Year ended 10/31/99 .......................       $ -0-              $ -0-             $ -0-                 $ -0-
    3/17/98+ to 10/31/98 ......................       $ -0-              $ -0-             $ -0-                 $ -0-

Alliance Real Estate
Investment Institutional Fund
    Class I
    Year ended 10/31/99 .......................       $(.42)(g)          $(.06)            $ -0-                 $(.48)
    12/9/97+ to 10/31/98 ......................       $(.39)             $ -0-             $ -0-                 $(.39)
    Class II
    Year ended 10/31/99 .......................       $(.40)(g)          $(.04)            $ -0-                 $(.44)
    12/9/97+ to 10/31/98 ......................       $(.36)             $ -0-             $ -0-                 $(.36)

                                                                                              Ratios/Supplemental Data
                                                                                  --------------------------------------------------

                                                    Net Asset                                           Ratio of      Ratio of Net
                                                     Value,                                             Expenses      Income (Loss)
                                                     End of           Total         Net Assets,        to Average      to Average
         Fiscal Year or Period                       Period        Return (c)      End of Period     Net Assets (d)    Net Assets
          -------------------                     -------------   ------------    --------------     --------------   -------------
Alliance Premier Growth
Institutional Fund
    Class I
    Year ended 10/31/99 .......................      $17.55         39.17%           $247,269(e)          .90%           (.22)%
    1/7/98+ to 10/31/98 .......................      $12.62         26.20%           $ 56,894(e)          .90%(f)         .08%(f)
    Class II
    Year ended 10/31/99 .......................      $17.44         38.63%           $  7,790(e)         1.30%           (.62)%
    1/7/98+ to 10/31/98 .......................      $12.58         25.80%           $  3,014(e)         1.30%(f)        (.38)%(f)

Alliance Quasar
Institutional Fund
    Class I
    Year ended 10/31/99 .......................      $ 7.92          6.88%           $ 16,798(e)         1.20%           (.20)%
    3/17/98+ to 10/31/98 ......................      $ 7.42        (25.80)%          $ 20,513(e)         1.20%(f)         .03%(f)
    Class II
    Year ended 10/31/99 .......................      $ 7.90          6.76%           $ 14,400(e)         1.35%           (.51)%
    3/17/98+ to 10/31/98 ......................      $ 7.40        (26.00)%          $    283            1.60%(f)        (.14)%(f)

Alliance Real Estate
Investment Institutional Fund
    Class I
    Year ended 10/31/99 .......................      $ 6.77         (7.21)%          $  1,147(e)         1.00%           4.75%
    12/9/97+ to 10/31/98 ......................      $ 7.78        (18.61)%          $ 18,193            1.00%(f)        5.62%(f)
    Class II
    Year ended 10/31/99 .......................      $ 6.79         (7.32)%          $    380            1.40%           2.32%
    12/9/97+ to 10/31/98 ...................      $ 7.77        (19.02)%          $    320            1.40%(f)        5.04%(f)

                                                Ratios/Supplemental Data
                                                ------------------------

                                                       Portfolio
         Fiscal Year or Period                       Turnover Rate
          -------------------                        -------------
Alliance Premier Growth
Institutional Fund
    Class I
    Year ended 10/31/99 .......................           85%
    1/7/98+ to 10/31/98 .......................           86%
    Class II
    Year ended 10/31/99 .......................           85%
    1/7/98+ to 10/31/98 .......................           86%

Alliance Quasar
Institutional Fund
    Class I
    Year ended 10/31/99 .......................          144%
    3/17/98+ to 10/31/98 ......................           61%
    Class II
    Year ended 10/31/99 .......................          144%
    3/17/98+ to 10/31/98 ......................           61%

Alliance Real Estate
Investment Institutional Fund
    Class I
    Year ended 10/31/99 .......................           32%
    12/9/97+ to 10/31/98 ......................           11%
    Class II
    Year ended 10/31/99 .......................           32%
    12/9/97+ to 10/31/98 ......................           11%

--------------------------------------------------------------------------------
+     Commencement of operations
(a)   Based on average shares outstanding.
(b)   Net of fee waiver and expense reimbursement.
(c) Total investment return is calculated assuming an initial investment made at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(d) Net of expenses waived/reimbursed. If the Funds had borne all expenses, the expense ratio would have been as follows:

                 1998                                       1999
Alliance Premier Growth Institutional      Alliance Premier Growth Institutional
Fund                                       Fund
Class I        2.29%(f)                    Class I        1.28%
Class II       2.65%(f)                    Class II       1.68%

Alliance Quasar Institutional Fund         Alliance Quasar Institutional Fund
Class I        3.82%(f)                    Class I        2.08%
Class II       4.62%(f)                    Class II       2.14%

Alliance Real Estate Investment            Alliance Real Estate Investment
Institutional Fund                         Institutional Fund
Class I        3.09%(f)                    Class I        3.54%
Class II       3.59%(f)                    Class II       2.93%

(e)   (000's omitted).
(f)   Annualized.
(g) Distributions from net investment income include a tax return of capital of $.05 and $.04 for Class I and II, respectively.



Please refer to footnotes on page 26.



                                     26 & 27

For more information about the Funds, the following documents are available upon request:

      o Annual/Semi-Annual Reports to Shareholders

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

      o Statement of Additional Information (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, by contacting your broker or other financial intermediary, or by contacting
Alliance:

By Mail:          c/o Alliance Fund Services, Inc.
                  P.O. Box 1520
                  Secaucus, NJ 07096-1520

By Phone:         For Information: (800) 221-5672
                  For Literature: (800) 227-4618


Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102

You also may find more information about Alliance and the Funds on the Internet at: www.Alliancecapital.com

Fund                                                              SEC File No.
-----                                                             ------------
Alliance Premier Growth Institutional Fund                        811-08403
Alliance Quasar Institutional Fund
Alliance Real Estate Investment Institutional Fund

                            ========================
                            Alliance Institutional
                            Fund Subscription
                            Application
                            ========================


                       Premier Growth Institutional Fund
                           Quasar Institutional Fund
                   Real Estate Investment Institutional Fund

To Open Your New Alliance Account...

Please complete the application and mail it to:

      Alliance Fund Services, Inc.
      P.O. Box 1520
      Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:

      Alliance Fund Services, Inc.
      500 Plaza Drive
      Secaucus, New Jersey  07094

Section 1 Your Account Registration
(Required)

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

      >     Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
            Minor:

            o Indicate your name(s) exactly as it appears on your social security card.

      >     Transfer on Death:

            o     Ensure that your state participates

      >     Trust/Other:

            o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2 Your Address (Required)

Complete in full.

      >     Non-Resident Alien:

            o     Indicate your permanent country of residence.

Section 3 Your Initial Investment (Required)


For the fund in which you are investing: (1) Write the three digit fund number in the column titled 'Indicate three digit fund number located below'. (2) Write the dollar amount of your initial purchase in the column titled 'Indicate Dollar Amount'. (3) Check off a distribution option for your dividends. (4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4B and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete
Section 4C.


Section 4 Your Shareholder Options
(Complete only those options you want)

A. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

B Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

C. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

Section 5 Shareholder Authorization
(Required) All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At: (800) 221-5672

Or Visit Our Website: www.alliancecapital.com


                      ===================================
                      For Literature Call: (800) 227-4618
                      ===================================

Alliance Special Equity Institutional Fund Subscription Application

================================================================================
      1. Your Account Registration (Please Print in Capital Letters and Mark Check Boxes Where Applicable)
================================================================================

|_| Individual Account { |_| Male  |_| Female } - or - |_| Joint Account - or -

|_| Transfer on Death { |_| Male |_| Female } - or - |_| Gift/Transfer to a
                                                         Minor

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
Owner or Custodian (First Name)     (MI)  (Last Name)

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
(First Name) Joint Owner*,          (MI)  (Last Name)
Transfer On Death Beneficiary
or Minor

|_||_||_| - |_||_| - |_||_||_||_|                    If Uniform Gift/Transfer to
Social Security Number of Owner                      Minor Account:
or Minor (required to open account)                  |_||_| Minor's State of
                                                            Residence

If Joint Tenants Account: * The Account
will be registered "Joint Tenants with
right of Survivorship" unless you indicate otherwise below:

|_| In Common |_| By Entirety |_| Community Property

|_| Trust - or - |_| Corporation - or - |_| Other______________________________

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
Name of Trustee if applicable       (MI)  (Last Name)
(First Name)

|_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Name of Trust or Corporation or Other Entity

|_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Name of Trust or Corporation or Other Entity continued

|_||_||_||_||_||_||_||_|       |_||_||_||_||_||_||_||_||_|
Trust Dated (MM,DD,YYYY)       Tax ID Number (required to open account)

                               |_| Employer ID Number - OR - |_| Social Security
                                                                 Number

================================================================================
      2. Your Address
================================================================================

|_||_||_||_||_||_||_|   |_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Street Number           Street Name

|_||_||_||_||_||_||_||_||_||_||_||_|      |_||_|      |_||_||_||_||_|
City                                      State       Zip code

|_||_||_||_||_||_||_||_||_|   |_||_||_| - |_||_||_| - |_||_||_||_|
If Non-U.S., Specify Country  Daytime Phone Number

|_| U.S. Citizen |_| Resident Alien |_| Non-Resident Alien

================================================================================
      3. Your Initial Investment   The minimum investment is $2 million, which
                                   may be invested in one or more of the
                                   Alliance Institutional Funds. Different
                                   minimums apply for employee retirement plans.
================================================================================

I hereby subscribe for shares of the Alliance Special Equity Institutional Fund and elect distribution options as indicated.

                                          Dividend and Capital Gain Distribution
                                          Options:

                                          R Reinvest distributions into my fund
                                            account.
--------------------------------------
Broker/Dealer Use Only: Wire Confirm #    C Send my distributions in cash to the
                                            address I have provided in Section
|_||_||_||_||_||_||_||_|                    2. (Complete Section 4D for direct
--------------------------------------      deposit to your bank account.
                                            Complete Section 4E for payment to a
                                            third party)

                                          D Direct my distributions to another
                                            Alliance fund. Complete the
                                            appropriate portion of Section 4A to
                                            direct your distributions (dividends
                                            and capital gains) to another
                                            Alliance Fund (the $250 minimum
                                            investment requirement applies to
                                            Funds into which distributions are
                                            directed).

----------- --------------    ----------------------  --------------------------
                                                        Distributions Options
                                                              *Check One*
            Indicate three                            --------------------------
              digit Fund                              ---------   --------------
            number located    Indicate Dollar Amount  Dividends   Capital Gains
  Make all      below                                  R  C  D       R  C  D
  checks*   --------------    ----------------------  ---------   --------------
payable to:   |_||_||_|       $_____________________  |R||C||D|     |R||C||D|
  Alliance    |_||_||_|       $_____________________  |R||C||D|     |R||C||D|
   Funds
-----------

--------------------------
    Total Investement          $_____________________
--------------------------
* Cash and money orders are not accepted

--------------------------------------------------------------------------------
Alliance Institutional Fund                            Class I       Class II
--------------------------------------------------------------------------------

Alliance Special Equity Institutional Fund               519           619

                                                      Alliance Capital [LOGO](R)

Premiere Growth Fund
Quasar Fund
Real Estate Investment

================================================================================
      4. Your Shareholder Options
================================================================================

A. Purchases and Redemptions Via EFT

      You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

      Instructions: > Review the information in the Prospectus about telephone transaction services.

                    > If you select the telephone purchase or redemption
                      privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to Section 4D of this application.

|_|   Purchases and Redemptions via EFT

      I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

      For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.

B. Bank Information This bank account information will be used for:

      |_|   Distributions (Section 3)     |_|   Telephone Transactions
                                                (Section 4B)

      |_|   Automatic Investments         |_|   Withdrawals (Section 4C)
            (Section 4A)

================================================================================
      Please Tape a Pre-printed Voided Check Here*
================================================================================

                       [GRAPHIC OF VOIDED CHECK OMITTED]

* The above services cannot be established without a pre-printed voided check.

For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records. If the registration at the bank differs from that on the Alliance mutual fund, all parties must sign in Section 5.

|_||_||_||_||_||_||_||_||_|         |_||_||_||_||_||_||_||_||_||_||_||_||_|
Your Bank's ABA Routing Number      Your Bank Account Number

|_|   Checking Account  |_|   Savings Account

                                                      Alliance Capital [LOGO](R)

================================================================================
      4. Your Shareholder Options (CONTINUED)
================================================================================

C. Third Party Payment Details Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

                  |_|   Distributions (Section 3)     |_|   Systematic
                                                            Withdrawals
                                                            (Section 4C)

|_||_||_||_||_||_||_||_||_||_|  |_|   |_||_||_||_||_||_||_||_||_||_|
Name (First Name)               (MI)  (Last Name)

|_||_||_||_||_||_||_|   |_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Street Number           Street Name

|_||_||_||_||_||_||_||_||_||_||_||_|      |_||_|      |_||_||_||_||_|
City                                      State       Zip code

================================================================================
      Dealer/Agent Authorization - For selected Dealers or Agents ONLY.
================================================================================

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Dealer/Agent Firm                     Authorized Signature

 ____________________________    _     ____________________________
|                            |  | |   |                            |
|____________________________|  |_|   |____________________________|
Representative First Name       MI    Last Name

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Dealer/Agent Firm Number              Representative Number

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Branch Number                         Branch Telephone Number

 __________________________________________________________________
|                                                                  |
|__________________________________________________________________|
Branch Office Address

 _________________________________     _  _   _____________________
|                                 |   | || | |                     |
|_________________________________|   |_||_| |_____________________|
City                                  State  Zip Code

                                                      Alliance Capital [LOGO](R)

================================================================================
      5. Shareholder Authorization -- This section MUST be completed
================================================================================

      Telephone Exchanges and Redemptions by Check

      Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check.

            |_| I do not elect the telephone exchange service

            |_| I do not elect the telephone redemption by check service

      By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

      For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in Section 2.

      I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

      I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or I am waiting for a number to be issued to me and that I have not been notified that this account is subject to backup withholding.

      The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.


 _______________________________________________________     ______
|                                                       |   |      |
|_______________________________________________________|   |______|
Signature                                                   Date

 _______________________________________________________     ______
|                                                       |   |      |
|_______________________________________________________|   |______|
Signature                                                   Date


__________________________________________
Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer

                                                      Alliance Capital [LOGO](R)

INSTPR0300

Alliance Institutional Funds            Prospectus and Application


                                        March 1, 2000

                                        o Alliance Special Equity Institutional
                                          Fund

Alliance Institutional Funds, Inc. provides a selection of equity investment alternatives to institutional and other investors through qualifying programs who seek capital growth or high total return.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                         Alliance Capital [LOGO]

Investment Products Offered
-----------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-----------------------------

                                Table Of Contents


                                                                         Page
RISK/RETURN SUMMARY ....................................................... 3

FEES AND EXPENSES OF THE FUND ............................................. 5

GLOSSARY .................................................................. 6

DESCRIPTION OF THE FUND ................................................... 6

Investment Objective and Principal Policies and
   Risks .................................................................. 6
Description of Additional Investment Practices ............................ 6
Additional Risk Considerations ............................................ 7

MANAGEMENT OF THE FUND .................................................... 7

PURCHASE AND SALE OF SHARES ............................................... 8

How The Fund Values Its Shares ............................................ 8
How To Buy Shares ......................................................... 8
How To Exchange Shares .................................................... 8
How To Sell Shares ........................................................ 8

DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................ 9

DISTRIBUTION ARRANGEMENTS ................................................. 9

GENERAL INFORMATION .......................................................10

FINANCIAL HIGHLIGHTS ......................................................11


Alliance Special Equity Institutional Fund's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Special Equity Institutional Fund. This Summary describes the Fund's objectives, principal investment strategies, principal risks and fees. This Summary includes a short discussion of some of the principal risks of investing in the Fund.


A more detailed description of the Fund, including the risks associated with investing in the Fund, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. As with all investments, you may lose money by investing in the Fund.

Alliance Special Equity Institutional Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund invests primarily in equity securities. The Fund emphasizes investments in companies that Alliance believes will have superior relative earnings growth and are selling at reasonable valuations. The Fund seeks to achieve long-term performance that is significantly better than that of the S&P 500 Index. Although the Fund typically invests for the long-term, it also may take advantage of shorter-term opportunities. The weighted average market capitalization of the companies that the Fund invests in will be less than that of the S&P 500 Index but greater than those of indices of smaller and medium capitalization stocks. This reflects the Fund's tendency to invest in less mature companies and restructuring situations that, in Alliance's judgment, offer relatively attractive appreciation opportunities.

PRINCIPAL RISKS:


Among the principal risks of investing in the Fund is market risk, which is the risk of losses from adverse changes in the stock markets. Because the Fund invests in small- to mid-capitalization companies, it has capitalization risk. These investments may be more volatile than investments in large-cap companies.


BAR CHART AND PERFORMANCE TABLE:

There is no bar chart or performance table for the Fund because it has not completed a full calendar year of operations.

--------------------------------------------------------------------------------
                          FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge imposed on purchases                                  None
Sales charge imposed on dividend reinvestments                             None
Deferred sales charge                                                      None
Exchange fee                                                               None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Fund with the cost of investing in other funds. They assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                    Operating Expenses                                    Examples
---------------------------------------------------      -----------------------------------------
                          Class I      Class II (b)                       Class I     Class II (b)
                          -------       ----------                        -------      ----------
Management fees             .58%            58%          After 1 year      $  77         $  107
12b-1 fees                  None           .30%          After 3 years     $ 240         $  334
Other expenses              .17%            17%          After 5 years     $ 417         $  579
                          -----           ----
Total Fund operating
   expenses (a)             .75%          1.05%          After 10 years    $ 930         $1,283
                          =====           ====


--------------------------------------------------------------------------------


(a) Annualized. During the Fund's fiscal year ended 10/31/99, the Adviser voluntarily reimbursed the Fund for certain expenses. Taking into account such expense reimbursement, total annualized fund operating expenses were .73% for Class I shares.
(b) Class II shares have not commenced investment operations. Expenses for Class II shares are estimated.

--------------------------------------------------------------------------------
                                    Glossary
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Equity securities are (i) common stocks, partnership interests, business trust shares, and other equity or ownership interests in business enterprises, and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

OTHER

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

--------------------------------------------------------------------------------
                             DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the investment objective, principal strategies and principal risks of the Fund. Of course, there can be no assurance that the Fund will achieve its investment objective.

Please note that:


o Additional discussion of the Fund's investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.


o Additional information about the risks of investing in the Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of the Fund's strategies, investments, and risks can be found in the Fund's Statement of Additional Information or SAI.

o The Fund's investment objective is "fundamental" and cannot be changed without shareholder vote, and except as noted, the Fund's investment policies are not fundamental and thus can be changed without a shareholder vote.


INVESTMENT OBJECTIVE AND PRINCIPAL POLICIES AND RISKS




Investment Objective

The Fund's investment objective is capital appreciation.

PRINCIPAL POLICIES The Fund invests primarily in equity securities. The Fund emphasizes investments in companies that Alliance believes will have superior relative earnings growth and are selling at reasonable valuations. The Fund seeks to achieve long-term performance that is significantly better than the S&P 500 Index. In line with this objective, the Fund may exhibit greater volatility than is exhibited in the overall market. The Fund usually is fully invested with no effort made to time the market.


Although the Fund typically invests for the long-term, it also may take advantage of shorter-term opportunities. The weighted average market capitalization of the Fund will be less than that of the S&P 500 Index but greater than those of indices of smaller and medium capitalization stocks. This reflects the Fund's tendency to invest in less mature companies and restructuring situations that, in Alliance's judgment, offer relatively attractive appreciation opportunities. The Fund may invest up to 15% of its assets in foreign equity securities.


PRINCIPAL RISKS The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect these values. Among the principal risks of investing in the Fund are:


o Market Risk This is the risk that the value of the Fund's investments will fluctuate as the stock market fluctuates and that prices overall will decline over short or longer-term periods.


o Capitalization Risk This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in either large-cap or mid-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, and financial resources.


o Management Risk The Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended result.


DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES


This section describes the investment practices of the Fund and risks associated with these practices.

Convertible Securities. Convertible securities are fixed-income securities that are convertible into common stocks. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers.

The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock.

Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the Fund's investment practices draws upon Alliance's special skills and experience with respect to such instruments and usually depends on Alliance's ability to forecast price movements, interest rates or currency exchange rate movements correctly. Should interest rates, prices, or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used.


Portfolio Turnover. The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders.

Temporary Defensive Position. For temporary defensive purposes, the Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high quality debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper, and other types of short-term debt securities including notes and bonds. While investing for temporary defensive purposes, the Fund may not achieve its investment objective.

ADDITIONAL RISK CONSIDERATIONS


Investment in the Fund involves the special risk considerations described below.

Foreign Securities. The portion of the Fund's assets invested in foreign securities may have more risks than U.S. investments. Investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment.


Investment in Smaller, Emerging Companies. The Fund may invest in smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices.


--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER AND PORTFOLIO MANAGER

The Fund's Adviser is Alliance Capital Management, L.P. ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading international adviser supervising client accounts with assets as of December 31, 1999 totaling more than $368 billion (of which more than $169 billion represented assets of investment companies). As of December 31, 1999, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 31 of the nation's FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 53 registered investment companies managed by Alliance, comprising 119 separate investment portfolios, currently have more than 5 million shareholder accounts.

Alliance provides investment advisory services and order placement facilities for the Fund. For these services, the Fund pays Alliance as a percentage of average daily net assets: 1.00% of the first $50 million; .75% of the next $50 million; and .50% of assets greater than $100 million. For its fiscal year ended October 31, 1999, the Fund paid Alliance a fee as a percentage of average daily net assets of .58%.


The person primarily responsible for the day-to-day management of the Fund will be Jane Mack Gould, Senior Vice President of Alliance Capital Management Corporation. Ms. Gould has been associated with Alliance and its affiliates since 1965 and has 30 years experience as a portfolio manager.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

How The Fund Values Its Shares

The Fund's net asset value or NAV is calculated at 4:00 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund values its securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Fund's directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund.

How To Buy Shares

You may purchase the Fund's shares through your financial representative at NAV. The Fund's shares are not subject to any initial or contingent sales charges.

The minimum initial investment in the Alliance Institutional Funds is $2 million, which may be invested in any one or more of its portfolios. Investments made through fee-based or wrap-fee programs will satisfy the minimum initial investment requirement if the fee-based or wrap-fee program, as a whole, invests at least $2 million in one or more of the portfolios. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Fund. The Fund's SAI has more detailed information about who may purchase and hold Fund shares.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

The Fund may refuse any order to purchase shares. In particular, the Fund reserves the right to restrict purchases of shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

How To Exchange Shares

You may exchange your shares of the Fund for Class A shares of any other Alliance Mutual Fund. Exchanges of shares are made at the next-determined NAV without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Fund may change, suspend, or terminate the exchange service on 60 days' notice.

How To Sell Shares

You may "redeem" your shares (i.e., sell your shares to the Fund) on any day the Exchange is open, either directly or through your financial representative. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

      o Selling Shares Through Your Financial Representative

Your financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m. Eastern time, for you to receive that day's NAV. Your financial representative is responsible for submitting all necessary documentation to the Fund and may charge you for this service. If you are in doubt about what documents are required by your fee-based program or other program, you should contact your financial representative.

      o Selling Shares Directly to the Fund

By Mail:

--Send a signed letter of instruction or stock power form, along with certificates, to:

                          Alliance Fund Services, Inc.
                                  P.O. Box 1520
                             Secaucus, NJ 07096-1520
                                  800-221-5672

--For your protection, a bank, a member firm of a national stock exchange or other eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial representative, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AFS.

By Telephone:

--You may redeem your shares for which no stock certificates have been issued by telephone request. Call AFS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

--A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV.

--If you have selected electronic funds transfer in your Subscription
  Application, the redemption proceeds may be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

--Redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000 per day (except for certain omnibus accounts).

--Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
                                    AND TAXES
--------------------------------------------------------------------------------

The Fund's income dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of the Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the payment date of the dividend or distribution equal to the cash amount of the income dividend or distribution. You may make an election to receive dividends and distributions in cash or shares at the time you purchase shares. Your election can be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, at your election, electronically via the ACH network. There is no sales or other charge on the reinvestment of Fund dividends and distributions.

If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the same class of the Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of the Fund.

The Fund expects that distributions will consist either of net income or long-term capital gains. For federal income tax purposes, the Fund's dividend distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. The Fund's distributions also may be subject to certain state and local taxes.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution will depend upon the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a full credit or deductions for the amount of such taxes.

Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the distributions may subsequently be characterized as a return of capital. Returns of capital are generally non-taxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as a capital gain. See the Fund's SAI for a further explanation of these tax issues.

The sale or exchange of Fund shares is a taxable transaction for Federal Income tax purposes.

If you buy shares just before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Share Classes. The Fund offers two classes of shares.

Class I Shares

You may purchase and hold shares of Class I solely:

o through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Fund's principal underwriter, Alliance Fund Distributors, Inc. or AFD;

o     through employee plans that have at least $10 million in assets;

o as investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund; and

o through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their services and who purchase shares through a broker or agent approved by AFD, and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

Class II Shares

You may purchase and hold shares of Class II solely:

o through participation in wrap-fee or other similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements established by AFD, and

o     through employee plans that have at least $10 million in assets.

For more detailed information about who may purchase and hold the shares of the Fund, see the Fund's SAI. Fee-based and other programs may impose different requirements with respect to investment in the shares of the Fund than described above.

Asset-based Sales Charge or Rule 12b-1 Fees. The Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its Class II shares. The amount of these fees is .30% of the Fund's aggregate average daily net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.


Conversion Feature. As described above, Class I shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships, and by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Fund. If a holder of Class I shares (i) ceases to participate in the fee-based program or plan, or to be associated with an investment advisor or financial intermediary or (ii) is otherwise no longer eligible to purchase Class I shares as described in this Prospectus (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically to Class II shares of the Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion.


The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative

NAVs of the two classes and without the imposition of any sales load, fee or other charge.

Other. If you are a Fund shareholder through an account established under a fee-based or other program, your fee-based or other program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described in this Prospectus. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.


--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------


Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Fund reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephonic requests to purchase, sell or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming investment of all dividends and distributions). The information has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the SAI, which is available upon request.

                                                Income from Investment Operations           Less Dividends and Distributions
                                           -----------------------------------------   -------------------------------------------
                                                           Net Gains
                                Net Asset        Net      or Losses on                   Dividends    Distributions
                                 Value,      Investment    Securities    Total from      from Net     in Excess of   Distributions
                                Beginning      Income    (both realized  Investment     Investment   Net Investment      from
  Fiscal Year or Period         of Period    (Loss) (a)  and unrealized) Operations       Income         Income      Capital Gains
   -------------------        ------------ -----------------------------------------   ------------- -------------- --------------
Alliance Special Equity
Institutional Fund
   Class I
   5/3/99+ to 10/31/99.......       $10.00         $ (.02)        $ .81      $ .79         $-0-           $-0-          $-0-
-----------------------------------------------------------------------------------------------------------------------------------

                              Less Distributions
                              ------------------

                                      Total          Net Asset
                                    Dividends         Value,
                                       and            End of          Total
  Fiscal Year or Period           Distributions       Period       Return (b)
   -------------------           --------------    -------------  ------------
Alliance Special Equity
Institutional Fund
   Class I
   5/3/99+ to 10/31/99.......         $-0-            $10.79         7.90%
--------------------------------------------------------------------------------

                                              Ratios/Supplemental Data
                              -----------------------------------------------------------------

                                                  Ratio of      Ratio of Net
                                Net Assets,       Expenses      Income (Loss)
                               End of Period     to Average      to Average        Portfolio
  Fiscal Year or Period        000's omitted   Net Assets (c)  (d)Net Assets   (c)Turnover Rate
   -------------------        --------------  ---------------  -------------   ----------------
Alliance Special Equity
Institutional Fund
   Class I
   5/3/99+ to 10/31/99.......     $499,846           .73%          (.33)%            35%
-----------------------------------------------------------------------------------------------

+     Commencement of operations
(a)   Based on average shares outstanding.
(b) Total investment return is calculated assuming an initial investment made at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(c)   Annualized.
(d) Net of expenses waived/reimbursed. If the Fund had borne all expenses in its most recent fiscal period, the expense ratio would have been .75%.




Please refer to footnotes on page 12.



                                     12 & 13

                          This page intentionally blank

                          This page intentionally blank

For more information about the Fund, the following documents are available upon request:


      o     Annual/Semi-Annual Reports to Shareholders

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

      o     Statement of Additional Information (SAI)

The Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Fund's SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, by contacting your broker or other financial intermediary, or by contacting
Alliance:

By Mail:          c/o Alliance Fund Services, Inc.
                  P.O. Box 1520
                  Secaucus, NJ 07096-1520

By Phone:         For Information: (800) 221-5672
                  For Literature: (800) 227-4618


Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102


You also may find more information about Alliance and the Fund on the Internet at: www.Alliancecapital.com.


Fund                                                                SEC File No.
--------------------------------------------------------------------------------
Alliance Institutional Funds                                           811-08403

                            ========================
                            Alliance Institutional
                            Funds Subscription
                            Application
                            ========================

                        Special Equity Institutional Fund


To Open Your New Alliance Account...

Please complete the application and mail it to:

      Alliance Fund Services, Inc.
      P.O. Box 1520
      Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:

      Alliance Fund Services, Inc.
      500 Plaza Drive
      Secaucus, New Jersey  07094

Section 1 Your Account Registration (Required)

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

      >     Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
            Minor:

            o Indicate your name(s) exactly as it appears on your social security card.

      >     Transfer on Death:

            o     Ensure that your state participates

      >     Trust/Other:

            o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2 Your Address (Required) Complete in full.

      >     Non-Resident Alien:

            o     Indicate your permanent country of residence.

Section 3 Your Initial Investment (Required)

For the fund in which you are investing: (1) Write the three digit fund number in the column titled 'Indicate three digit fund number located below'. (2) Write the dollar amount of your initial purchase in the column titled 'Indicate Dollar Amount'. (3) Check off a distribution option for your dividends. (4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4B and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete
Section 4C.

Section 4 Your Shareholder Options
(Complete only those options you want)

A. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

B Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

C. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

Section 5 Shareholder Authorization
(Required) All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At: (800) 221-5672

Or Visit Our Website: www.alliancecapital.com

                      ===================================
                      For Literature Call: (800) 227-4618
                      ===================================

Alliance Special Equity Institutional Fund Subscription Application

================================================================================
      1. Your Account Registration (Please Print in Capital Letters and Mark Check Boxes Where Applicable)
================================================================================

|_| Individual Account { |_| Male  |_| Female } - or - |_| Joint Account - or -

|_| Transfer on Death { |_| Male |_| Female } - or - |_| Gift/Transfer to a
                                                         Minor

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
Owner or Custodian (First Name)     (MI)  (Last Name)

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
(First Name) Joint Owner*,          (MI)  (Last Name)
Transfer On Death Beneficiary
or Minor

|_||_||_| - |_||_| - |_||_||_||_|                    If Uniform Gift/Transfer to
Social Security Number of Owner                      Minor Account:
or Minor (required to open account)                  |_||_| Minor's State of
                                                            Residence

If Joint Tenants Account: * The Account
will be registered "Joint Tenants with
right of Survivorship" unless you indicate otherwise below:

|_| In Common |_| By Entirety |_| Community Property

|_| Trust - or - |_| Corporation - or - |_| Other______________________________

|_||_||_||_||_||_||_||_||_||_|      |_|   |_||_||_||_||_||_||_||_||_||_|
Name of Trustee if applicable       (MI)  (Last Name)
(First Name)

|_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Name of Trust or Corporation or Other Entity

|_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Name of Trust or Corporation or Other Entity continued

|_||_||_||_||_||_||_||_|       |_||_||_||_||_||_||_||_||_|
Trust Dated (MM,DD,YYYY)       Tax ID Number (required to open account)

                               |_| Employer ID Number - OR - |_| Social Security
                                                                 Number

================================================================================
      2. Your Address
================================================================================

|_||_||_||_||_||_||_|   |_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Street Number           Street Name

|_||_||_||_||_||_||_||_||_||_||_||_|      |_||_|      |_||_||_||_||_|
City                                      State       Zip code

|_||_||_||_||_||_||_||_||_|   |_||_||_| - |_||_||_| - |_||_||_||_|
If Non-U.S., Specify Country  Daytime Phone Number

|_| U.S. Citizen |_| Resident Alien |_| Non-Resident Alien

                                    |_______________________________________|
                                    e-mail address

SEINSTAPP499-P1

================================================================================
      3. Your Initial Investment   The minimum investment is $2 million, which
                                   may be invested in one or more of the
                                   Alliance Institutional Funds. Different
                                   minimums apply for employee retirement plans.
================================================================================

I hereby subscribe for shares of the Alliance Special Equity Institutional Fund and elect distribution options as indicated.

                                          Dividend and Capital Gain Distribution
                                          Options:

                                          R Reinvest distributions into my fund
                                            account.
--------------------------------------
Broker/Dealer Use Only: Wire Confirm #    C Send my distributions in cash to the
                                            address I have provided in Section
|_||_||_||_||_||_||_||_|                    2. (Complete Section 4D for direct
--------------------------------------      deposit to your bank account.
                                            Complete Section 4E for payment to a
                                            third party)

                                          D Direct my distributions to another
                                            Alliance fund. Complete the
                                            appropriate portion of Section 4A to
                                            direct your distributions (dividends
                                            and capital gains) to another
                                            Alliance Fund (the $250 minimum
                                            investment requirement applies to
                                            Funds into which distributions are
                                            directed).

----------- --------------    ----------------------  --------------------------
                                                        Distributions Options
                                                              *Check One*
            Indicate three                            --------------------------
              digit Fund                              ---------   --------------
            number located    Indicate Dollar Amount  Dividends   Capital Gains
  Make all      below                                  R  C  D       R  C  D
  checks*   --------------    ----------------------  ---------   --------------
payable to:   |_||_||_|       $_____________________  |R||C||D|     |R||C||D|
  Alliance    |_||_||_|       $_____________________  |R||C||D|     |R||C||D|
   Funds
-----------

--------------------------
    Total Investement          $_____________________
--------------------------
* Cash and money orders are not accepted

--------------------------------------------------------------------------------
Alliance Institutional Fund                            Class I       Class II
--------------------------------------------------------------------------------

Alliance Special Equity Institutional Fund               519           619

                                                      Alliance Capital [LOGO](R)
SEINSTAPP499-P2

================================================================================
      4. Your Shareholder Options
================================================================================

A. Purchases and Redemptions Via EFT

      You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

      Instructions: > Review the information in the Prospectus about telephone transaction services.

                    > If you select the telephone purchase or redemption
                      privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to Section 4D of this application.

|_|   Purchases and Redemptions via EFT

      I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

      For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.

B. Bank Information This bank account information will be used for:

      |_|   Distributions (Section 3)     |_|   Telephone Transactions
                                                (Section 4B)

      |_|   Automatic Investments         |_|   Withdrawals (Section 4C)
            (Section 4A)

================================================================================
      Please Tape a Pre-printed Voided Check Here*
================================================================================

                       [GRAPHIC OF VOIDED CHECK OMITTED]

* The above services cannot be established without a pre-printed voided check.

For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records. If the registration at the bank differs from that on the Alliance mutual fund, all parties must sign in Section 5.

|_||_||_||_||_||_||_||_||_|         |_||_||_||_||_||_||_||_||_||_||_||_||_|
Your Bank's ABA Routing Number      Your Bank Account Number

|_|   Checking Account  |_|   Savings Account

                                                      Alliance Capital [LOGO](R)
SEINSTAPP499-P3

================================================================================
      4. Your Shareholder Options (CONTINUED)
================================================================================

C. Third Party Payment Details Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

                  |_|   Distributions (Section 3)     |_|   Systematic
                                                            Withdrawals
                                                            (Section 4C)

|_||_||_||_||_||_||_||_||_||_|  |_|   |_||_||_||_||_||_||_||_||_||_|
Name (First Name)               (MI)  (Last Name)

|_||_||_||_||_||_||_|   |_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_||_|
Street Number           Street Name

|_||_||_||_||_||_||_||_||_||_||_||_|      |_||_|      |_||_||_||_||_|
City                                      State       Zip code

================================================================================
      Dealer/Agent Authorization - For selected Dealers or Agents ONLY.
================================================================================

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Dealer/Agent Firm                     Authorized Signature

 ____________________________    _     ____________________________
|                            |  | |   |                            |
|____________________________|  |_|   |____________________________|
Representative First Name       MI    Last Name

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Dealer/Agent Firm Number              Representative Number

 _________________________________     ____________________________
|                                 |   |                            |
|_________________________________|   |____________________________|
Branch Number                         Branch Telephone Number

 __________________________________________________________________
|                                                                  |
|__________________________________________________________________|
Branch Office Address

 _________________________________     _  _   _____________________
|                                 |   | || | |                     |
|_________________________________|   |_||_| |_____________________|
City                                  State  Zip Code

                                                      Alliance Capital [LOGO](R)
SEINSTAPP499-P4

================================================================================
      5. Shareholder Authorization -- This section MUST be completed
================================================================================

      Telephone Exchanges and Redemptions by Check

      Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check.

            |_| I do not elect the telephone exchange service

            |_| I do not elect the telephone redemption by check service

      By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

      For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in Section 2.

      I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

      I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or I am waiting for a number to be issued to me and that I have not been notified that this account is subject to backup withholding.

      The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.


 _______________________________________________________     ______
|                                                       |   |      |
|_______________________________________________________|   |______|
Signature                                                   Date

 _______________________________________________________     ______
|                                                       |   |      |
|_______________________________________________________|   |______|
Signature                                                   Date


__________________________________________
Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer

                                                      Alliance Capital [LOGO](R)
INSTPRO0500-P5

(LOGO)                    ALLIANCE INSTITUTIONAL FUNDS, INC.
                            - ALLIANCE PREMIER GROWTH
                              INSTITUTIONAL FUND
_________________________________________________________________
c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618

_________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                          March 1, 2000
_________________________________________________________________



         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus dated March 1, 2000 (the "Prospectus") for
Alliance Institutional Funds, Inc. (the "Company"). Copies of the Prospectus may be obtained by contacting Alliance Fund
Services, Inc. at the address or the "For Literature" telephone number shown above.



                        TABLE OF CONTENTS

                                                             PAGE

DESCRIPTION OF THE FUND.....................................
MANAGEMENT OF THE FUND......................................
EXPENSES OF THE FUND........................................
PURCHASE OF SHARES..........................................
REDEMPTION AND REPURCHASE OF SHARES.........................
SHAREHOLDER SERVICES........................................
NET ASSET VALUE.............................................
DIVIDENDS, DISTRIBUTIONS AND TAXES..........................
PORTFOLIO TRANSACTIONS......................................
GENERAL INFORMATION.........................................
REPORT OF INDEPENDENT AUDITORS AND FINANCIAL
  STATEMENTS................................................

APPENDIX A..................................................


----------------------
(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

                     DESCRIPTION OF THE FUND
_________________________________________________________________


         Alliance Institutional Funds, Inc. (the "Company") is an open-end management investment company whose shares are offered in separate series referred to as "Funds." Each Fund is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. A shareholder in a Fund will be entitled to his or her pro-rata share of all dividends and distributions arising from that Fund's assets and, upon redeeming shares of that Fund, the shareholder will receive the then current net asset value of the applicable class of shares of that Fund. (See "Purchase and Sale of Shares" in the Prospectus.) The Company is empowered to establish, without shareholder approval, additional Funds which may have different investment objectives.


         The Company currently has four portfolios: Alliance Premier Growth Institutional Fund (the "Fund"), which is described in this Statement of Additional Information, and Alliance Quasar Institutional Fund, Alliance Real Estate Investment Institutional Fund and Alliance Special Equity Institutional Fund, Inc. which are each described in a separate Statement of Additional Information, copies of which can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

         Except as otherwise indicated, the investment policies of the Fund are not "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may, therefore, be changed by the Company's Board of Directors (the "Board of Directors" or the "Directors") without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to its shareholders. The Fund's investment objective may not be changed without shareholder approval. There can be, of course, no assurance that the Fund will achieve its investment objective.

Investment Objective

         The Fund's investment objective is to seek long-term growth of capital by investing predominantly in the equity securities (common stocks, securities convertible into common stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large, carefully selected, high-quality American companies that, in the judgment of Alliance

Capital Management L.P., the Fund's adviser (the "Adviser"), are likely to achieve superior earnings growth. The Fund's investments in the 25 of these companies most highly regarded at any point in time by the Adviser will usually constitute approximately 70% of the Fund's net assets. Normally, approximately 40 companies will be represented in the Fund's investment portfolio. The Fund thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. The Fund is designed for the investor who seeks to accumulate capital over a period of years with less volatility than that typically associated with a more aggressive strategy of investment in smaller companies.

How the Fund Pursues its Objective

         As a matter of fundamental policy, the Fund will, under normal circumstances, invest at least 85% of the value of its total assets in the equity securities of American companies (except when in a temporarily defensive position). The Fund defines American companies to be entities (i) that are organized under the laws of the United States and have their principal office in the United States, and (ii) the equity securities of which are traded principally in the United States securities markets. This policy is deemed a "fundamental policy" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may not be changed without the approval of a majority of the Fund's outstanding voting securities. For this purpose (and for the purpose of changing the Fund's investment restrictions and approving the Fund's advisory agreement, each as more fully described below), the approval of a majority of the Fund's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

         Within the investment framework described herein, Alfred Harrison, who heads the Adviser's "Large Cap Growth Group," is ultimately responsible for the investment decisions for the Fund. In managing the Fund's assets, the Adviser's investment strategy emphasizes stock selection and investment in the securities of a limited number of issuers. The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff generally follows a primary research universe of approximately 600 companies which are considered by the Adviser to have strong managements, superior industry positions, excellent balance sheets and the ability to demonstrate superior earnings growth. As one of the largest multi-national investment advisory firms, the Adviser has access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the managements of the companies in its research universe.

         The Adviser's analysts prepare their own earnings estimates and financial models for each company followed. While each analyst has responsibility for following companies in one or more identified sectors and/or industries, the lateral structure of the Adviser's research organization and constant communication among the analysts result in decision-making based on the relative attractiveness of stocks among industry sectors. The focus during this process is on the early recognition of change on the premise that value is created through the dynamics of changing company, industry and economic fundamentals. Research emphasis is placed on the identification of companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

         The Adviser continually reviews its primary research universe of approximately 600 companies to maintain a list of favored securities, the "Adviser 100," considered by the Adviser to have the most clearly superior earnings potential and valuation attraction. The Adviser's concentration on a limited universe of companies allows it to devote its extensive resources to constant intensive research of these companies. Companies are constantly added to and deleted from the Adviser 100 as fundamentals and valuations change. The Adviser's Large Cap Growth Group, in turn, further refines, on a weekly basis, the selection process for the Fund with each portfolio manager in the Group selecting 25 such companies which appear to the manager most attractive at current prices. These individual ratings are then aggregated and ranked to produce a composite list of the 25 most highly regarded stocks, the "Favored 25." As noted above, approximately 70% of the Fund's net assets will usually be invested in the Favored 25 with the balance of the Fund's investment portfolio consisting principally of other stocks in the Adviser 100. Portfolio emphasis upon particular industries or sectors is a by-product of the stock selection process rather than the result of assigned targets or ranges.

         In the management of the Fund's investment portfolio, the Adviser will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. The Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, during a market decline, while adding to positions in favored stocks, the Fund will tend to become somewhat more aggressive, gradually reducing somewhat the number of companies represented in the Fund's portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund will tend to become somewhat more conservative, gradually increasing somewhat the number of companies represented in the Fund's portfolio. Through this "buying into declines" and "selling into strength," the Adviser seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

         The Adviser expects the average weighted market capitalization of companies represented in the Fund's portfolio (i.e., the number of a company's shares outstanding multiplied by the price per share) to normally be in the range of or exceed the average weighted market capitalization of companies comprising the Standard & Poor's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded stocks, including monthly adjustments to reflect the reinvestment of dividends and distributions. Investments will be made based upon their potential for capital appreciation. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value, and there is, of course, no assurance that the Fund's investment objective will be met.

Additional Investment Policies and Practices

         The following investment policies and practices, including restrictions, supplement those set forth above and in the Prospectus. Except as otherwise noted, the Fund's investment policies and practices described below are not designated "fundamental policies" within the meaning of the 1940 Act and may be changed by the Board of Directors of the Company (the "Board of Directors" or the "Directors") without shareholder approval. However, the Fund will not change its investment policies and practices without contemporaneous written notice to shareholders.

         Convertible Securities. The Fund may invest in convertible securities which include bonds, debentures, corporate notes and preferred stocks that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible debt securities which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Fund may invest up to 20% of its net assets in the convertible securities of companies whose common stocks are eligible for purchase by the Fund under the investment policies described above.

         Rights and Warrants. The Fund may invest up to 5% of its net assets in rights or warrants which entitle the holder to purchase equity securities at a specific price for a specific period of time, but will do so only if the equity securities themselves are deemed appropriate by the Adviser for inclusion in the Fund's portfolio. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities, and a right or warrant ceases to have value if it is not exercised prior to its expiration date. The Fund will not invest in warrants if such warrants valued at the lower of cost or market would exceed 5% of the value of the Fund's net assets. Included within such amount, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

         Foreign Securities. The Fund may invest up to 15% of the value of its total assets in securities of foreign issuers whose common stocks are eligible for purchase by the Fund under the investment policies described above. Foreign securities investments may be affected by exchange control regulations as well as by changes in governmental administration, economic or monetary policies (in the United States and abroad) and changed circumstances in dealings between nations. Currency exchange rate movements relative to the U.S. dollar will increase or reduce the U.S. dollar value of the Fund's net assets and income attributable to foreign securities. Costs are incurred in connection with the conversion of currencies held by the Fund. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements corresponding to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers, and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations.

         Illiquid Securities. The Fund will not maintain more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers).

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including foreign securities. Institutional investors depend on an efficient institutional market in which an unregistered security can be more readily resold or on an issuer's ability to honor a demand for repayment.

The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Fund may invest up to 5% of its net assets (taken at market value) in restricted securities (excluding Rule 144A securities) issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealers to institutional investors and in private transactions. They cannot be resold to the general public without registration.

         Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to "qualified institutional buyers". An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A, which became effective in April 1990, has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this rule and the consequent inception of the PORTAL System, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

         The Fund's Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Fund's portfolio that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Fund's Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable interpretation or position with respect to such type of securities of the U.S. Securities and Exchange Commission (the "Commission").

         Other Restrictions. In addition to restrictions otherwise described herein and in the Prospectus, the Fund has undertaken as a matter of non-fundamental investment policy not to purchase the securities of any company that has a record of less than three years of continuous operation (including that of predecessors) if such purchase at the time thereof would cause more than 5% of its total assets, taken at current value, to be invested in the securities of such companies, that it will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, that it will not engage in option transactions in the over-the-counter market if such options are available on an exchange, that it will only transact in over-the-counter options with major broker-dealer and financial institutions whom the Adviser considers creditworthy, that it will only engage in transactions in options which are liquid and readily marketable, i.e., the market will be of sufficient depth and liquidity so as not to create undue risk, that the aggregate premiums paid on all options which are held by the Fund at any time will not exceed 20% of the Fund's total net assets, that it will not purchase or retain the securities of any issuer if each of the Fund's officers, directors or investment adviser who owns beneficially more than one-half of one percent of the securities of such issuer together own beneficially more than five percent of the securities of such issuer, that any securities transaction effected through an affiliated broker-dealer will be fair and reasonable in compliance with Rule 17e-1 under the 1940 Act, and that it will not purchase illiquid securities if immediately after such investment more than 10% of the Fund's net assets (taken at market value) would be so invested. In addition, the Fund will not invest in real estate partnerships and will not invest in mineral leases.

         General. When business or financial conditions warrant, the Fund may assume a temporary defensive position and invest in high-grade short-term fixed-income securities, which may include
U.S. Government securities, or hold its assets in cash.

Other Investment Practices

         While the Fund does not anticipate utilizing them on a regular basis, the Fund may from time to time employ the following investment practices.

         Puts and Calls. The Fund may write exchange-traded call options on common stocks, for which it will receive a purchase premium from the buyer, and may purchase and sell exchange-traded call and put options on common stocks written by others or combinations thereof. The Fund will not write put options. Writing, purchasing and selling call options are highly specialized activities and entail greater than ordinary investment risks. A call option gives the purchaser of the option, in exchange for paying the writer of the option a premium, the right to call upon the writer of the option to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price. A put option gives the buyer of the option, in exchange for paying the writer of the option a premium, the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date at a predetermined price.

         The writing of a call option, therefore, involves a potential loss of opportunity to sell securities at a higher price. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options is higher, and consequently the risks are greater, when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. The Fund will not write a call unless the Fund at all times during the option period owns either (a) the optioned securities or has an absolute and immediate right to acquire the securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio or (b) a call option on the same security and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its Custodian.

         Premiums received by the Fund in connection with writing call options will vary widely depending primarily on supply and demand. Commissions, stock transfer taxes and other expenses of the Fund must be deducted from such premium receipts. Calls written by the Fund will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser.
The endorsing or guaranteeing firm requires that the option writer (in this case the Fund) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

         The Fund will not write a call option if, as a result, the aggregate of the Fund's portfolio securities subject to outstanding call options (valued at the lower of the option prices or market values of such securities) would exceed 15% of the Fund's total assets.

         In buying a call, the Fund would be in a position to realize a gain if, during the option period, the price of the shares increased by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium and commissions payable on exercise. By buying a put, the Fund would be in a position to realize a gain if, during the option period, the price of the shares declined by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium and commissions payable on exercise. In addition, the Fund could realize a gain or loss on such options by selling them.

         As noted above, the Fund may also purchase and sell call and put options written by others or combinations thereof, but the aggregate cost of all outstanding options purchased and held by the Fund, including options on market indices as described below, will at no time exceed 10% of the Fund's total assets. If an option is not sold and expires without being exercised, the Fund would suffer a loss in the amount of the premium paid by the Fund for the option.

         Options on Market Indices. The Fund may purchase and sell exchange-traded index options. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

         Through the purchase of listed index options, the Fund could achieve many of the same objectives as through the use of options on individual securities. Price movements in the Fund's portfolio securities probably will not correlate perfectly with movements in the level of the index and, therefore, the Fund would bear a risk of loss on index options purchased by it if favorable price movements of the hedged portfolio securities do not equal or exceed losses on the options or if adverse price movements of the hedged portfolio securities are greater than gains realized from the options.

         Stock Index Futures. The Fund may purchase and sell stock index futures contracts. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of liquid assets equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. The Fund will not purchase and sell options on stock index futures contracts.

         The Fund may not purchase or sell a stock index future if, immediately thereafter, more than 30% of its total assets would be hedged by stock index futures. In connection with its purchase of stock index futures contracts the Fund will deposit in a segregated account with the Fund's custodian an amount of liquid assets equal to the market value of the futures contracts less any amount maintained in a margin account with the Fund's broker. The Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

         For a more detailed description of stock index futures contracts, see Appendix A.

         General. The successful use of the foregoing investment practices, which may be used as a hedge against changes in the values of securities resulting from market conditions, draws upon the Adviser's special skills and experience with respect to such instruments and usually depends on the Adviser's ability to forecast movements of specific securities or stock indices correctly. Should these securities or indices move in an unexpected manner, the Fund may not achieve the anticipated benefits of options and stock index futures contracts or may realize losses and, thus, be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the prices of securities being hedged or used for cover will not be perfect and could produce unanticipated losses. The Fund's ability to dispose of its position in options and stock index futures will depend on the availability of liquid markets in these instruments. No assurance can be given that the Fund will be able to close a particular option or stock index futures position.

Portfolio Turnover


         The Fund's investment policies and practices as described above (see "Investment Objective" and "How the Fund Pursues its Objective") are based on the Adviser's assessment of fundamentals in the context of changing market valuations. They may therefore involve frequent purchases and sales of shares of a particular issuer as well as the replacement of securities.
While it is anticipated that the Fund's annual portfolio turnover rate will not normally exceed 150%, it could, under some conditions, exceed 150%. A 150% annual turnover rate would occur, for example, if all of the stocks in the Fund's portfolio were replaced one and a half times in a period of one year. The Fund expects that more of its portfolio turnover will be attributable to increases and decreases in the size of particular portfolio positions rather than to the complete elimination of a particular issuer's securities from the Fund's portfolio. A portfolio turnover rate approximating 150% involves correspondingly greater brokerage commission expenses than would a lower rate, which expenses must be borne by the Fund and its shareholders and will cause the Fund to realize short-term capital gains or losses. See "Dividends, Distributions and Taxes."


Certain Fundamental Investment Policies

         The following restrictions may not be changed without a vote of a majority of the Fund's outstanding voting securities.

         As a matter of fundamental policy, the Fund may not:

              (a) purchase more than 10% of the outstanding voting securities of any one issuer;

              (b) invest 25% or more of the value of its total assets in the same industry except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

              (c) borrow money or issue senior securities except for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made;

              (d) pledge, mortgage, hypothecate or otherwise encumber any of its assets except in connection with the writing of call options and except to secure permitted borrowings;

              (e) invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if as a result more than 10% of the value of the total assets of the Fund to be invested in the securities of such issuer or issuers;

              (f) make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

              (g) participate on a joint or joint and several basis in any securities trading account;

              (h)  invest in companies for the purpose of
         exercising control;

              (i)  write put options;

              (j)  purchase the securities of any other
         investment company or investment trust, except when such purchase is part of a merger, consolidation or acquisition of assets; or

              (k)(i) purchase or sell real estate except that it may purchase and sell securities of companies which deal in real estate or interests therein, (ii) purchase or sell commodities or commodity contracts (other than stock index futures contracts), (iii) invest in interests in oil, gas or other mineral exploration or development programs except that it may purchase and sell securities of companies that deal in oil, gas or other mineral exploration or development programs,
         (iv) make short sales of securities or purchase securities on margin except for such short-term credits as may be necessary for the clearance of transactions, or (v) act as an underwriter of securities except that the Fund may acquire restricted securities or securities in private placements under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act").

Application of Percentage Limitations

         Except as otherwise indicated, whenever any investment policy or practice, including any restriction, described in the Prospectus or under the heading "Description of the Fund," states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

_________________________________________________________________

                     MANAGEMENT OF THE FUND
_________________________________________________________________

Adviser


         The Fund's investment adviser, Alliance Capital Management L.P. (the "Adviser"), 1345 Avenue of the Americas, New York, New York 10105, is a leading international investment adviser managing client accounts with assets as of December 31, 1999 totalling more than $368 billion (of which more than $169 billion represented the assets of investment companies). As of December 31, 1999, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 31 of the nations' FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 53 registered investment companies managed by the Adviser, comprising 119 separate investment portfolios, currently have approximately 5 million shareholder accounts.



         Alliance Capital Management Corporation ("ACMC") is the general partner of the Adviser and a wholly owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). Equitable, one of the largest life insurance companies in the United States, is the beneficial owner of an approximately 55.4% partnership interest in the Adviser.
Alliance Capital Management Holding L.P. ("Alliance Holding") owns an approximately 41.9% partnership interest in the Adviser.*
____________________

* Until October 29, 1999, Alliance Holding served as the investment adviser to the Fund. On that date, Alliance Holding reorganized by transferring its business to the Adviser. Prior thereto, the Adviser had no material business operations. One result of the reorganization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser by means of a technical assignment, and ownership of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc. the Fund's principal underwriter and
                             (footnote continued)

Equity interests in Alliance Holding are traded on the New York Stock Exchange in the form of units. Approximately 98% of such interests are owned by the public and management or employees of the Adviser and approximately 2% are owned by Equitable. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., an integrated investment and merchant bank. As of June 30, 1999, AXA, a French insurance holding company, owned approximately 58.2% of the issued and outstanding shares of common stock of AXA Financial.


         Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Company. Such officers and employees may be employees of the Adviser or its affiliates.

         The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office space and certain other equipment, investment advisory and administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Company prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).


         The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. The Fund may employ its own personnel or contract for services to be performed by third parties. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Board of Directors. The Fund paid to the Adviser a total of $0 in respect of such services during the Fund's fiscal year ended October 31, 1999.


____________________

(footnote continued)
         transfer agent, respectively, also was transferred to the Adviser.

         For the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser at an annualized rate of 1.00% of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly. The Adviser has agreed for the current fiscal year to waive its fee and/or bear certain expenses so that total operational expenses do not exceed on an annual basis 0.90% and 1.30% of average net assets, respectively, for Class I and Class II shares.



         For the fiscal period ended October 31, 1998 and the fiscal year ended October 31, 1999, the Adviser received advisory fees of $274,226 and $1,423,280, respectively, from the Fund. Of that, $274,226 was waived and/or reimbursed by the Adviser for the fiscal period ended October 31, 1998 and $537,087 was waived and/or reimbursed by the Adviser for the fiscal year ended October 31, 1999.


         The Advisory Agreement became effective on November 14, 1997. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Directors including the Directors who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party at a meeting called for that purpose held on November 7, 1997, and by the Fund's initial shareholder on November 3, 1997.


         The Advisory Agreement will continue in effect only so long as its continuance is approved annually by a vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) or by the Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined in the 1940 Act. Most recently, the Board of Directors approved the continuance of the Advisory Agreement for the Fund for another annual term at a Meeting held on October 13, 1999.


         The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's outstanding voting securities, by a vote of a majority of the Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser will not be liable for any action or failure to act in accordance with its duties thereunder.

         Certain other clients of the Adviser have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by other of its clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.


         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Disciplined Value Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Environment Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Greater China '97 Fund, Inc., Alliance Growth and Income Fund, Inc., Alliance Health Care Fund, Inc., Alliance High Yield Fund, Inc., Alliance Institutional Reserves, Inc., Alliance International Fund, Alliance International Premier Growth Fund, Inc., Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Premier Growth Fund, Inc., Alliance Quasar Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance Select Investor Series, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios and The Hudson River Trust, all registered open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market

Advantage Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.


Directors and Officers

         The Directors and principal officers of the Company, their ages and their principal occupations during the past five years are set forth below. Each of the Directors and officers are trustees, directors and officers of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each of the following is 1345 Avenue of the Americas, New York, New York 10105.

Directors


         JOHN D. CARIFA,**  54, Chairman of the Board is the
President, Chief Operating Officer and a Director of ACMC, with which he has been associated since prior to 1995.



         RUTH BLOCK, 68, was formerly Executive Vice President and Chief Insurance Officer of Equitable. She is a Director of
Ecolab Incorporated (specialty chemicals) and BP Amoco
Corporation (oil and gas).  Her address is 75 Briar Woods Trail,
Stamford, Connecticut, 06903.



         DAVID H. DIEVLER, 70, is an independent consultant. He was formerly a Senior Vice President of ACMC until December 1994.
His address is P.O. Box 167, Spring Lake, New Jersey, 07762.



         JOHN H. DOBKIN, 58, has been the President of Historic Hudson Valley (historic preservation) since prior to 1995. Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown, New York 10591.



____________________

** An "interested person" of the Fund as defined in the 1940 Act.

         WILLIAM H. FOULK, JR., 67, is an Investment Adviser and independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he has been associated since prior to 1995. His address is Suite 100, 2 Greenwich Plaza, Greenwich, Connecticut 06830.



         DR. JAMES M. HESTER, 75, is President of the Harry Frank Guggenheim Foundation with which he has been associated since prior to 1995. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 25 Cleveland Lane, Princeton, New Jersey 08540.



         CLIFFORD L. MICHEL, 60, is a partner of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1995. He is President and Chief Executive Officer of Wenonah Development Company (investments) and a Director of Placer Dome, Inc. (mining). His address is 80 Pine Street, New York, New York 10005.



         DONALD J. ROBINSON, 65, was formerly a partner at Orrick, Herrington & Sutcliff and is currently Senior Counsel to that law firm. His address is 98 Hell's Peak Road, Weston, VT
05161.


Officers


         JOHN D. CARIFA, Chairman and President, see biography above.



         ALFRED HARRISON, Executive Vice President, 62, is Vice
Chairman of the Board of ACMC, with which he has been associated since prior to 1995.



         ALDEN M. STEWART, Executive Vice President, 54, is an
Executive Vice President of ACMC, with which he has been associated since prior to 1995.

         JANE MACK GOULD, Executive Vice President, 61, is a
Senior Vice President of ACMC, with which she has been associated since prior to 1995.



         KATHLEEN A. CORBET, Senior Vice President, 40, is an
Executive Vice President of ACMC, with which she has been associated since prior to 1995.





         DANIEL G. PINE, Senior Vice President, 48, has been associated with the Adviser since 1996. Previously, he was a Senior Vice President of Desai Capital Management since prior to
1995.



         THOMAS BARDONG, Vice President, 54, is a Senior Vice
President of ACMC, with which he has been associated since prior to 1995.



         MARK J. CUNNEEN, Vice President, 39, is a Senior Vice President of ACMC, with which he has been associated since 1999. Prior thereto, he was head of INVESCO's New York Small Cap Equity Group and was responsible for overall portfolio management and the research of small cap technology industries. Previously, he was a small cap portfolio manager and analyst of Chancellor Capital Management since prior to 1995.



         DAVID KRUTH, Vice President, 35, is a Vice President of
ACMC, with which he has been associated since 1997. Prior thereto he was a Senior Vice President of the Yarmouth Group since prior to 1995.



         DANIEL NORDBY, Vice President, 55, is a Senior Vice
President of ACMC, with which he has been associated since 1996.
Prior thereto he was in private practice as a consulting psychologist since prior to 1995.

         MARK D. GERSTEN, Treasurer and Chief Financial Officer,
49, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS") with which he has been associated since prior to 1995.



         VINCENT S. NOTO, Controller, 35, is a Vice President of
AFS, with which he has been associated since prior to 1995.



         EDMUND P. BERGAN, JR., Secretary, 49, is a Senior Vice
President and the General Counsel of Alliance Fund Distributors,
Inc. ("AFD") and AFS, with which he has been associated since prior to 1995.



         DOMENICK PUGLIESE, Assistant Secretary, 38, is a Vice President and Assistant General Counsel of AFD, with which he has been associated since May 1995. Prior thereto, he was Vice President and Counsel of Concord Holding Corporation since prior to 1995.



         ANDREW L. GANGOLF, Assistant Secretary, 45, is a Vice
President and Assistant General Counsel of AFD, with which he has been associated since prior to 1995.





         The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended October 31, 1999, the aggregate compensation paid to each of the Directors during calendar year 1999 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                               Total Number   Total Number
                                               of Investment  of Investment
                                               Companies in   Portfolios with-
                                               the Alliance   in the Alliance
                                Total          Complex,       Fund Complex,
                                Compensation   Including the  Including the
                                from the       Fund, as to    Fund, as to
                   Aggregate    Alliance Fund  which the      which the
                   Compensation Complex,       Director is a  Director is a
                   from the     Including the  Director or    Director or
Name of Director   Fund         Fund           Trustee        Trustee

John D. Carifa        $ -0-         $  -0-           50            103
Ruth Block            $1,284        $154,263         38             80
David H. Dievler      $1,322        $210,188         45             87
John H. Dobkin        $1,322        $206,488         42             84
William H. Foulk, Jr. $1,323        $246,413         45             98
Dr. James M. Hester   $1,157        $164,138         39             81
Clifford L. Michel    $1,323        $183,388         39             83
Donald J. Robinson    $  907        $154,313         41             92



         As of February 4, 2000, the Directors and officers of the Company as a group owned less than 1% of the Class I and Class II shares of the Fund.


_________________________________________________________________

                      EXPENSES OF THE FUND
_________________________________________________________________

Distribution Services Agreement

         The Company has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's Class I and Class II shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class II shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").


         During the Fund's fiscal year ended October 31, 1999, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class II shares, in amounts aggregating $15,834, which constituted approximately 0.30% of the aggregate average daily net assets attributable to Class II shares during the period, and the Adviser made payments from its own resources as described above aggregating $1,663,562. Of the $1,679,396 paid by the Fund and the Adviser with respect to the Class II shares under the Agreement, $94,677 was spent on advertising, $18,143 on the printing and mailing of prospectuses for persons other than current shareholders, $435,112 for compensation to broker-dealers and other financial intermediaries (including $267,896 to the Fund's Principal Underwriters), $656,027 for compensation to sales personnel, $475,437 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class II shares financing.



         Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued.
Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Company, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office.



         The Agreement became effective on November 14, 1997.
The Agreement will continue in effect so long as its continuance is specifically approved annually by the Directors or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. The Agreement was approved for another annual term by a vote, cast in person, of the Directors, including a majority of the Directors who are not "interested persons," as defined in the 1940 Act, at their meeting held on October 13, 1999.


         In approving the Rule 12b-1 Plan, the Directors of the Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its Class II shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

         The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may, in turn, pay part or all of such compensation to brokers or other persons for their distribution assistance.

         In the event that the Rule 12b-1 Plan is terminated or not continued with respect to the Class II shares (i) no distribution services fee (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class.



Transfer Agency Agreement


         Alliance Fund Services, an indirect wholly-owned subsidiary of the Adviser, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of account holders of each of the Class I and Class II shares of the Fund, plus reimbursement for its out-of-pocket expenses. The transfer agency fee with respect to the Class II shares is higher than the transfer agency fee with respect to the Class I shares. For the fiscal year ended October 31, 1999, the Fund paid Alliance Fund Services $37,421 pursuant to the Transfer Agency Agreement.


_________________________________________________________________

                       PURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares-
-How To Buy Shares."

General

         Class I shares of the Fund may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter,
(ii) through employee benefit plans, including defined contribution and defined benefit plans ("Employee Plans"), that have at least $10 million in assets, (iii) by investment advisory clients of the Adviser or its affiliates, (iv) by (a) officers and present or former Directors of the Company, (b) present or former directors and trustees of other investment companies managed by the Adviser, (c) present or retired full-time employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (d) officers and directors of ACMC, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (e) (1) the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any person listed in (a) through (d), (2) any trust, individual retirement account or retirement plan account for the benefit of any person listed in (a) through (d) or a relative of such person, or (3) the estate of any person listed in (a) through (d) or a relative of such person, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund), (v) by (a) the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates or
(b) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, and (vi) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter, and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

         Class II shares of the Fund may be purchased and held solely (i) by investors participating in wrap fee or other similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements established by the Principal Underwriter, and (ii) Employee Plans that have at least $10 million in assets.

         The shares of the Fund are offered on a continuous basis at a price equal to their net asset value. The minimum initial investment in the Company is $2,000,000, which may be invested in any one or more of the Funds. Investments made through fee-based or "wrap fee" programs will satisfy the minimum initial investment requirement if the fee-based or "wrap fee" program, as a whole, invests at least $2,000,000 in one or more of the Funds.

There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company.

         Investors may purchase shares of the Fund through their financial representatives. A transaction, service, administrative or other similar fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund as described in the Prospectus and this Statement of Additional Information, including requirements as to the minimum initial and subsequent investment amounts.

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Fund is their net asset value. On each Company business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently
4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any day on which the Exchange is open for trading.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for the purchase of shares placed through financial representatives, the applicable public offering price will be the net asset value as so determined, but only if the financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The financial representative is responsible for transmitting such orders by 5:00 p.m. If the financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the financial representative. If the financial representative receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Company business day, the order to purchase shares is automatically placed the following Company business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a subscriber account in the amount purchased by the subscriber. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or the subscriber's financial representative. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.


         In addition to the discount or commission paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent to locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

         Class I and Class II shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that
(i) Class II has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fees are paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class II shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class II shares, then such amendment will also be submitted to the Class I shareholders and the Class II and Class I shareholders will vote separately thereon by class and
(ii) Class I shares are subject to a conversion feature.

         The Directors have determined that currently no conflict of interest exists between Class I and Class II shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Conversion of Class I Shares to Class II Shares


         Class I shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--General," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If
(i) a holder of Class I shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Class I shares as described in this Statement of Additional Information (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically to Class II shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class II shares currently bear a .30% distribution services fee. Class I shares do not have any distribution services fee. As a result, Class II shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Class I shares.


         The conversion of Class I shares to Class II shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class I shares to Class II shares does not constitute a taxable event under federal income tax law. The conversion of Class I shares to Class II shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Class I shareholder would be required to redeem his Class I shares, which would constitute a taxable event under federal income tax law.

_________________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -How to Sell Shares." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Redemption

         Subject to the limitations described below, the Company's Articles of Incorporation require that the Company redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. There is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact the shareholder's financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of the shareholder's shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Company containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Company with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Company for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Company. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m.

Eastern time on a Company business day as defined above.
Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption by Check. Each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Company business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemptions - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Company reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption by check is not available with respect to shares
(i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Company nor the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Company may repurchase shares through the Principal Underwriter or selected financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request, except that requests placed through selected financial representatives before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain selected financial intermediaries may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the financial representative. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through the shareholder's financial representative. Neither the Company nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares. Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial representative, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Company reserves the right to close out an account that has remained below $200 for at least 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Company is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

_________________________________________________________________

                      SHAREHOLDER SERVICES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -Shareholder Services." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Exchange Privilege

         You may exchange your investment in the Fund for shares of the same class of any other Fund and for Class A shares of any other Alliance Mutual Fund (as defined below). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Company business day in order to be effected at that day's net asset value.


         Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -Quality Bond Portfolio
  -U.S. Government Portfolio
Alliance Disciplined Value Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Environment Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Health Care Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance International Fund
Alliance International Premier Growth Fund, Inc.
Alliance Limited Maturity Government Fund, Inc.
Alliance Mortgage Securities Income Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.

Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Short-Term U.S. Government Fund


         Please read carefully the portions of the prospectus of the Fund or Alliance Mutual Fund, as applicable, into which you wish to exchange before submitting the request. Call Alliance Fund Services, Inc. at (800) 221-5672 to exchange uncertificated shares. Exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus or the prospectus for the Alliance Mutual Fund whose shares are being acquired, as applicable. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund or the Alliance Mutual Fund, as applicable, whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in that fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

         Each Fund shareholder, and the shareholder's financial representative, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc. receives a written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus.
Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange at (800) 221-5672 before 4:00 p.m., Eastern time, on a Company business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Company business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         None of the Company, the Alliance Mutual Funds, the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Company has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey 07096-1520

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Fund Services, Inc. as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a listing of the Fund's investments, financial statements and, in the case of the annual report, the report of the Company's independent auditors, Ernst & Young LLP, as well as a confirmation of each purchase and redemption of shares by the shareholder. By contacting his or her broker or Alliance Fund Services, Inc., a shareholder can arrange for copies of his or her account statements to be sent to another person.

_________________________________________________________________

                         NET ASSET VALUE
_________________________________________________________________

         The per share net asset value is computed in accordance with the Company's Articles of Incorporation and By-Laws at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

         In accordance with applicable rules under the 1940 Act, portfolio securities are valued at current market value or at fair value as determined in good faith by the Board of Directors. The Board of Directors has delegated to the Adviser certain of the Board's duties with respect to the following procedures. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicted below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other United States national securities exchanges or traded on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued in like manner. Portfolio securities traded on the Exchange and on one or more foreign or other national securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more foreign or other national securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

         Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market, and securities listed on a U.S. national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices as reported by Nasdaq or, in the case of securities not quoted by Nasdaq, the National Quotation Bureau or another comparable sources.

         Listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.


         Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used.


         U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Directors determines that this method does not represent fair value).

         Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities.

         All other assets of the Fund are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors.

         Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

         The Board of Directors may suspend the determination of the Fund's, net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

         For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

         The assets attributable to the Class I shares and Class II shares will be invested together in a single portfolio.

The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

_________________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_________________________________________________________________

General

         The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. Such qualification relieves the Fund of federal income tax liability on that part of its net ordinary income and net realized capital gains which it timely distributes to its shareholders. Such qualification does not, of course, involve governmental supervision of management on investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify to be taxed as a "regulated investment company."

         The information set forth in the Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies to be taxed as a regulated investment company. An investor should consult the investor's tax counsel with respect to the specific tax consequences of being a shareholder of the Fund, including the effect and applicability of federal, state and local tax laws to the investor's particular situation and the possible effects of changes therein.

         It is the present policy of the Fund to distribute to shareholders all net investment income annually and to distribute net realized capital gains, if any, annually. The amount of any such distributions necessarily depends upon the realization by the Fund of income and capital gains from investments.

         The Fund intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% federal excise tax imposed on certain undistributed income of regulated investment companies. The Fund will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year an amount equal to the sum of (i) 98% of its ordinary taxable income for the calendar year, (ii) 98% of its capital gain net income and foreign currency gains for the twelve months ended October 31 of such year and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be taxable to these shareholders for the year declared, and not for the subsequent calendar year in which the shareholders actually receive the dividend.

         Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. Dividends paid by the Fund and received by a corporate shareholder are eligible for the dividends received deduction to the extent that the Fund's income is derived from certain dividends received from domestic corporations, provided the corporate shareholder holds shares in the Fund for at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder becomes entitled to receive the dividend. In determining the holding period of shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. In addition, the dividends received deduction will be disallowed to the extent the investment in shares of the Fund is financed with indebtedness.


         Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of that particular dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of Fund shares by a shareholder, although in effect a return of capital to the shareholder, would be taxable to the
shareholder as described above.   Dividends are taxable in the
manner discussed regardless of whether they are paid to a shareholder in cash or are reinvested in additional shares of the Fund.


         If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

         Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a replacement if made within that period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.




         A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

         The Fund may be required to withhold federal income tax at the rate of 31% from all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

United States Federal Income Taxation of the Fund

         The following discussion relates to certain significant United States federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

         Options, Futures Contracts and Warrants. Regulated futures contracts and certain listed options are considered "section 1256 contracts" for federal income tax purposes.
Section 1256 contracts held by the Fund at the end of a taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of that taxable year. Gain or loss realized by the

Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

         With respect to put and call equity options, gain or loss realized by the Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by the Fund will be treated as short-term capital gain or loss. In general, if the Fund exercises an option, or if an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option. Warrants which are invested in by the Fund will generally be treated in the same manner for federal income tax purposes as options held by the Fund.

         Tax Straddles. Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, of the positions involved are section 1256 contracts may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in the straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss;
(iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of section 1256 contracts.

Taxation of Foreign Stockholders

         The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of investing in the Fund.

_________________________________________________________________

                     PORTFOLIO TRANSACTIONS
_________________________________________________________________

         Subject to the general supervision and control of the Directors of the Company, the Adviser makes the Fund's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating best price and execution. When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Fund may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

         Neither the Company nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research or statistical services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be used by the Adviser in connection with the Fund.

         The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

         The Fund may deal in some instances in securities which are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer which is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

         With respect to orders placed with Donaldson, Lufkin & Jenrette Securities Corporation (DLJ), for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

         During the fiscal period January 7, 1998 (commencement of the operations) to October 31, 1998, the Fund incurred brokerage commissions amounted in the aggregate to $85,675. During the fiscal period January 7, 1998 (commencement of operations) to October 31, 1998, brokerage commissions amounting in the aggregate to $0 were paid to DLJ and brokerage commissions amounting in the aggregate to $660 were paid to brokers utilizing the Pershing Division of DLJ. During the fiscal period
January 7, 1998 (commencement of operations) to October 31, 1998, the brokerage commissions paid to DLJ constituted 0% of the Fund's aggregate brokerage commissions and the brokerage commissions paid to brokers utilizing the Pershing Division of DLJ constituted 0.77% of the Fund's aggregate brokerage commissions. During the fiscal period January 7, 1998 (commencement of operations) to October 31, 1998, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, 0% were effected through DLJ and 0% were effected through brokers utilizing the Pershing Division of DLJ. During the fiscal period January 7, 1998 (commencement of operations) to October 31, 1998, transactions in portfolio securities of the Fund aggregating $93,890,190 with associated brokerage commissions of approximately $31,502 were allocated to persons or firms supplying research services to the Fund or the Adviser.


         During the fiscal year ended October 31, 1999, the Fund incurred brokerage commissions amounting in the aggregate to $321,005. During the fiscal year ended October 31, 1999, brokerage commissions amounting in the aggregate to $0 were paid to DLJ and brokerage commissions amounting in the aggregate to $0 were paid to brokers utilizing the Pershing Division of DLJ. During the fiscal year ended October 31, 1999, the brokerage commissions paid to DLJ constituted 0% of the Fund's aggregate brokerage commissions and the brokerage commissions paid to brokers utilizing the Pershing Division of DLJ constituted 0% of the Fund's aggregate brokerage commissions. During the fiscal year ended October 31, 1999, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, 0% were effected through DLJ and 0% were effected through brokers utilizing the Pershing Division of DLJ. During the fiscal year ended October 31, 1999, transactions in portfolio securities of the Fund aggregating $329,715,918 with associated brokerage commissions of approximately $141,457 were allocated to persons or firms supplying research services to the Fund or the Adviser.

_________________________________________________________________

                       GENERAL INFORMATION
_________________________________________________________________

Capitalization

         The Company is a Maryland corporation organized on October 3, 1997. The authorized capital stock of the Company consists of 24,000,000,000 shares, of which 3,000,000,000 shares are Class I shares of the Fund and 3,000,000,000 shares are Class II shares of the Fund, each having $.001 par value. The balance of the shares of the Company are Class I and Class II shares of the Company's other three portfolios.

         All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a new portfolio, each share of each portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting portfolios differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series.

         Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in
Section 16(c) of the 1940 Act, are available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

         It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.


         As of February 4, 2000 there were 18,293,707 Class I shares and 319,349 Class II shares of common stock of the Fund outstanding. To the knowledge of the Fund, the following persons owned, of record or beneficially, 5% or more of a class of the outstanding shares of the Fund as of February 4, 2000:



Name and Address                  Shares         % of Class

Class I


Charles Schwab & Co.
For the Exclusive Benefit
of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA 94104-412       2,801,934       15.32%

Woodstock Inc.
c/o Wood County Trust Co.
P.O. Box 8000
Wisconsin Rapid, WI 54495-8000    1,099,724        6.01%


Trust For Profit Sharing Plan
For Employees of Alliance Capital
Management L.P. Plan H
Attn:  Jill Smith 32nd Floor
1345 Avenue of the Americas                            %
New York, NY 10105-0302           2,890,916       15.80%

State Street Bank & Trust Co.
Ameritech Savings Plan for
Salaried Employees
105 Rosemont Road
Westwood, MA 02090-2318           5,518,063       30.17%

Smith Barney Multi-Choice Trust
Smith Barney Corporate Trust
Co. TTEF
c/o Copeland Companies
Two Tower Center
P.O. Box 1063
E. Brunswick, NJ 08816-1063       1,227,504        6.71%

American Express Company
FBO American Express Trust
Retirement Services Plans
P.O. Box 534
Minneapolis, MN 55                  961,792        5.26%


Class II


CIBC World
Markets Corp
FBO 320-19668-13
Church Street Station
P.O. Box 3484
New York, NY 10008-3484              18,294        5.79%


Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, will act as the Fund's custodian for the assets of the Fund but plays no part in decisions as to the purchase or sale of portfolio securities. Subject to the supervision of the Directors, State Street Bank and Trust Company may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

         Legal matters in connection with the issuance of the shares of common stock offered hereby are passed upon by Seward & Kissel LLP, New York, New York. Seward & Kissel LLP has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent Auditors

         Ernst & Young LLP, New York, New York, has appointed as independent auditors for the Company.

Performance Information

         From time to time the Fund advertises its "total return." Such advertisements disclose the Fund's average annual compounded total return for the periods prescribed by the Commission. Computed separately for each class, the Fund's "total return" is its average annual compounded total return for its most recently completed one, five and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases and redemptions of the Fund's shares are assumed to have been paid.

         The Fund's total return is computed separately for Class I and Class II shares. The Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses. Total return information is useful in reviewing the Fund's performance, but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.


         The Fund's average total return is computed separately for Class I and Class II shares. The average annual compounded total return based on net asset value for the one-, five- and ten-year periods ended October 31, 1999 (or since inception through that date, as noted) were as follows:

                12 Months       Inception
                Ended           through          10 Years Ended
                10/31/99        10/31/99         10/31/99

Class I         39.17%          36.41%*          N/A

Class II        38.63%          35.89%*          N/A

*   Inception Dates:   Class I  - January 7, 1998
                       Class II - January 7, 1998


         Advertisements may quote performance rankings or ratings of the Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or may compare the Fund's performance to various indices. Advertisements presenting the historical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers, magazines such as Barrons, Business Week, Changing Times, Forbes, Investor's Daily, Money Magazine, The New York Times and The Wall Street Journal or other media on behalf of the Fund.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Fund Services, Inc. at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

_______________________________________________________________

     REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
_______________________________________________________________

ALLIANCE INSTITUTIONAL FUNDS

ANNUAL REPORT
OCTOBER 31, 1999

ALLIANCE CAPITAL



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999                     ALLIANCE PREMIER GROWTH INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-98.5%
CONSUMER SERVICES-27.4%
AIRLINES-3.4%
Continental Airlines, Inc.
  C1.B (a)                                       70,800    $   2,867,400
Delta Air Lines, Inc.                            28,600        1,556,912
KLM Royal Dutch Air                              56,933        1,533,633
Northwest Airlines Corp. (a)                     46,000        1,164,375
UAL Corp. (a)                                    23,600        1,606,275
                                                             ------------
                                                               8,728,595

BROADCASTING & CABLE-7.3%
AMFM, Inc. (a)                                   33,800        2,366,000
AT&T Corp.-Liberty Media
  Group (a)                                     103,200        4,095,750
Clear Channel
  Communications (a)                             22,200        1,784,325
MediaOne Group, Inc. (a)                        104,500        7,426,031
Vodafone AirTouch Plc                            58,600        2,809,138
                                                             ------------
                                                              18,481,244

PRINTING & PUBLISHING-0.2%
Gannett Co., Inc.                                 7,700          593,862

RESTAURANTS & LODGING-0.2%
Starbucks Corp. (a)                              17,600          478,500

RETAIL-GENERAL MERCHANDISE-16.3%
Costco Wholesale Corp. (a)                       65,300        5,244,406
Dayton Hudson Corp.                              35,900        2,320,038
Gap, Inc.                                       184,450        6,847,706
Home Depot, Inc.                                144,300       10,894,650
Kohl's Corp. (a)                                 46,200        3,456,337
Lowes Cos., Inc.                                115,800        6,369,000
Tommy Hilfiger Corp. (a)                         63,400        1,791,050
Wal-Mart Stores, Inc.                            80,900        4,586,019
                                                             ------------
                                                              41,509,206
                                                             ------------
                                                              69,791,407

TECHNOLOGY-24.0%
COMMUNICATION EQUIPMENT-6.6%
EMC Corp. (a)                                    81,700        5,964,100
Lucent Technologies, Inc.                        39,160        2,516,030
Nokia Corp. (ADR) (Finland)                      72,800        8,412,950
                                                             ------------
                                                              16,893,080

COMPUTER HARDWARE-5.7%
Dell Computer Corp. (a)                         295,100       11,840,887
International Business
  Machines Corp.                                 24,500        2,410,188
Sun Microsystems, Inc. (a)                        3,700          391,506
                                                             ------------
                                                              14,642,581

COMPUTER SOFTWARE-1.8%
Microsoft Corp. (a)                              50,500        4,674,406

INTERNET SOFTWARE-0.9%
America Online, Inc.                             16,800        2,178,750

NETWORKING SOFTWARE-3.9%
Cisco Systems, Inc. (a)                         133,000        9,842,000

SEMI-CONDUCTOR COMPONENTS-4.2%
Intel Corp.                                     103,400        8,007,038
Texas Instruments, Inc.                          31,500        2,827,125
                                                             ------------
                                                              10,834,163

MISCELLANEOUS-0.9%
Solectron Corp. (a)                              30,300        2,280,075
                                                             ------------
                                                              61,345,055

FINANCE-20.8%
BANKING-MONEY CENTERS-4.2%
Chase Manhattan Corp.                            41,400        3,617,325
Citigroup, Inc.                                 129,450        7,006,481
                                                             ------------
                                                              10,623,806

BANKING-REGIONAL-0.5%
Fifth Third Bancorp                              16,700        1,232,669

BROKERAGE & MONEY MANAGEMENT-6.5%
Charles Schwab Corp.                             28,000        1,090,250
Goldman Sachs Group, Inc.                        60,100        4,267,100
Merrill Lynch & Co., Inc.                        12,100          949,850
Morgan Stanley Dean Witter
  & Co.                                          93,950       10,363,860
                                                             ------------
                                                              16,671,060

INSURANCE-1.4%
American International
  Group, Inc.                                    35,375        3,641,414

MORTGAGE BANKING-3.0%
Federal Home Loan Mortgage
  Corp.                                         144,000        7,785,000


15


PORTFOLIO OF INVESTMENTS (CONTINUED)
                                     ALLIANCE PREMIER GROWTH INSTITUTIONAL FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-5.2%
Associates First Capital Corp.
  Cl.A                                           85,376    $   3,116,224
MBNA Corp.                                      271,450        7,498,806
Newcourt Credit Group, Inc.                     109,800        1,804,837
The CIT Group, Inc.                              30,700          732,963
                                                             ------------
                                                              13,152,830
                                                             ------------
                                                              53,106,779

HEALTH CARE-11.9%
DRUGS-9.8%
Bristol-Myers Squibb Co.                         49,100        3,771,494
Pfizer, Inc.                                    149,000        5,885,500
Schering-Plough Corp.                           158,400        7,840,800
Warner-Lambert Co.                               94,800        7,566,225
                                                             ------------
                                                              25,064,019

MEDICAL SERVICES-2.1%
Cardinal Health, Inc.                            42,100        1,815,562
IMS Health, Inc.                                116,300        3,372,700
                                                             ------------
                                                               5,188,262
                                                             ------------
                                                              30,252,281

CONSUMER STAPLES-5.3%
RETAIL -FOOD & DRUGS-2.5%
Kroger Co. (a)                                  125,000        2,601,562
Safeway, Inc. (a)                                54,400        1,921,000
Walgreen Co.                                     79,300        1,997,369
                                                             ------------
                                                               6,519,931

TOBACCO-2.8%
Philip Morris Cos., Inc.                        279,800        7,047,463
                                                             ------------
                                                              13,567,394

MULTI-INDUSTRY COMPANY-2.9%
Tyco International Ltd.                         187,742        7,497,946

UTILITIES-2.7%
TELEPHONE UTILITY-2.7%
MCI WorldCom, Inc. (a)                           76,300        6,547,494
Sprint Corp.                                      4,900          364,131
                                                             ------------
                                                               6,911,625

ENERGY-1.5%
DOMESTIC INTEGRATED-1.5%
Atlantic Richfield Co.                           41,600        3,876,600

CAPITAL GOODS-1.0%
MISCELLANEOUS-1.0%
United Technologies Corp.                        41,300        2,498,650

CONSUMER MANUFACTURING-1.0%
AUTO & RELATED-0.8%
Ford Motor Co.                                   36,200        1,986,475

BUILDING & RELATED-0.2%
Masco Corp.                                      16,600          506,300
                                                             ------------
                                                               2,492,775

Total Common Stocks
  (cost $231,048,339)                                        251,340,512

SHORT-TERM INVESTMENTS-1.1%
COMMERCIAL PAPER-1.1%
General Electric Capital Corp.
  5.30%, 11/01/99
  (amortized cost $2,700,000)                    $2,700        2,700,000

TOTAL INVESTMENTS-99.6%
  (cost $233,748,339)                                        254,040,512
Other assets less
  liabilities-0.4%                                             1,018,621

NET ASSETS-100%                                            $ 255,059,133


(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


16


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999                             ALLIANCE QUASAR INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-94.6%
CONSUMER SERVICES-30.7%
AIRLINES-3.4%
Alaska Air Group, Inc. (a)                       15,400    $     612,150
America West Holdings Corp.
  Cl.B (a)                                       21,400          442,712
                                                             ------------
                                                               1,054,862

APPAREL-2.3%
Men's Wearhouse, Inc. (a)                        20,800          456,300
Stage Stores, Inc. (a)                           52,200          251,213
                                                             ------------
                                                                 707,513

BROADCASTING & CABLE-1.4%
Entercom Communications
  Corp. (a)                                       8,800          438,350

ENTERTAINMENT & LEISURE-10.7%
Ackerley Group, Inc.                             11,300          188,569
Bally Total Fitness Holding
  Corp. (a)                                      10,000          240,625
Cinar Corp. Cl.B (a)                             19,700          342,287
Imax Corp. (a)                                    9,700          201,275
Premier Parks, Inc. (a)                          38,600        1,116,987
SFX Entertainment, Inc.
  Cl.A (a)                                       14,550          508,341
Sunterra Corp. (a)                               45,300          453,000
Trans World Entertainment
  Corp. (a)                                      29,200          302,950
                                                             ------------
                                                               3,354,034

RETAIL-GENERAL MERCHANDISE-11.7%
BJ'S Wholesale Club,
  Inc. (a)                                       23,900          736,419
Furniture Brands International,
  Inc. (a)                                        5,700          110,437
Industrie Natuzzi SpA
  (ADR) (Italy)                                  23,200          423,400
Linens 'n Things, Inc. (a)                        3,000          119,250
Movado Group, Inc.                               17,100          376,200
Sharper Image Corp. (a)                           3,300           36,094
ShopKo Stores, Inc.                              14,000          350,875
Venator Group, Inc. (a)                         107,700          753,900
Zale Corp. (a)                                   17,400          728,625
                                                             ------------
                                                               3,635,200

MISCELLANEOUS-1.2%
Century Business Services,
  Inc. (a)                                       22,500          223,594
Insight Enterprises, Inc. (a)                     4,200          156,975
                                                             ------------
                                                                 380,569
                                                             ------------
                                                               9,570,528

TECHNOLOGY-15.6%
COMMUNICATION EQUIPMENT-0.8%
TeleSpectrum Worldwide,
  Inc. (a)                                       61,300          252,862

COMPUTER HARDWARE-2.1%
Apex, Inc. (a)                                   37,950          645,150

COMPUTER PERIPHERALS-0.7%
Proxicom, Inc. (a)                                2,800          214,900

COMPUTER SERVICES-1.9%
DBT Online, Inc. (a)                             26,000          607,750

COMPUTER SOFTWARE-5.1%
Aspect Development,
  Inc. (a)                                        5,800          205,175
BackWeb Technologies,
  Ltd. (a)                                        7,300          153,756
Business Objects S.A.
  (ADR) (a) (France)                              2,300          165,600
Intertrust Technologies
  Corp. (a)                                         200           10,900
InterWorld Corp. (a)                              9,600          393,600
New Era of Networks, Inc. (a)                     1,300           42,169
Sapient Corp. (a)                                 2,600          332,475
Visual Networks, Inc. (a)                         6,600          274,725
                                                             ------------
                                                               1,578,400

NETWORKING SOFTWARE-0.6%
MMC Networks, Inc. (a)                            5,800          184,875

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.8%
MKS Instruments, Inc. (a)                        11,800          247,800


17


PORTFOLIO OF INVESTMENTS (CONTINUED)         ALLIANCE QUASAR INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
SEMI-CONDUCTOR COMPONENTS-2.2%
Fairchild Semiconductor
  Corp. (a)                                      10,300    $     260,075
MIPS Technologies, Inc. (a)                       6,200          179,025
SDL, Inc. (a)                                     2,100          258,956
                                                             ------------
                                                                 698,056

MISCELLANEOUS-1.4%
DII Group, Inc. (a)                               2,900          104,400
Excalibur Technologies
  Corp. (a)                                      16,900          156,325
Security First Technologies
  Corp. (a)                                       4,000          160,750
                                                             ------------
                                                                 421,475
                                                             ------------
                                                               4,851,268

FINANCE-11.9%
BROKERAGE & MONEY MANAGEMENT-5.0%
Legg Mason, Inc.                                 42,700        1,553,213

REAL ESTATE-6.9%
Chelsea GCA Realty, Inc.                         42,100        1,305,100
MeriStar Hospitality Corp.                       17,700          284,306
Taubman Centers, Inc.                            50,400          570,150
                                                             ------------
                                                               2,159,556
                                                             ------------
                                                               3,712,769

CONSUMER MANUFACTURING-9.9%
AUTO & RELATED-6.4%
Budget Group, Inc. Cl.A (a)                      36,900          258,300
Circuit City Stores, Inc.-
  CarMax Group (a)                               62,400          171,600
Dollar Thrifty Automotive
  Group, Inc. (a)                                12,900          217,688
Group 1 Automotive, Inc. (a)                     32,100          537,675
Monaco Coach Corp. (a)                           34,537          811,619
                                                             ------------
                                                               1,996,882

TEXTILE PRODUCTS-3.5%
K-Swiss, Inc. Cl.A                                7,200           92,700
Mohawk Industries, Inc. (a)                      42,900          984,019
                                                             ------------
                                                               1,076,719
                                                             ------------
                                                               3,073,601

HEALTH CARE-9.3%
BIOTECHNOLOGY-1.4%
IDEC Pharmaceuticals
  Corp. (a)                                       3,700          429,894

MEDICAL PRODUCTS-0.9%
Summit Technology, Inc. (a)                      17,400          270,787

MEDICAL SERVICES-7.0%
Health Management Associates,
  Inc. Cl.A (a)                                  98,200          871,525
LifePoint Hospitals, Inc. (a)                    57,400          678,037
Medical Manager Corp. (a)                         6,100          305,763
Orthodontic Centers of
  America, Inc. (a)                              20,800          286,000
Women First HealthCare,
  Inc. (a)                                        8,100           60,244
                                                             ------------
                                                               2,201,569
                                                             ------------
                                                               2,902,250

ENERGY-5.2%
DOMESTIC PRODUCERS-0.9%
Murphy Oil Corp.                                  5,100          285,919

OIL SERVICE-2.1%
Ensco International, Inc.                        14,600          282,875
Global Marine, Inc. (a)                          10,900          165,543
Santa Fe International Corp.                      9,600          202,200
                                                             ------------
                                                                 650,618

PIPELINES-2.2%
Southern Union Co.                               33,400          676,350
                                                             ------------
                                                               1,612,887

TRANSPORTATION-4.1%
SHIPPING-1.2%
Teekay Shipping Corp.                            24,700          370,500

TRUCKING-0.8%
Consolidated Freightways
  Corp. (a)                                      31,600          248,850

MISCELLANEOUS-2.1%
Carey International, Inc. (a)                    31,300          663,169
                                                             ------------
                                                               1,282,519

UTILITIES-3.6%
ELECTRIC & GAS UTILITY-1.6%
Calpine Corp. (a)                                 8,600          495,575

TELEPHONE UTILITY-2.0%
Millicom International Cellular,
  SA (a) (Luxembourg)                            19,000          641,250
                                                             ------------
                                                               1,136,825

CAPITAL GOODS-2.7%
MACHINERY-1.5%
United Rentals, Inc. (a)                         25,600          476,800


18


                                             ALLIANCE QUASAR INSTITUTIONAL FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-1.2%
Applied Power, Inc. Cl.A                         12,300    $     357,469
                                                             ------------
                                                                 834,269

CONSUMER STAPLES-0.6%
RETAIL-FOOD & DRUG-0.1%
Whole Foods Market, Inc. (a)                      1,300           44,200

MISCELLANEOUS-0.5%
FirstService Corp. (a)                           13,700          154,981
                                                             ------------
                                                                 199,181

MULTI-INDUSTRY COMPANIES-0.6%
PROFESSIONAL SERVICES-0.6%
Korn/Ferry International (a)                      8,500          189,125

BASIC INDUSTRIES-0.4%
CHEMICALS-0.4%
Lyondell Chemical Co.                            10,600          128,525

TRANSPORTATION & SHIPPING-0.0%
AMERCO (a)                                          100            2,944
                                                             ------------
                                                                 131,469

CONSUMER PRODUCTS & SERVICES-0.0%
BUSINESS SERVICES-0.0%
Provant, Inc. (a)                                   200            3,525

Total Common Stocks
  (cost $30,884,133)                                          29,500,216

SHORT-TERM DEBT SECURITIES-7.7%
Federal National
  Mortgage Association
  5.16%, 11/01/99
  (amortized cost $2,400,000)                    $2,400        2,400,000

TOTAL INVESTMENTS-102.3%
  (cost $33,284,133)                                          31,900,216
Other assets less
  liabilities-(2.3%)                                            (702,893)

NET ASSETS-100%                                            $  31,197,323


(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


19


PORTFOLIO OF INVESTMENTS                        ALLIANCE REAL ESTATE INVESTMENT
OCTOBER 31, 1999                                             INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-99.9%
REAL ESTATE INVESTMENT TRUSTS-99.9%
APARTMENTS-10.2%
Apartment Investment &
  Management Co.                                  1,300    $      48,913
AvalonBay Communities, Inc.                       1,200           38,775
Essex Property Trust, Inc.                          900           29,306
                                                             ------------
                                                                 116,994

DIVERSIFIED & OTHERS-13.9%
Captec Net Lease Realty, Inc.                       500            5,375
Correctional Properties Trust                     1,700           22,419
Entertainment Properties Trust                    2,000           28,125
Glenborough Realty Trust, Inc.                    1,500           19,594
Golf Trust of America, Inc.                       1,200           21,525
Mission West Properties, Inc.                     1,200            9,225
Vornado Realty Trust                              1,700           53,868
                                                             ------------
                                                                 160,131

HOTELS & RESTAURANTS-6.9%
Hospitality Properties Trust                      1,200           25,350
Innkeepers USA Trust                              2,100           18,113
MeriStar Hospitality Corp.                        2,200           35,337
                                                             ------------
                                                                  78,800

MANUFACTURED HOME COMMUNITIES-2.2%
Sun Communities, Inc.                               800           25,500

OFFICE-24.9%
Alexandria Real Estate
  Equities, Inc.                                    900           25,875
Arden Realty Group, Inc.                          1,500           30,188
Boston Properties, Inc.                           1,800           53,662
Brookfield Properties
  Corp. (Canada)                                  4,500           48,656
Crescent Real Estate
  Equities Co.                                    1,500           25,031
Equity Office Properties Trust                    2,800           61,950
SL Green Realty Corp.                             2,200           40,013
                                                             ------------
                                                                 285,375

OFFICE-INDUSTRIAL MIX-12.6%
Brandywine Realty Trust                           2,100           35,306
Highwoods Properties, Inc.                        1,300           31,444
Reckson Associates Realty
  Corp.                                           2,300           42,550
Spieker Properties, Inc.                          1,000           34,937
                                                             ------------
                                                                 144,237

REGIONAL MALLS-6.4%
Macerich Co.                                      1,800           36,000
Mills Corp.                                       2,100           37,800
                                                             ------------
                                                                  73,800

SHOPPING CENTERS-8.8%
Pan Pacific Retail Properties,
  Inc.                                            2,800           51,100
Prime Retail, Inc.                                3,500           27,781
Regency Realty Corp.                              1,100           21,794
                                                             ------------
                                                                 100,675

STORAGE-4.4%
Public Storage, Inc.                              2,100           50,663

WAREHOUSE & INDUSTRIAL-9.6%
AMB Property Corp.                                  900           17,887
Cabot Industrial Trust                            2,000           40,000
ProLogis Trust                                    2,700           52,144
                                                             ------------
                                                                 110,031

TOTAL INVESTMENTS-99.9%
  (cost $1,189,129)                                            1,146,206
Other assets less
  liabilities-0.1%                                                   999

NET ASSETS-100%                                            $   1,147,205


See notes to financial statements.


20


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                                                                                                REAL ESTATE
                                                       PREMIER GROWTH          QUASAR            INVESTMENT
                                                       INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                            FUND                FUND                FUND
                                                       --------------      --------------      --------------
ASSETS
  Investments in securities, at value
    (cost $233,748,339, $33,284,133, and
    $1,189,129, respectively)                           $254,040,512        $ 31,900,216        $  1,146,206
  Cash                                                        32,421              96,321              55,603
  Receivable for investment securities sold                5,008,135             315,728                  -0-
  Receivable for capital stock sold                          466,717               5,670               1,760
  Interest and dividends receivable                           82,583               1,389               1,653
  Deferred organization expenses                              46,618              49,338              45,498
  Total assets                                           259,676,986          32,368,662           1,250,720

LIABILITIES
  Payable for investment securities purchased              4,048,499             729,898                  -0-
  Payable for capital stock redeemed                         257,689             322,471              15,328
  Advisory fee payable                                       184,348              11,040               8,034
  Distribution fee payable                                     1,836                 608                  -0-
  Accrued expenses                                           125,481             107,322              80,153
  Total liabilities                                        4,617,853           1,171,339             103,515

NET ASSETS                                              $255,059,133        $ 31,197,323        $  1,147,205

COMPOSITION OF NET ASSETS
  Capital stock, at par                                 $     14,534        $      3,943        $        169
  Additional paid-in capital                             217,088,150          35,787,341           6,200,839
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions                                          17,664,276          (3,210,044)         (5,010,880)
  Net unrealized appreciation (depreciation)
    of investments                                        20,292,173          (1,383,917)            (42,923)
                                                        $255,059,133        $ 31,197,323        $  1,147,205

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS I SHARES
  Net asset value, redemption and offering
    price per share ($247,268,600/14,087,641,
    $16,797,820/2,120,699 and $1,146,825/169,281
    shares of capital stock issued and
    outstanding, respectively)                                $17.55              $ 7.92              $ 6.77

  CLASS II SHARES
  Net asset value, redemption and offering
    price per share ($7,790,533/446,653,
    $14,399,503/1,822,484 and $380/56 shares
    of capital stock issued and outstanding,
    respectively)                                             $17.44              $ 7.90              $ 6.79


See notes to financial statements.


21


STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999                        ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                                                                                                REAL ESTATE
                                                       PREMIER GROWTH          QUASAR            INVESTMENT
                                                       INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                            FUND                FUND                FUND
                                                       --------------      --------------      --------------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of
    $21,456, $2,841 and $1,215, respectively)           $    758,346        $    221,671        $    602,426
  Interest                                                   207,574              90,883              14,496
  Total income                                               965,920             312,554             616,922

EXPENSES
  Advisory fee                                             1,423,280             338,045             100,714
  Distribution fee--Class II                                  15,834               7,735                  -0-
  Administrative                                             123,000             123,000             123,000
  Custodian                                                  108,081             131,563              97,325
  Registration                                                58,708              28,729              21,421
  Transfer agency                                             37,421              31,368               8,380
  Audit and legal                                             36,252              12,012               9,338
  Amortization of organization expenses                       14,600              14,600              14,600
  Printing                                                    12,207              10,242               7,892
  Directors' fees                                              6,000               9,000              10,000
  Miscellaneous                                                3,769               4,724               3,201
  Total expenses                                           1,839,152             711,018             395,871
  Less: expenses waived and reimbursed by
    adviser (see Note B)                                    (537,087)           (282,162)           (283,965)
  Net expenses                                             1,302,065             428,856             111,906
  Net investment income (loss)                              (336,145)           (116,302)            505,016

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
  Net realized gain (loss) on investment
    transactions                                          18,918,502          (1,922,930)         (4,772,656)
  Net realized gain (loss) on foreign
    currency transactions                                        (26)                 -0-              1,105
  Net change in unrealized appreciation/
    depreciation of investments                           15,084,878           2,066,292           3,984,322
  Net gain (loss) on investments and
    foreign currency transactions                         34,003,354             143,362            (787,229)

NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $ 33,667,209        $     27,060        $   (282,213)


See notes to financial statements.


22


STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                                            PREMIER GROWTH                      QUASAR                  REAL ESTATE INVESTMENT
                                          INSTITUTIONAL FUND              INSTITUTIONAL FUND              INSTITUTIONAL FUND
                                     ------------------------------  ------------------------------  ------------------------------
                                       YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                       OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                          1999          1998 (A)          1999          1998 (B)          1999          1998 (C)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
  Net investment income (loss)        $   (336,145)   $     16,136    $   (116,302)   $      2,356    $    505,016    $    697,160
  Net realized gain (loss) on
    investments and foreign
    currency transactions               18,918,476        (887,491)     (1,922,930)     (1,287,114)     (4,771,551)       (324,943)
  Net change in unrealized
    appreciation/depreciation
    of investments                      15,084,878       5,207,295       2,066,292      (3,450,209)      3,984,322      (4,027,245)
  Net increase (decrease) in
    net assets from operations          33,667,209       4,335,940          27,060      (4,734,967)       (282,213)     (3,655,028)

DIVIDENDS TO
SHAREHOLDERS FROM:
  Net investment income
    Class I                                (46,397)             -0-         (1,770)             -0-       (504,998)       (655,108)
    Class II                                    -0-             -0-             -0-             -0-            (18)            (13)
  Distributions in excess of
    net investment income
    Class I                                     -0-             -0-        (24,626)             -0-        (69,087)             -0-
    Class II                                    -0-             -0-             -0-             -0-             (2)             -0-
  Tax return of capital
    Class I                                     -0-             -0-             -0-             -0-        (58,749)             -0-
    Class II                                    -0-             -0-             -0-             -0-             (2)             -0-

CAPITAL STOCK
TRANSACTIONS
  Net increase (decrease)              161,530,011      55,539,040      10,683,631      25,214,665     (16,131,069)     22,470,152
  Total increase (decrease)            195,150,823      59,874,980      10,684,295      20,479,698     (17,046,138)     18,160,003

NET ASSETS
  Beginning of period                   59,908,310          33,330      20,513,028          33,330      18,193,343          33,340
  End of period (including
    undistributed net investment
    income of $0, $16,136 and $0,
    $2,356 and $0, $40,785,
    respectively)                     $255,059,133    $ 59,908,310    $ 31,197,323    $ 20,513,028    $  1,147,205    $ 18,193,343


(a)  Commencement of operations, January 7, 1998.

(b)  Commencement of operations, March 17, 1998.

(c)  Commencement of operations, December 9, 1997.

     See notes to financial statements.


23


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Institutional Funds, Inc. (the "Company") was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company. The Company is comprised of three funds, Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund (the "Funds"). Each Fund has different investment objectives and policies. Prior to the commencement of operations on January 7, 1998, March 17, 1998 and December 9, 1997, respectively, the Funds had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 3,300 shares of Class I common stock of each Fund for $33,000, and 33 shares of Class II common stock of the Alliance Premier Growth Institutional Fund and the Alliance Quasar Institutional Fund for $330 and 34 shares of Class II common stock of the Alliance Real Estate Investment Institutional Fund for $340 in each case on November 12, 1997. Each Fund offers Class I and Class II shares. Sales are made without a sales charge, at each Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of securities, closed forward exchange currency contracts, holding of foreign currencies, options on foreign currencies, exchange gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. ORGANIZATION EXPENSES
Organization expenses of approximately $73,099 for the Real Estate Investment Institutional Fund, $73,098 for the Premier Growth Institutional Fund and $73,098 for the Quasar Institutional Fund have been deferred and are being amortized on a straight-line basis through December 2002, January and March 2003, respectively.


24


                                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

4. TAXES
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent fees. Expenses of the Company are charged to each Fund in proportion to net assets.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, certain Fund had permanent differences, primarily due to net operating loss and tax return of capital, which resulted a net decrease in distribution in excess of net investment income and a corresponding decrease in additional paid-in capital for those funds. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .90% of the Real Estate Investment Institutional Funds' average daily net assets and 1% of the Premier Growth Institutional Fund and Quasar Institutional Funds' average daily net assets. Such fees are accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90% and 1.30% of average daily net assets for Class I and Class II of the Premier Growth Institutional Fund; 1.20% and 1.35% of average daily net assets for Class I and Class IIof the Quasar Institutional Fund and 1.00% and 1.40% of average daily net assets for Class Iand Class II for the Real Estate Investment Institutional Fund. For the year ended October 31, 1999 such reimbursement amounted to: Premier Growth Institutional Fund $414,087; Quasar Institutional Fund $159,162 and Real Estate Investment Institutional Fund $160,965.

Pursuant to the advisory agreement, the Adviser provides to each Fund certain legal and accounting services. For the year ended October 31, 1999, the Adviser agreed to waive its fees for such services. Such waiver amounted to: Premier Growth Institutional Fund $123,000; Quasar Institutional Fund $123,000 and Real Estate Investment Institutional Fund $123,000.

The Funds compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $32,174, $28,810 and $6,556, respectively for the Premier Growth Institutional Fund, the Quasar Institutional Fund and the Real Estate Investment Institutional Fund for the year ended October 31, 1999.

For the year ended October 31, 1999, the Premier Growth Institutional Fund's expenses were reduced by $336 under an expense offset arrangement with Alliance Fund Services, Inc.


25


NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

Brokerage commissions paid on investment transactions for the year ended October 31, 1999, amounted to $321,005 for the Premier Growth Institutional Fund; $166,248 for the Quasar Institutional Fund and $66,558 for the Real Estate Investment Institutional Fund, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, and of which $160 for the Quasar Institutional Fund was paid to DLJ directly.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Funds have adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds' shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 1999 were as follows:

                                           PURCHASES                            SALES
                               ---------------------------------  ---------------------------------
                                  STOCKS AND     U.S. GOVERNMENT     STOCKS AND     U.S. GOVERNMENT
FUND                           DEBT OBLIGATIONS   AND AGENCIES    DEBT OBLIGATIONS   AND AGENCIES
--------                       ----------------  ---------------  ----------------  ---------------
Premier Growth Institutional     $277,928,211        $  -0-         $118,227,470        $  -0-
Quasar Institutional               56,738,829           -0-           45,299,819           -0-
Real Estate Investment
  Institutional                     3,440,485           -0-           19,094,536           -0-


At October 31, 1999, the cost of investments for federal income tax purposes and the tax basis gross unrealized appreciation, depreciation and net unrealized appreciation (depreciation), excluding foreign currency transactions, were as follows:

                                                          GROSS UNREALIZED            NET UNREALIZED
                                                 ----------------------------------    APPRECIATION
FUND                                 COST          APPRECIATION      DEPRECIATION     (DEPRECIATION)
--------                       ----------------  ----------------  ----------------  ----------------
Premier Growth Institutional     $234,352,388      $ 28,071,109      $ (8,382,985)     $ 19,688,124
Quasar Institutional               33,679,724         2,765,146        (4,544,654)       (1,779,508)
Real Estate Investment
  Institutional                     1,368,479             2,287          (224,560)         (222,273)


For Federal income tax purposes at October 31, 1999, the Funds had capital loss carryforwards as follows: $995,373 expiring 2006 and $1,819,081 expiring 2007 for the Quasar Institutional Fund, and $280,232 expiring in 2006 and $4,551,298 expiring 2007 for the Real Estate Investment Institutional Fund.


26


                                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 18,000,000,000 shares of $.001 par value capital stock authorized, 6,000,000,000 shares each for Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund. Each Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in shares of capital stock were as follows:

                                PREMIER GROWTH INSTITUTIONAL FUND
                              SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                    JANUARY 7,                    JANUARY 7,
                                      1998(A)                       1998(A)
                      YEAR ENDED        TO         YEAR ENDED         TO
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                         1999          1998           1999           1998
                     ------------  ------------  --------------  --------------
CLASS I
Shares sold           10,778,679     4,846,318    $177,363,056    $ 56,837,599
Shares issued in
  reinvestment of
  dividends                2,643            -0-         36,258              -0-
Shares redeemed       (1,201,728)     (341,571)    (19,234,357)     (4,198,789)
Net increase           9,579,594     4,504,747    $158,164,957    $ 52,638,810

CLASS II
Shares sold              307,481       307,955    $  4,965,420    $  3,782,004
Shares redeemed         (100,367)      (68,449)     (1,600,366)       (881,774)
Net increase             207,114       239,506    $  3,365,054    $  2,900,230


                                     QUASAR INSTITUTIONAL FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                     MARCH 17,                     MARCH 17,
                                      1998(A)                       1998(A)
                      YEAR ENDED        TO         YEAR ENDED         TO
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                         1999          1998           1999           1998
                     ------------  ------------  --------------  --------------
CLASS I
Shares sold              874,661     3,009,763    $  6,854,096    $ 27,395,135
Shares issued in
  reinvestment of
  dividends                3,508            -0-         26,172              -0-
Shares redeemed       (1,523,199)     (247,334)    (12,062,941)     (1,985,986)
Net increase
  (decrease)            (645,030)    2,762,429    $ (5,182,673)   $ 25,409,149

CLASS II
Shares sold            4,272,523       785,381    $ 35,353,880    $  5,617,297
Shares redeemed       (2,450,077)     (785,376)    (19,487,576)     (5,811,781)
Net increase
  (decrease)           1,822,446             5    $ 15,866,304    $   (194,484)


(a)  Commencement of operations.


27


NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                             REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                    DECEMBER 9,                   DECEMBER 9,
                                      1997(A)                       1997(A)
                      YEAR ENDED        TO         YEAR ENDED         TO
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                         1999          1998           1999           1998
                     ------------  ------------  --------------  --------------
CLASS I
Shares sold              239,910     2,486,932    $  1,863,912    $ 23,779,985
Shares issued in
  reinvestment of
  dividends               84,640        78,721         632,589         655,108
Shares redeemed       (2,494,932)     (229,290)    (18,627,686)     (1,965,003)
Net increase
  (decrease)          (2,170,382)    2,336,363    $(16,131,185)   $ 22,470,090

CLASS II
Shares sold                   13             6    $        100    $         50
Shares issued in
  reinvestment of
  dividends                    2             1              16              12
Net increase                  15             7    $        116    $         62


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Funds did not utilize the Facility during the year ended October 31, 1999.


(a) Commencement of operations.


28


FINANCIAL HIGHLIGHTS                               ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                PREMIER GROWTH                QUASAR             REAL ESTATE INVESTMENT
                                               INSTITUTIONAL FUND        INSTITUTIONAL FUND        INSTITUTIONAL FUND
                                            ------------------------  ------------------------  ------------------------
                                                    CLASS I                   CLASS I                   CLASS I
                                            ------------------------  ------------------------  ------------------------
                                                          JANUARY 7,                MARCH 17,                DECEMBER 9,
                                                           1998(A)                   1998(A)                   1997(A)
                                            YEAR ENDED       TO       YEAR ENDED       TO       YEAR ENDED       TO
                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                               1999         1998         1999         1998         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.62       $10.00       $ 7.42       $10.00       $ 7.78       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)(c)             (.04)         .01         (.02)          -0-         .37          .43
Net realized and unrealized gain (loss)
  on investment transactions                    4.98         2.61          .53        (2.58)        (.90)       (2.26)
Net increase (decrease) in net asset
  value from operations                         4.94         2.62          .51        (2.58)        (.53)       (1.83)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.01)          -0-          -0-          -0-        (.37)        (.39)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)          -0-        (.06)          -0-
Tax return of capital                             -0-          -0-          -0-          -0-        (.05)          -0-
Total dividends and distributions               (.01)          -0-        (.01)          -0-        (.48)        (.39)
Net asset value, end of period                $17.55       $12.62       $ 7.92       $ 7.42       $ 6.77       $ 7.78

TOTAL RETURN
Total investment return based on net
  asset value (d)                              39.17%       26.20%        6.88%      (25.80)%      (7.21)%     (18.61)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $247,269      $56,894      $16,798      $20,513       $1,147      $18,193
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .90%         .90%(e)     1.20%        1.20%(e)     1.00%        1.00%(e)
  Expenses, before waivers/
    reimbursements                              1.28%        2.29%(e)     2.08%        3.82%(e)     3.54%        3.09%(e)
  Net investment income (loss) (c)              (.22)%        .08%(e)     (.20)%        .03%(e)     4.75%        5.62%(e)
Portfolio turnover rate                           85%          86%         144%          61%          32%          11%


See footnote summary on page 30.


29


FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                PREMIER GROWTH                QUASAR             REAL ESTATE INVESTMENT
                                               INSTITUTIONAL FUND        INSTITUTIONAL FUND        INSTITUTIONAL FUND
                                            ------------------------  ------------------------  ------------------------
                                                    CLASS II                  CLASS II                  CLASS II
                                            ------------------------  ------------------------  ------------------------
                                                          JANUARY 7,                MARCH 17,                DECEMBER 9,
                                                           1998(A)                   1998(A)                   1997(A)
                                            YEAR ENDED       TO       YEAR ENDED       TO       YEAR ENDED       TO
                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                               1999         1998         1999         1998         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.58       $10.00       $ 7.40       $10.00       $ 7.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b) (c)            (.10)        (.03)        (.05)       (5.89)         .20          .41
Net realized and unrealized gain (loss)
  on investment transactions                    4.96         2.61          .55         3.29         (.74)       (2.28)
Net increase (decrease) in net asset
  value from operations                         4.86         2.58          .50        (2.60)        (.54)       (1.87)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-          -0-        (.36)        (.36)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-        (.04)          -0-
Tax return of capital                             -0-          -0-          -0-          -0-        (.04)          -0-
Total dividends and distributions                 -0-          -0-          -0-          -0-        (.44)        (.36)
Net asset value, end of period                $17.44       $12.58       $ 7.90       $ 7.40       $ 6.79       $ 7.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                              38.63%       25.80%        6.76%      (26.00)%      (7.32)%     (19.02)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                     $7,790(f)    $3,014(f)   $14,400(f)      $283         $380         $320
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.30%        1.30%(e)     1.35%        1.60%(e)     1.40%        1.40%(e)
  Expenses, before waivers/
    reimbursements                              1.68%        2.65%(e)     2.14%        4.62%(e)     2.93%        3.59%(e)
  Net investment income (loss) (c)              (.62)%       (.38)%(e)    (.51)%       (.14)%(e)    2.32%        5.04%(e)
Portfolio turnover rate                           85%          86%         144%          61%          32%          11%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived by Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) 000's omitted.


30


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                               ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS ALLIANCE INSTITUTIONAL FUNDS, INC. We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund (three funds comprising Alliance Institutional Funds, Inc.) (the "Funds") as of October 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds of Alliance Institutional Funds, Inc. as of October 31, 1999, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.



New York, New York
December 2, 1999


31

_________________________________________________________________

                           APPENDIX A
_________________________________________________________________

         Stock Index Futures Characteristics. Currently, stock index futures contracts can be purchased or sold with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. The Adviser does not believe that differences in composition of the three indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged. The Fund reserves the right to purchase or sell stock index futures contracts that may be created in the future. Certain exchanges and Boards of Trade have established daily limits on the amount that the price of a stock index futures contract may vary, either up or down, from the previous day's settlement price, which limitations may restrict the Fund's ability to purchase or sell certain stock index futures contracts on a particular day.

         Unlike the purchase or sale of a specific security by the Fund, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker through which such transaction is effected or in a segregated account with the Fund's Custodian an amount of cash, U.S. Government securities or other liquid high-quality debt securities equal to the market value of the stock index futures contract less any amounts maintained in a margin account with the Fund's broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Additional payments of cash, Government securities or other liquid high-quality debt securities, called variation margin, to and from the broker may be made on a daily basis as the price of the underlying stock index fluctuates, a process known as marking to the market. For example, when the Fund has purchased a stock index futures contract and the price of the futures contract has risen in response to a rise in the underlying stock index, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a stock index futures contract and the price of the futures contract has declined in response to a decrease in the underlying stock index, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

         Risks of Transactions in Stock Index Futures. There are several risks in connection with the use of stock index futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of stock index futures and movements in the price of the securities which are the subject of the hedge. The price of a stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the index future. If the price of the future moves more than the price of the stock, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period for the index, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer stock index futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the stock index, or if otherwise deemed to be appropriate by the Adviser. It is also possible that where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurs, the Fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, over time the value of the Fund's portfolio should tend to move in the same direction as the market indices upon which the futures contracts are based, although there may be deviations arising from differences between the composition of the Fund and the stocks comprising the index.

         Where stock index futures contracts are purchased to hedge against a possible increase in the price of stocks before the Fund is able to invest its cash (or cash equivalents) in stocks (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in stocks or options at that time because of concern as to a possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in stock index futures and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and because of the imperfect correlation between the movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction over a short time frame.

         Positions in stock index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In that event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of securities will in fact correlate with price movements in futures contract and thus provide an offset on the futures contract.

         The Fund's Adviser intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         Successful use of stock index futures by the Fund is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.
































                               A-4
00250237.AL9

(LOGO)                       ALLIANCE INSTITUTIONAL FUNDS, INC.
                                  - ALLIANCE QUASAR
                                    INSTITUTIONAL FUND
____________________________________________________________
c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618

_______________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                          March 1, 2000
_______________________________________________________________



         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus dated March 1, 2000 (the "Prospectus") for
Alliance Institutional Funds, Inc. (the "Company"). Copies of the Prospectus may be obtained by contacting Alliance Fund
Services, Inc. at the address or the "For Literature" telephone number shown above.



                        TABLE OF CONTENTS
                                                             Page

DESCRIPTION OF THE FUND..................................
MANAGEMENT OF THE FUND...................................
EXPENSES OF THE FUND.....................................
PURCHASE OF SHARES.......................................
REDEMPTION AND REPURCHASE OF SHARES......................
SHAREHOLDER SERVICES.....................................
NET ASSET VALUE..........................................
DIVIDENDS, DISTRIBUTIONS AND TAXES.......................
PORTFOLIO TRANSACTIONS...................................
GENERAL INFORMATION......................................
REPORT OF INDEPENDENT AUDITORS AND FINANCIAL
  STATEMENTS.............................................



____________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.





                               A-5
00250237.AL9

_______________________________________________________________

                     DESCRIPTION OF THE FUND
_______________________________________________________________


         Alliance Institutional Funds, Inc. (the "Company") is an open-end management investment company whose shares are offered in separate series referred to as "Funds." Each Fund is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. A shareholder in a Fund will be entitled to his or her pro-rata share of all dividends and distributions arising from that Fund's assets and, upon redeeming shares of that Fund, the shareholder will receive the then current net asset value of the applicable class of shares of that Fund. (See "Purchase and Sale of Shares" in the Prospectus.) The Company is empowered to establish, without shareholder approval, additional Funds which may have different investment objectives.


         The Company currently has four portfolios: Alliance Quasar Institutional Fund (the "Fund"), which is described in this Statement of Additional Information, and Alliance Premier Growth Institutional Fund, Alliance Real Estate Investment Institutional Fund and Alliance Special Equity Institutional Fund, Inc. which are each described in a separate Statement of Additional Information, copies of which can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

         Except as otherwise indicated, the investment policies of the Fund are not "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may, therefore, be changed by the Company's Board of Directors (the "Board of Directors" or the "Directors") without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to its shareholders. The Fund's investment objective may not be changed without shareholder approval. There can be, of course, no assurance that the Fund will achieve its investment objective.

Investment Objective

         The investment objective of the Fund is growth of capital by pursuing aggressive investment policies. Investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. Moreover, to the extent the Fund seeks to achieve its objective through the more aggressive investment policies described below, risk of loss increases. The Fund is therefore not intended for investors whose principal objective is assured income or preservation of capital.

How The Fund Pursues Its Objective

         Within this basic framework, the policy of the Fund is to invest in any companies and industries and in any types of securities which are believed to offer possibilities for capital appreciation. Investments may be made in well-known and established companies as well as in new and unseasoned companies. Critical factors considered in the selection of securities include the economic and political outlook, the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and management capability and practices.

         It is the policy of the Fund to invest principally in equity securities (common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks); however, it may also invest to a limited degree in non-convertible bonds and preferred stocks when, in the judgment of Alliance Capital Management L.P., the Fund's Adviser (the "Adviser"), such investments are warranted to achieve the Fund's investment objective. When business or financial conditions warrant, a more defensive position may be assumed and the Fund may invest in short-term fixed-income securities, in investment grade debt securities, in preferred stocks or may hold its assets in cash.

         The Fund may invest in both listed and unlisted domestic and foreign securities, in restricted securities, and in other assets having no ready market, but not more than 10% of the Fund's total assets may be invested in all such restricted or not readily marketable assets at any one time. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under Rule 144 or 144A promulgated under the Securities Act of 1933, as amended (the "Securities Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities and other not readily marketable assets will be valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

         The Fund intends to invest in special situations from time to time. A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities. The Fund will not, however, purchase securities of any company with a record of less than three years continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in such companies, taken at cost, to exceed 25% of the value of the Fund's total assets.

Additional Investment Policies And Practices

         The following additional investment policies and practices, including restrictions, supplement those set forth above and in the Prospectus.

         General. In seeking to attain its investment objective of growth of capital, the Fund will supplement customary investment practices by engaging in a broad range of investment techniques including short sales "against the box," writing call options, purchases and sales of put and call options written by others and investing in special situations. These techniques are speculative, may entail greater risk, may be considered of a more short-term nature, and to the extent used, may result in greater turnover of the Fund's portfolio and a greater expense than is customary for most investment companies. Consequently, the Fund is not a complete investment program and is not a suitable investment for those who cannot afford to take such risks or whose objective is income or preservation of capital. No assurance can be given that the Fund will achieve its investment objective. However, by buying shares in the Fund an investor may receive advantages he would not readily obtain as an individual, including professional management and continuous supervision of investments. The Fund will be subject to the overall limitation (in addition to the specific restrictions referred to below) that the aggregate value of all restricted and not readily marketable securities of the Fund, and of all cash and securities covering outstanding call options written or guaranteed by the Fund, shall at no time exceed 15% of the value of the total assets of the Fund.

         There is also no assurance that the Fund will at any particular time engage in all or any of the investment activities in which it is authorized to engage. In the opinion of the Fund's management, however, the power to engage in such activities provides an opportunity which is deemed to be desirable in order to achieve the Fund's investment objective.


         Short Sales. The Fund may only make short sales of securities "against the box." A short sale is effected by selling a security which the Fund does not own, or if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without
payment.   Gains or losses will be short- or long-term for
federal income tax purposes depending upon the length of the period the securities are held by the Fund before closing out the short sales by delivery to the lender. The Fund may, in certain instances, realize short-term gain on short sales "against the box" by covering the short position through a subsequent purchase. Not more than 15% of the value of the Fund's net assets will be in deposits on short sales "against the box". Short sales may be used by the Fund in some cases to defer the realization of gain or loss for federal income tax purposes on securities then owned by the Fund. However, pursuant to the Taxpayer Relief Act of 1997, if the Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed to have sold the appreciated security and thus will recognize gain for tax purposes.


         Puts and Calls. The Fund may write call options and may purchase and sell put and call options written by others, combinations thereof, or similar options. The Fund may not write put options. A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price, usually the market price at the time the contract is negotiated. When calls written by the Fund are exercised, the Fund will be obligated to sell stocks below the current market price.

         The writing of call options will, therefore, involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options is higher, and consequently the risks are greater when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. (For a discussion regarding certain tax consequences of the writing of call options by the Fund, see "Dividends, Distributions and Taxes".)

         Writing, purchasing and selling call options are highly specialized activities and entail greater than ordinary investment risks. It is the Fund's policy not to write a call option if the premium to be received by the Fund in connection with such option would not produce an annualized return of at least 15% of the then market value of the securities subject to option. Commissions, stock transfer taxes and other expenses of the Fund must be deducted from such premium receipts. Option premiums vary widely depending primarily on supply and demand. Calls written by the Fund will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ"), an affiliate of the Adviser. The endorsing or guaranteeing firm requires that the option writer (in this case the Fund) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm. A call written by the Fund will not be sold unless the Fund at all times during the option period owns either (a) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities or (b) an offsetting call option on the same securities.

         The Fund will not sell a call option written or guaranteed by it if, as a result of such sale, the aggregate of the Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Fund's total assets. The Fund will not sell any call option if such sale would result in more than 10% of the Fund's assets being committed to call options written by the Fund, which, at the time of sale by the Fund, have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Fund shall at no time exceed 10% of the Fund's total assets.

         In buying a call, the Fund would be in a position to realize a gain if, during the option period, the price of the shares increased by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium and commissions payable on exercise. By buying a put, the Fund would be in a position to realize a gain if, during the option period, the price of the shares declined by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium and commissions payable on exercise. In addition, the Fund could realize a gain or loss on such options by selling them.

         As noted above, the Fund may purchase and sell put and call options written by others, combinations thereof, or similar options. There are markets for put and call options written by others and the Fund may from time to time sell or purchase such options in such markets. If an option is not so sold and is permitted to expire without being exercised, its premium would be lost by the Fund.

Portfolio Turnover

         Generally, the Fund's policy with respect to portfolio turnover is to purchase securities with a view to holding them for periods of time sufficient to assure long-term capital gains treatment upon their sale and not for trading purposes. However, it is also the Fund's policy to sell any security whenever, in the judgment of the Adviser, its appreciation possibilities have been substantially realized or the business or market prospects for such security have deteriorated, irrespective of the length of time that such security has been held. This policy may result in the Fund realizing short-term capital gains or losses on the sale of certain securities. See "Dividends, Distributions and Taxes". It is anticipated that the Fund's rate of portfolio turnover will not exceed 150% during the current fiscal year. A 150% annual turnover rate would occur, for example, if all the stocks in the Fund's portfolio were replaced one and a half times within a period of one year. A portfolio turnover rate approximating 150% involves correspondingly greater brokerage commission expenses than would a lower rate, which expenses must be borne by the Fund and its shareholders.

Other Restrictions

         In addition to the investment restrictions described below, the Fund has undertaken as a matter of non-fundamental policy that it (i) will not invest more than 10% of its total assets in the securities of any one issuer; (ii) will not invest more than 5% of its total assets in securities of issuers which have been in operation for less than three years, including the operations of any predecessors, and any equity securities of issuers which are not readily marketable; (iii) will not invest more than 5% of its total assets in puts, calls, straddles, spreads or any combination thereof nor more than 2% of its net assets in puts or calls written by others; (iv) will not invest more than 5% of its net assets in warrants nor more than 2% of its net assets in unlisted warrants; (v) will not invest in real estate (including limited partnership interests), excluding readily marketable securities or participations or other direct interests in oil, gas or other mineral leases, exploration or development programs; and (vi) will not purchase or retain the securities of any issuer if those officers and directors of the Company or its Adviser owning individually more than 1/2 of 1% of such issuer together own more than 5% of the securities of such issuer.

Fundamental Investment Policies

         In addition to the investment objective and policies described above, the Fund has adopted certain fundamental investment policies which may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (2) more than 50% of the outstanding shares of the Fund, whichever is less.

         Briefly, these policies provide that the Fund may not:

         (i) purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if as a result more than 5% of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of its total assets may be invested without regard to such 5% and 10% limitations;

        (ii) invest more than 25% of the value of its total assets in any particular industry;

       (iii) borrow money except for temporary or emergency purposes in an amount not exceeding 5% of its total assets at the time the borrowing is made;

        (iv) invest more than 10% of its assets in restricted securities;

         (v)    purchase or sell real estate;

        (vi) participate on a joint or joint and several basis in any securities trading account;

       (vii) invest in companies for the purpose of exercising control;

      (viii) purchase or sell commodities or commodity contracts;

        (ix)    write put options;

         (x) except as permitted in connection with short sales of securities "against the box" described under the heading "Short Sales" above, make short sales of securities;

        (xi) make loans of its funds or assets to any other person, which shall not be considered as including the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, whether or not the purchase was made upon the original issuance of the securities; except that the Fund may not purchase non-publicly distributed securities subject to the limitations applicable to restricted securities;

       (xii) except as permitted in connection with short sales of securities or writing of call options, described under the headings "--Short Sales" and "--Puts and Calls" above, pledge, mortgage or hypothecate any of its assets;

      (xiii) except as permitted in connection with short sales of securities "against the box" described under the heading "Additional Investment Policies and Practices" above, make short sales of securities; and

       (xiv) purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

Application of Percentage Limitations

         Except as otherwise indicated, whenever any investment policy or practice, including any restriction, described in the Prospectus or under the heading "Description of the Fund," states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

_______________________________________________________________

                     MANAGEMENT OF THE FUND
_______________________________________________________________

Adviser


         The Fund's investment adviser, Alliance Capital Management L.P. (the "Adviser"), 1345 Avenue of the Americas, New York, New York 10105, is a leading international investment adviser managing client accounts with assets as of December 31, 1999 totaling more than $368 billion (of which more than $169 billion represented the assets of investment companies). As of December 31, 1999, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 31 of the nations' FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 53 registered investment companies managed by the Adviser, comprising 119 separate investment portfolios, currently have approximately 5 million shareholder accounts.



         Alliance Capital Management Corporation ("ACMC") is the general partner of the Adviser and a wholly owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). Equitable, one of the largest life insurance companies in the United States, is the beneficial owner of an approximately 55.4% partnership interest in the Adviser. Alliance Capital Management Holding L.P. ("Alliance Holding") owns an approximately 41.9% partnership interest in the

Adviser.*** Equity interests in Alliance Holding are traded on the New York Stock Exchange in the form of units. Approximately 98% of such interests are owned by the public and management or employees of the Adviser and approximately 2% are owned by Equitable. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., an integrated investment and merchant bank. As of June 30, 1999, AXA, a French insurance holding company, owned approximately 58.2% of the issued and outstanding shares of common stock of AXA Financial.



         Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Company. Such officers and employees may be employees of the Adviser or its affiliates.

         The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office space and certain other equipment, investment advisory and administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Company prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).


         The Fund has, under the Advisory Agreement, assumed the
obligation for payment of all of its other expenses.  As to the obtaining of services other than those specifically provided to
____________________

*** Until October 29, 1999, Alliance Holding served as the investment adviser to the Fund. On that date, Alliance Holding reorganized by transferring its business to the Adviser. Prior thereto, the Adviser had no material business operations. One result of the reorganization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser by means of a technical assignment, and ownership of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc. the Fund's principal underwriter and transfer agent, respectively, also was transferred to the Adviser.

the Fund by the Adviser, the Fund may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. The Fund may employ its own personnel or contract for services to be performed by third parties. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Board of Directors. The Fund paid to the Adviser a total of $0in respect of such services during the Fund's fiscal year ended October 31, 1999.



         For the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser at an annualized rate of 1.00% of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly. The Adviser has agreed for the current fiscal year to waive its fee and/or bear certain expenses so that total operational expenses do not exceed on an annual basis 1.20% and 1.35% of average net assets, respectively, for Class I and Class II shares.



         For the fiscal period ended October 31, 1998, and the fiscal year ended October 31, 1999, the Adviser received advisory fees of $93,387 and $338,045, respectively, from the Fund. Of that, $93,387 was waived and/or reimbursed by the Adviser for the fiscal period ended October 31, 1998 and $282,162 was waived and/or reimbursed by the Adviser for the fiscal year ended October 31, 1999.


         The Advisory Agreement became effective on November 14, 1997. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Directors including the Directors who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party at a meeting called for that purpose held on November 7, 1997, and by the Fund's initial shareholder on November 3, 1997.


         The Advisory Agreement will continue in effect only so long as its continuance is approved annually by a vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) or by the Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined in the 1940 Act. Most recently, the Board of Directors approved the continuance of the Advisory Agreement for the Fund for another annual term at a Meeting held on October 13, 1999.

         The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's outstanding voting securities, by a vote of a majority of the Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser will not be liable for any action or failure to act in accordance with its duties thereunder.

         Certain other clients of the Adviser have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by other of its clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.


         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Disciplined Value Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Environment Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Greater China '97 Fund, Inc., Alliance Health Care Fund, Inc., Alliance High Yield Fund, Inc., Alliance Growth and Income Fund, Inc., Alliance Institutional Reserves, Inc., Alliance International Fund, Alliance International Premier Growth Fund, Inc., Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Premier Growth Fund, Inc., Alliance Quasar Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance Select Investor Series, Inc., Alliance Technology Fund, Inc., Alliance Utility

Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios and The Hudson River Trust, all registered open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.


Directors and Officers

         The Directors and principal officers of the Company, their ages and their principal occupations during the past five years are set forth below. Each of the Directors and officers are trustees, directors and officers of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each of the following is 1345 Avenue of the Americas, New York, New York 10105.

Directors


         JOHN D. CARIFA,****  54, Chairman of the Board is the
President, Chief Operating Officer and a Director of ACMC, with which he has been associated since prior to 1995.



         RUTH BLOCK, 69, was formerly Executive Vice President and Chief Insurance Officer of Equitable. She is a Director of
Ecolab Incorporated (specialty chemicals) and BP Amoco
Corporation (oil and gas).  Her address is 75 Briar Woods Trail,
Stamford, Connecticut, 06903.



         DAVID H. DIEVLER, 70, is an independent consultant. He was formerly a Senior Vice President of ACMC until December 1994.
His address is P.O. Box 167, Spring Lake, New Jersey, 07762.


____________________

**** An "interested person" of the Fund as defined in the 1940 Act.

         JOHN H. DOBKIN, 58, has been the President of Historic Hudson Valley (historic preservation) since prior to 1995. Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown, New York 10591.



         WILLIAM H. FOULK, JR., 67, is an Investment Adviser and independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he has been associated since prior to 1995. His address is Suite 100, 2 Greenwich Plaza, Greenwich, Connecticut 06830.



         DR. JAMES M. HESTER, 75, is President of the Harry Frank Guggenheim Foundation with which he has been associated since prior to 1995. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 25 Cleveland Lane, Princeton, New Jersey 08540.



         CLIFFORD L. MICHEL, 60, is a partner of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1995. He is President and Chief Executive Officer of Wenonah Development Company (investments) and a Director of Placer Dome, Inc. (mining). His address is 80 Pine Street, New York, NY 10005.



         DONALD J. ROBINSON, 65, was formerly a partner at Orrick, Herrington & Sutcliff and is currently Senior Counsel to that law firm. His address is 98 Hell's Peak Road, Weston, VT
05161.


Officers


         JOHN D. CARIFA, Chairman and President, see biography above.



         ALFRED HARRISON, Executive Vice President, 62, is Vice
Chairman of the Board of ACMC, with which he has been associated since prior to 1995.

         ALDEN M. STEWART, Executive Vice President, 54, is an
Executive Vice President of ACMC, with which he has been associated since prior to 1995.



         JANE MACK GOULD, Executive Vice President, 61, is a
Senior Vice President of ACMC, with which she has been associated since prior to 1995.



         KATHLEEN A. CORBET, Senior Vice President, 40, is an
Executive Vice President of ACMC, with which she has been associated since prior to 1995.







         DANIEL G. PINE, Senior Vice President, 48, has been associated with the Adviser since 1996. Previously, he was a Senior Vice President of Desai Capital Management since prior to
1995.



         THOMAS BARDONG, Vice President, 54, is a Senior Vice
President of ACMC, with which he has been associated since prior to 1995.



         MARK J. CUNNEEN, Vice President, 39, is a Senior Vice President of ACMC, with which he has been associated since 1999. Prior thereto, he was head of INVESCO's New York Small Cap Equity Group and was responsible for overall portfolio management and the research of small cap technology industries. Previously, he was a small cap portfolio manager and analyst of Chancellor Capital Management since prior to 1995.



         DAVID KRUTH, Vice President, 35, is a Vice President of
ACMC, with which he has been associated since 1997. Prior thereto he was a Senior Vice President of the Yarmouth Group since prior to 1995.



         DANIEL NORDBY, Vice President, 55, is a Senior Vice
President of ACMC, with which he has been associated since 1996.
Prior thereto he was in private practice as a consulting psychologist since prior to 1995.



         MARK D. GERSTEN, Treasurer and Chief Financial Officer,
49, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS"), with which he has been associated since prior to 1995.



         VINCENT S. NOTO, Controller, 35, is a Vice President of
AFS, with which he has been associated since prior to 1995.



         EDMUND P. BERGAN, JR., Secretary, 49, is a Senior Vice
President and the General Counsel of Alliance Fund Distributors,
Inc. ("AFD") and AFS, with which he has been associated since prior to 1995.



         DOMENICK PUGLIESE, Assistant Secretary, 38, is a Vice President and Assistant General Counsel of AFD, with which he has been associated since May 1995. Prior thereto, he was Vice President and Counsel of Concord Holding Corporation since prior to 1995.



         ANDREW L. GANGOLF, Assistant Secretary, 45, is a Vice
President and Assistant General Counsel of AFD, with which he has been associated since prior to 1995.






         The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended October 31, 1999, the aggregate compensation paid to each of the Directors during calendar year 1999 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.



                                                              Total Number
                                               Total Number   of Investment
                                               of Investment  Portfolios
                                               Companies in   within the
                                               the Alliance   Alliance
                                Total          Complex,       Fund Complex
                                Compensation   Including the  Including the
                                from the       Fund, as to    Fund, as to
                   Aggregate    Alliance Fund  which the      which the
                   Compensation Complex,       Director is a  Director is
                   from the     Including the  Director or    a Director or
Name of Director   Fund         Fund           Trustee        Trustee

John D. Carifa        $ -0-       $  -0-            50             103
Ruth Block            $1,285      $154,263          38              80
David H. Dievler      $1,323      $210,188          45              87
John H. Dobkin        $1,323      $206,488          42              84
William H. Foulk, Jr. $1,324      $246,413          45              98
Dr. James M. Hester   $1,157      $164,138          39              81
Clifford L. Michel    $1,324      $183,388          39              83
Donald J. Robinson    $  907      $154,313          41              92



         As of February 4, 2000, the Directors and officers of the Company as a group owned less than 1% of the Class I and Class II shares of the Fund.

_________________________________________________________________

                      EXPENSES OF THE FUND
_________________________________________________________________

Distribution Services Agreement

         The Company has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's Class I and Class II shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class II shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").


         During the Fund's fiscal year ended October 31, 1999, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class II shares, in amounts aggregating $7,735, which constituted approximately 0.30% of the aggregate average daily net assets attributable to Class II shares during the period, and the Adviser made payments from its own resources as described above aggregating $910,786. Of the $918,521 paid by the Fund and the Adviser with respect to the Class II shares under the Agreement, $84,244 was spent on advertising, $19,525 on the printing and mailing of prospectuses for persons other than current shareholders, $401,597 for compensation to broker-dealers and other financial intermediaries (including $228,258 to the Fund's Principal Underwriters), $3,303 for compensation to sales personnel, $409,852 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class II shares financing.


         Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued.
Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Company, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office.

         The Agreement became effective on November 14, 1997.
The Agreement will continue in effect so long as its continuance is specifically approved annually by the Directors or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. The Agreement was approved for another annual term by a vote, cast in person, of the Directors, including a majority of the Directors who are not "interested persons," as defined in the 1940 Act, at their meeting held on October 13, 1999.


         In approving the Rule 12b-1 Plan, the Directors of the Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its Class II shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

         The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may, in turn, pay part or all of such compensation to brokers or other persons for their distribution assistance.

         In the event that the Rule 12b-1 Plan is terminated or not continued with respect to the Class II shares (i) no distribution services fee (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class.



Transfer Agency Agreement


         Alliance Fund Services, an indirect wholly-owned subsidiary of the Adviser, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of account holders of each of the Class I and Class II shares of the Fund, plus reimbursement for its out-of-pocket expenses. The transfer agency fee with respect to the Class II shares is higher than the transfer agency fee with respect to the Class I shares. For the fiscal year ended October 31, 1999, the Fund paid Alliance Fund Services, Inc. $31,368 pursuant to the Transfer Agency Agreement.


_________________________________________________________________

                       PURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares-
-How To Buy Shares."

General

         Class I shares of the Fund may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter,
(ii) through employee benefit plans, including defined contribution and defined benefit plans ("Employee Plans"), that have at least $10 million in assets, (iii) by investment advisory clients of the Adviser or its affiliates, (iv) by (a) officers and present or former Directors of the Company, (b) present or former directors and trustees of other investment companies managed by the Adviser, (c) present or retired full-time employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (d) officers and directors of ACMC, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (e) (1) the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any person listed in (a) through (d), (2) any trust, individual retirement account or retirement plan account for the benefit of any person listed in (a) through (d) or a relative of such person, or (3) the estate of any person listed in (a) through (d) or a relative of such person, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund), (v) by (a) the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates or
(b) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, and (vi) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter, and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

         Class II shares of the Fund may be purchased and held solely (i) by investors participating in wrap-fee or other similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements established by the Principal Underwriter, and (ii) Employee Plans that have at least $10 million in assets.

         The shares of the Fund are offered on a continuous basis at a price equal to their net asset value. The minimum initial investment in the Company is $2,000,000, which may be invested in any one or more of the Funds. Investments made through fee-based or "wrap fee" programs will satisfy the minimum initial investment requirement if the fee-based or "wrap fee" program, as a whole, invests at least $2,000,000 in one or more of the Funds. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company.

         Investors may purchase shares of the Fund through their financial representatives. A transaction, service, administrative or other similar fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund as described in the Prospectus and this Statement of Additional Information, including requirements as to the minimum initial and subsequent investment amounts.

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Fund is their net asset value. On each Company business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently
4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any day on which the Exchange is open for trading.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for the purchase of shares placed through financial representatives, the applicable public offering price will be the net asset value as so determined, but only if the financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The financial representative is responsible for transmitting such orders by 5:00 p.m. If the financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the financial representative. If the financial representative receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Company business day, the order to purchase shares is automatically placed the following Company business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a subscriber's account in the amount purchased by the subscriber. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or the subscriber's financial representative. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.


         In addition to the discount or commission paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theatre performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent to locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.


         Class I and Class II shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that
(i) Class II has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fees are paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class II shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class II shares, then such amendment will also be submitted to the Class I shareholders and the Class II and Class I shareholders will vote separately thereon by class and
(ii) Class I shares are subject to a conversion feature.

         The Directors have determined that currently no conflict of interest exists between Class I and Class II shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Conversion of Class I Shares to Class II Shares


         Class I shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--General," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If
(i) a holder of Class I shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Class I shares as described in this Statement of Additional Information (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically to Class II shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The Conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class II shares currently bear a .30% distribution services fee. Class I shares do not have any distribution services fee. As a result, Class II shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Class I shares.


         The conversion of Class I shares to Class II shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class I shares to Class II shares does not constitute a taxable event under federal income tax law. The conversion of Class I shares to Class II shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Class I shareholder would be required to redeem his Class I shares, which would constitute a taxable event under federal income tax law.

_________________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -How to Sell Shares." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Redemption

         Subject to the limitations described below, the Company's Articles of Incorporation require that the Company redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. There is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact the shareholder's financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of the shareholder's shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Company containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Company with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Company for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Company. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Company business day as defined above.
Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption by Check. Each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Company business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemptions - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Company reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption by check is not available with respect to shares
(i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Company nor the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Company may repurchase shares through the Principal Underwriter or selected financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request, except that requests placed through selected financial representatives before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain selected financial intermediaries may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time, and receive that day's net asset value). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the financial representative. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through the shareholder's financial representative. Neither the Company nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares. Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial representative, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Company reserves the right to close out an account that has remained below $200 for at least 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Company is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

_________________________________________________________________

                      SHAREHOLDER SERVICES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -Shareholder Services." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Exchange Privilege

         You may exchange your investment in the Fund for shares of the same class of any other Fund and for Class A shares of any other Alliance Mutual Fund (as defined below). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Company business day in order to be effected at that day's net asset value.


         Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -Quality Bond Portfolio
  -U.S. Government Portfolio
Alliance Disciplined Value Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Environment Fund, Inc.

Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Health Care Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance International Fund
Alliance International Premier Growth Fund, Inc.
Alliance Limited Maturity Government Fund, Inc.
Alliance Mortgage Securities Income Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Short-Term U.S. Government Fund


         Please read carefully the portions of the prospectus of the Fund or Alliance Mutual Fund, as applicable, into which you wish to exchange before submitting the request. Call Alliance Fund Services, Inc. at (800) 221-5672 to exchange uncertificated shares. Exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus or the prospectus for the Alliance Mutual Fund whose shares are being acquired, as applicable. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund or the Alliance Mutual Fund, as applicable, whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in that fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

         Each Fund shareholder, and the shareholder's financial representative, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc. receives a written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus.
Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange at (800) 221-5672 before 4:00 p.m., Eastern time on a Company business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Company business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         None of the Company, the Alliance Mutual Funds, the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Company has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey 07096-1520

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Fund Services, Inc. as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a listing of the Fund's investments, financial statements and, in the case of the annual report, the report of the Company's independent auditors, Ernst & Young LLP, as well as a confirmation of each purchase and redemption of shares by the shareholder. By contacting his or her broker or Alliance Fund Services, Inc., a shareholder can arrange for copies of his or her account statements to be sent to another person.

_______________________________________________________________

                         NET ASSET VALUE
_______________________________________________________________

         The per share net asset value is computed in accordance with the Company's Articles of Incorporation and By-Laws at the next close of regular trading on the Exchange (ordinarily
4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

         In accordance with applicable rules under the 1940 Act, portfolio securities are valued at current market value or at fair value as determined in good faith by the Board of Directors. The Board of Directors has delegated to the Adviser certain of the Board's duties with respect to the following procedures.

Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicted below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other United States national securities exchanges or traded on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued in like manner. Portfolio securities traded on the Exchange and on one or more foreign or other national securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more foreign or other national securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

         Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market, and securities listed on a U.S. national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices as reported by Nasdaq or, in the case of securities not quoted by Nasdaq, the National Quotation Bureau or another comparable sources.

         Listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

         Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used.

         U.S. Government Securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days

(unless in either case the Board of Directors determines that this method does not represent fair value).

         Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities.

         All other assets of the Fund are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors.

         Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

         The Board of Directors may suspend the determination of the Fund's, net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

         For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

         The assets attributable to the Class I shares and Class II shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

_______________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_______________________________________________________________

General

         The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. To the extent that a Fund distributes its taxable income and net capital gains, such qualification relieves the Fund of federal income taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to his or her particular situation.

         Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or reinvested in additional full or fractional shares of the same class of common stock of the Fund having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such dividend or distribution. Election to receive dividends and distributions in cash or full or fractional shares is made at the time the shares are initially purchased and may be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, if the shareholder so elects, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

         Dividends of net ordinary income and distributions of any net short-term capital gains are taxable to shareholders as ordinary income. The dividends-received deduction for corporations should also be applicable to the Fund's dividends of net investment income and distributions of net realized short-term capital gains. The amount of such dividends and distributions eligible for the dividends-received deduction is limited to the amount of qualifying dividends from domestic corporations received by the Fund during the fiscal year. Under provisions of the tax law, a corporate shareholder's dividends received deduction will be disallowed unless the shareholder holds shares in the Fund at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder becomes entitled to receive the dividend. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, provisions of the tax law disallow the dividends-received deduction to the extent a corporation's investment in shares of the Fund is financed with indebtedness.


         Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain regardless of how long a
shareholder has held shares in the Fund.   Distributions of net
capital gain are not eligible for the dividends received
deduction referred to above.   Any dividend or distribution
received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above. For federal income tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be taxable to these shareholders for the year declared, and not for the subsequent calendar year in which the shareholders actually receive the dividend. Dividends and distributions are taxable in the manner described above regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund's common stock. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss except in the case of a dealer or a financial institution, and will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.


         A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

Foreign Tax Credits

         Income received by the Fund may also be subject to foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against United States federal income taxes. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such pass-through of taxes by the Fund. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund. A shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund on the ex-dividend date and for at least

15 other days during the 30-day period beginning 15 days prior to the ex-dividend date. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will pass through for that year and, if so, such notification will designate (i) the shareholder's portion of the foreign taxes paid to each such country and (ii) the portion of dividends that represents income derived from sources within each such country.

         The federal income tax status of each year's distributions by the Fund will be reported to shareholders and to the Internal Revenue Service. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

         The foregoing discussion relates only to U.S. federal income tax law as it affects shareholders who are U.S. residents or U.S. corporations. The effects of Federal income tax law on shareholders who are non-resident aliens or foreign corporations may be substantially different. Foreign investors should consult their counsel for further information as to the U.S. tax consequences of receipt of income from the Fund.

         For Federal income tax purposes, when equity call options which the Fund has written expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a call written by the Fund is exercised, the selling price or purchase price of stock is increased by the amount of the premium, and the gain or loss on the sale of stock becomes long-term or short-term depending on the holding period of the stock. There may be short-term gains or losses associated with closing purchase transactions.

_______________________________________________________________

                     PORTFOLIO TRANSACTIONS
_______________________________________________________________

         Subject to the general supervision of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

         Neither the Company nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be used by the Adviser in connection with the Fund.

         The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

         The Fund may deal in some instances in securities which are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer which is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

         With respect to orders placed with Donaldson, Lufkin & Jenrette Securities Corporation (DLJ), for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

         During the fiscal period March 17, 1998 (commencement of the operations) to October 31, 1998, the Fund incurred brokerage commissions amounted in the aggregate to $58,337. During the fiscal period March 17, 1998 (commencement of operations) to October 31, 1998, brokerage commissions amounting in the aggregate to $115 were paid to DLJ and brokerage commissions amounting in the aggregate to $0 were paid to brokers utilizing the Pershing Division of DLJ. During the fiscal period March 17, 1998 (commencement of operations) to October 31, 1998, the brokerage commissions paid to DLJ constituted 0.20% of the Fund's aggregate brokerage commissions and the brokerage commissions paid to brokers utilizing the Pershing Division of DLJ constituted 0% of the Fund's aggregate brokerage commissions. During the fiscal period March 17, 1998 (commencement of operations) to October 31, 1998, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, 0% were effected through DLJ and 0% were effected through brokers utilizing the Pershing Division of DLJ. During the fiscal period March 17, 1998 (commencement of operations) to October 31, 1998, transactions in portfolio securities of the Fund aggregating $22,328,665 with associated brokerage commissions of approximately $33,673 were allocated to persons or firms supplying research services to the Fund or the Adviser.


         During the fiscal year ended October 31, 1999, the Fund incurred brokerage commissions amounting in the aggregate to $166,248. During the fiscal year ended October 31, 1999, brokerage commissions amounting in the aggregate to $160 were paid to DLJ and brokerage commissions amounting in the aggregate to $0 were paid to brokers utilizing the Pershing Division of DLJ. During the fiscal year ended October 31, 1999, the brokerage commissions paid to DLJ constituted 0.10% of the Fund's aggregate brokerage commissions and the brokerage commissions paid to brokers utilizing the Pershing Division of DLJ constituted 0% of the Fund's aggregate brokerage commissions. During the fiscal year ended October 31, 1999, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, 0% were effected through DLJ and 0% were effected through brokers utilizing the Pershing Division of DLJ. During the fiscal year ended October 31, 1999, transactions in portfolio securities of the Fund aggregating $58,333,410 with associated brokerage commissions of approximately $57,813 were allocated to persons or firms supplying research services to the Fund or the Adviser.


_______________________________________________________________

                       GENERAL INFORMATION
_______________________________________________________________

Capitalization

         The Company is a Maryland corporation organized on October 3, 1997. The authorized capital stock of the Company consists of 24,000,000,000 shares, of which 3,000,000,000 shares are Class I shares of the Fund and 3,000,000,000 shares are Class II shares of the Fund, each having $.001 par value. The balance of the shares of the Company are Class I and Class II shares of the Company's other three portfolios.

         All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a new portfolio, each share of each portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting portfolios differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the 1940 Act, are available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

         It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.


         As of February 4, 2000 there were 1,641,966 Class I shares and 1,788,624 Class II shares of common stock of the Fund outstanding. To the knowledge of the Fund, the following persons owned, of record or beneficially, 5% or more of a class of the outstanding shares of the Fund as of February 4, 2000:


Name and Address                  Shares         % of Class

Class I


Mac & Co.
A/C #FCEF8555982
Attn:  Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198           203,045       12.36%

National City of KY TTEE
Brown Todd & Heyburn
Retirement Savings Plan DTD 7/18/96
Attn:  Mutual Funds/40-69K004021
P.O. Box 94984
Cleveland, OH 44101-4984            329,864       20.09%


Trust For Profit Sharing Plan
For Employees of Alliance Capital
Management L.P. Plan C
Attn:  Jill Smith 32nd Floor
1345 Avenue of the Americas
New York, NY 10105-0302           1,077,514       65.61%

Class II


Charles Schwab & Co.
For the Exclusive Benefit
of Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA 94104-4122      1,777,868         100%


Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, will act as the Fund's custodian for the assets of the Fund but plays no part in decisions as to the purchase or sale of portfolio securities. Subject to the supervision of the Directors, State Street Bank and Trust Company may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

         Legal matters in connection with the issuance of the shares of common stock offered hereby are passed upon by Seward & Kissel LLP, New York, New York. Seward & Kissel LLP has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent Auditors

         Ernst & Young LLP, New York, New York, has been appointed as independent auditors for the Company.

Performance Information

         From time to time the Fund advertises its "total return." Such advertisements disclose the Fund's average annual compounded total return for the periods prescribed by the

Commission. Computed separately for each class, the Fund's "total return" is its average annual compounded total return for its most recently completed one, five and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases and redemptions of the Fund's shares are assumed to have been paid.

         The Fund's total return is computed separately for Class I and Class II shares. The Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses.
Total return information is useful in reviewing the Fund's performance, but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.


         The Fund's average total return is computed separately for Class I and Class II shares. The average annual compounded total return based on net asset value for the one-, five- and ten-year periods ended October 31, 1999 (or from inception through that date, as noted) was as follows:

               12 Months      Inception      10 Years
                 Ended         through         Ended
               10/31/99       10/31/99       10/31/99

Class I          6.88%        (13.30)%*         N/A

Class II         6.76%        (13.51)%*         N/A

*  Inception Dates:  Class I  - March 17, 1998
                     Class II - March 17, 1998



         Advertisements may quote performance rankings or ratings of the Fund as measured by financial publications or by independent organizations such as Lipper, Inc. and Morningstar, Inc. or may compare the Fund's performance to various indices. Advertisements presenting the historical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers or magazines such as Barrons, Business Week, Changing Times, Forbes, Investor's Daily, Money Magazine, The New York Times and The Wall Street Journal or other media on behalf of the Fund.


Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Fund Services, Inc. at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

_______________________________________________________________

     REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
_______________________________________________________________

















































                               47
00250237.AM2

ALLIANCE INSTITUTIONAL FUNDS

ANNUAL REPORT
OCTOBER 31, 1999

ALLIANCE CAPITAL



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999                     ALLIANCE PREMIER GROWTH INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-98.5%
CONSUMER SERVICES-27.4%
AIRLINES-3.4%
Continental Airlines, Inc.
  C1.B (a)                                       70,800    $   2,867,400
Delta Air Lines, Inc.                            28,600        1,556,912
KLM Royal Dutch Air                              56,933        1,533,633
Northwest Airlines Corp. (a)                     46,000        1,164,375
UAL Corp. (a)                                    23,600        1,606,275
                                                             ------------
                                                               8,728,595

BROADCASTING & CABLE-7.3%
AMFM, Inc. (a)                                   33,800        2,366,000
AT&T Corp.-Liberty Media
  Group (a)                                     103,200        4,095,750
Clear Channel
  Communications (a)                             22,200        1,784,325
MediaOne Group, Inc. (a)                        104,500        7,426,031
Vodafone AirTouch Plc                            58,600        2,809,138
                                                             ------------
                                                              18,481,244

PRINTING & PUBLISHING-0.2%
Gannett Co., Inc.                                 7,700          593,862

RESTAURANTS & LODGING-0.2%
Starbucks Corp. (a)                              17,600          478,500

RETAIL-GENERAL MERCHANDISE-16.3%
Costco Wholesale Corp. (a)                       65,300        5,244,406
Dayton Hudson Corp.                              35,900        2,320,038
Gap, Inc.                                       184,450        6,847,706
Home Depot, Inc.                                144,300       10,894,650
Kohl's Corp. (a)                                 46,200        3,456,337
Lowes Cos., Inc.                                115,800        6,369,000
Tommy Hilfiger Corp. (a)                         63,400        1,791,050
Wal-Mart Stores, Inc.                            80,900        4,586,019
                                                             ------------
                                                              41,509,206
                                                             ------------
                                                              69,791,407

TECHNOLOGY-24.0%
COMMUNICATION EQUIPMENT-6.6%
EMC Corp. (a)                                    81,700        5,964,100
Lucent Technologies, Inc.                        39,160        2,516,030
Nokia Corp. (ADR) (Finland)                      72,800        8,412,950
                                                             ------------
                                                              16,893,080

COMPUTER HARDWARE-5.7%
Dell Computer Corp. (a)                         295,100       11,840,887
International Business
  Machines Corp.                                 24,500        2,410,188
Sun Microsystems, Inc. (a)                        3,700          391,506
                                                             ------------
                                                              14,642,581

COMPUTER SOFTWARE-1.8%
Microsoft Corp. (a)                              50,500        4,674,406

INTERNET SOFTWARE-0.9%
America Online, Inc.                             16,800        2,178,750

NETWORKING SOFTWARE-3.9%
Cisco Systems, Inc. (a)                         133,000        9,842,000

SEMI-CONDUCTOR COMPONENTS-4.2%
Intel Corp.                                     103,400        8,007,038
Texas Instruments, Inc.                          31,500        2,827,125
                                                             ------------
                                                              10,834,163

MISCELLANEOUS-0.9%
Solectron Corp. (a)                              30,300        2,280,075
                                                             ------------
                                                              61,345,055

FINANCE-20.8%
BANKING-MONEY CENTERS-4.2%
Chase Manhattan Corp.                            41,400        3,617,325
Citigroup, Inc.                                 129,450        7,006,481
                                                             ------------
                                                              10,623,806

BANKING-REGIONAL-0.5%
Fifth Third Bancorp                              16,700        1,232,669

BROKERAGE & MONEY MANAGEMENT-6.5%
Charles Schwab Corp.                             28,000        1,090,250
Goldman Sachs Group, Inc.                        60,100        4,267,100
Merrill Lynch & Co., Inc.                        12,100          949,850
Morgan Stanley Dean Witter
  & Co.                                          93,950       10,363,860
                                                             ------------
                                                              16,671,060

INSURANCE-1.4%
American International
  Group, Inc.                                    35,375        3,641,414

MORTGAGE BANKING-3.0%
Federal Home Loan Mortgage
  Corp.                                         144,000        7,785,000


15


PORTFOLIO OF INVESTMENTS (CONTINUED)
                                     ALLIANCE PREMIER GROWTH INSTITUTIONAL FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-5.2%
Associates First Capital Corp.
  Cl.A                                           85,376    $   3,116,224
MBNA Corp.                                      271,450        7,498,806
Newcourt Credit Group, Inc.                     109,800        1,804,837
The CIT Group, Inc.                              30,700          732,963
                                                             ------------
                                                              13,152,830
                                                             ------------
                                                              53,106,779

HEALTH CARE-11.9%
DRUGS-9.8%
Bristol-Myers Squibb Co.                         49,100        3,771,494
Pfizer, Inc.                                    149,000        5,885,500
Schering-Plough Corp.                           158,400        7,840,800
Warner-Lambert Co.                               94,800        7,566,225
                                                             ------------
                                                              25,064,019

MEDICAL SERVICES-2.1%
Cardinal Health, Inc.                            42,100        1,815,562
IMS Health, Inc.                                116,300        3,372,700
                                                             ------------
                                                               5,188,262
                                                             ------------
                                                              30,252,281

CONSUMER STAPLES-5.3%
RETAIL -FOOD & DRUGS-2.5%
Kroger Co. (a)                                  125,000        2,601,562
Safeway, Inc. (a)                                54,400        1,921,000
Walgreen Co.                                     79,300        1,997,369
                                                             ------------
                                                               6,519,931

TOBACCO-2.8%
Philip Morris Cos., Inc.                        279,800        7,047,463
                                                             ------------
                                                              13,567,394

MULTI-INDUSTRY COMPANY-2.9%
Tyco International Ltd.                         187,742        7,497,946

UTILITIES-2.7%
TELEPHONE UTILITY-2.7%
MCI WorldCom, Inc. (a)                           76,300        6,547,494
Sprint Corp.                                      4,900          364,131
                                                             ------------
                                                               6,911,625

ENERGY-1.5%
DOMESTIC INTEGRATED-1.5%
Atlantic Richfield Co.                           41,600        3,876,600

CAPITAL GOODS-1.0%
MISCELLANEOUS-1.0%
United Technologies Corp.                        41,300        2,498,650

CONSUMER MANUFACTURING-1.0%
AUTO & RELATED-0.8%
Ford Motor Co.                                   36,200        1,986,475

BUILDING & RELATED-0.2%
Masco Corp.                                      16,600          506,300
                                                             ------------
                                                               2,492,775

Total Common Stocks
  (cost $231,048,339)                                        251,340,512

SHORT-TERM INVESTMENTS-1.1%
COMMERCIAL PAPER-1.1%
General Electric Capital Corp.
  5.30%, 11/01/99
  (amortized cost $2,700,000)                    $2,700        2,700,000

TOTAL INVESTMENTS-99.6%
  (cost $233,748,339)                                        254,040,512
Other assets less
  liabilities-0.4%                                             1,018,621

NET ASSETS-100%                                            $ 255,059,133


(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


16


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999                             ALLIANCE QUASAR INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-94.6%
CONSUMER SERVICES-30.7%
AIRLINES-3.4%
Alaska Air Group, Inc. (a)                       15,400    $     612,150
America West Holdings Corp.
  Cl.B (a)                                       21,400          442,712
                                                             ------------
                                                               1,054,862

APPAREL-2.3%
Men's Wearhouse, Inc. (a)                        20,800          456,300
Stage Stores, Inc. (a)                           52,200          251,213
                                                             ------------
                                                                 707,513

BROADCASTING & CABLE-1.4%
Entercom Communications
  Corp. (a)                                       8,800          438,350

ENTERTAINMENT & LEISURE-10.7%
Ackerley Group, Inc.                             11,300          188,569
Bally Total Fitness Holding
  Corp. (a)                                      10,000          240,625
Cinar Corp. Cl.B (a)                             19,700          342,287
Imax Corp. (a)                                    9,700          201,275
Premier Parks, Inc. (a)                          38,600        1,116,987
SFX Entertainment, Inc.
  Cl.A (a)                                       14,550          508,341
Sunterra Corp. (a)                               45,300          453,000
Trans World Entertainment
  Corp. (a)                                      29,200          302,950
                                                             ------------
                                                               3,354,034

RETAIL-GENERAL MERCHANDISE-11.7%
BJ'S Wholesale Club,
  Inc. (a)                                       23,900          736,419
Furniture Brands International,
  Inc. (a)                                        5,700          110,437
Industrie Natuzzi SpA
  (ADR) (Italy)                                  23,200          423,400
Linens 'n Things, Inc. (a)                        3,000          119,250
Movado Group, Inc.                               17,100          376,200
Sharper Image Corp. (a)                           3,300           36,094
ShopKo Stores, Inc.                              14,000          350,875
Venator Group, Inc. (a)                         107,700          753,900
Zale Corp. (a)                                   17,400          728,625
                                                             ------------
                                                               3,635,200

MISCELLANEOUS-1.2%
Century Business Services,
  Inc. (a)                                       22,500          223,594
Insight Enterprises, Inc. (a)                     4,200          156,975
                                                             ------------
                                                                 380,569
                                                             ------------
                                                               9,570,528

TECHNOLOGY-15.6%
COMMUNICATION EQUIPMENT-0.8%
TeleSpectrum Worldwide,
  Inc. (a)                                       61,300          252,862

COMPUTER HARDWARE-2.1%
Apex, Inc. (a)                                   37,950          645,150

COMPUTER PERIPHERALS-0.7%
Proxicom, Inc. (a)                                2,800          214,900

COMPUTER SERVICES-1.9%
DBT Online, Inc. (a)                             26,000          607,750

COMPUTER SOFTWARE-5.1%
Aspect Development,
  Inc. (a)                                        5,800          205,175
BackWeb Technologies,
  Ltd. (a)                                        7,300          153,756
Business Objects S.A.
  (ADR) (a) (France)                              2,300          165,600
Intertrust Technologies
  Corp. (a)                                         200           10,900
InterWorld Corp. (a)                              9,600          393,600
New Era of Networks, Inc. (a)                     1,300           42,169
Sapient Corp. (a)                                 2,600          332,475
Visual Networks, Inc. (a)                         6,600          274,725
                                                             ------------
                                                               1,578,400

NETWORKING SOFTWARE-0.6%
MMC Networks, Inc. (a)                            5,800          184,875

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.8%
MKS Instruments, Inc. (a)                        11,800          247,800


17


PORTFOLIO OF INVESTMENTS (CONTINUED)         ALLIANCE QUASAR INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
SEMI-CONDUCTOR COMPONENTS-2.2%
Fairchild Semiconductor
  Corp. (a)                                      10,300    $     260,075
MIPS Technologies, Inc. (a)                       6,200          179,025
SDL, Inc. (a)                                     2,100          258,956
                                                             ------------
                                                                 698,056

MISCELLANEOUS-1.4%
DII Group, Inc. (a)                               2,900          104,400
Excalibur Technologies
  Corp. (a)                                      16,900          156,325
Security First Technologies
  Corp. (a)                                       4,000          160,750
                                                             ------------
                                                                 421,475
                                                             ------------
                                                               4,851,268

FINANCE-11.9%
BROKERAGE & MONEY MANAGEMENT-5.0%
Legg Mason, Inc.                                 42,700        1,553,213

REAL ESTATE-6.9%
Chelsea GCA Realty, Inc.                         42,100        1,305,100
MeriStar Hospitality Corp.                       17,700          284,306
Taubman Centers, Inc.                            50,400          570,150
                                                             ------------
                                                               2,159,556
                                                             ------------
                                                               3,712,769

CONSUMER MANUFACTURING-9.9%
AUTO & RELATED-6.4%
Budget Group, Inc. Cl.A (a)                      36,900          258,300
Circuit City Stores, Inc.-
  CarMax Group (a)                               62,400          171,600
Dollar Thrifty Automotive
  Group, Inc. (a)                                12,900          217,688
Group 1 Automotive, Inc. (a)                     32,100          537,675
Monaco Coach Corp. (a)                           34,537          811,619
                                                             ------------
                                                               1,996,882

TEXTILE PRODUCTS-3.5%
K-Swiss, Inc. Cl.A                                7,200           92,700
Mohawk Industries, Inc. (a)                      42,900          984,019
                                                             ------------
                                                               1,076,719
                                                             ------------
                                                               3,073,601

HEALTH CARE-9.3%
BIOTECHNOLOGY-1.4%
IDEC Pharmaceuticals
  Corp. (a)                                       3,700          429,894

MEDICAL PRODUCTS-0.9%
Summit Technology, Inc. (a)                      17,400          270,787

MEDICAL SERVICES-7.0%
Health Management Associates,
  Inc. Cl.A (a)                                  98,200          871,525
LifePoint Hospitals, Inc. (a)                    57,400          678,037
Medical Manager Corp. (a)                         6,100          305,763
Orthodontic Centers of
  America, Inc. (a)                              20,800          286,000
Women First HealthCare,
  Inc. (a)                                        8,100           60,244
                                                             ------------
                                                               2,201,569
                                                             ------------
                                                               2,902,250

ENERGY-5.2%
DOMESTIC PRODUCERS-0.9%
Murphy Oil Corp.                                  5,100          285,919

OIL SERVICE-2.1%
Ensco International, Inc.                        14,600          282,875
Global Marine, Inc. (a)                          10,900          165,543
Santa Fe International Corp.                      9,600          202,200
                                                             ------------
                                                                 650,618

PIPELINES-2.2%
Southern Union Co.                               33,400          676,350
                                                             ------------
                                                               1,612,887

TRANSPORTATION-4.1%
SHIPPING-1.2%
Teekay Shipping Corp.                            24,700          370,500

TRUCKING-0.8%
Consolidated Freightways
  Corp. (a)                                      31,600          248,850

MISCELLANEOUS-2.1%
Carey International, Inc. (a)                    31,300          663,169
                                                             ------------
                                                               1,282,519

UTILITIES-3.6%
ELECTRIC & GAS UTILITY-1.6%
Calpine Corp. (a)                                 8,600          495,575

TELEPHONE UTILITY-2.0%
Millicom International Cellular,
  SA (a) (Luxembourg)                            19,000          641,250
                                                             ------------
                                                               1,136,825

CAPITAL GOODS-2.7%
MACHINERY-1.5%
United Rentals, Inc. (a)                         25,600          476,800


18


                                             ALLIANCE QUASAR INSTITUTIONAL FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-1.2%
Applied Power, Inc. Cl.A                         12,300    $     357,469
                                                             ------------
                                                                 834,269

CONSUMER STAPLES-0.6%
RETAIL-FOOD & DRUG-0.1%
Whole Foods Market, Inc. (a)                      1,300           44,200

MISCELLANEOUS-0.5%
FirstService Corp. (a)                           13,700          154,981
                                                             ------------
                                                                 199,181

MULTI-INDUSTRY COMPANIES-0.6%
PROFESSIONAL SERVICES-0.6%
Korn/Ferry International (a)                      8,500          189,125

BASIC INDUSTRIES-0.4%
CHEMICALS-0.4%
Lyondell Chemical Co.                            10,600          128,525

TRANSPORTATION & SHIPPING-0.0%
AMERCO (a)                                          100            2,944
                                                             ------------
                                                                 131,469

CONSUMER PRODUCTS & SERVICES-0.0%
BUSINESS SERVICES-0.0%
Provant, Inc. (a)                                   200            3,525

Total Common Stocks
  (cost $30,884,133)                                          29,500,216

SHORT-TERM DEBT SECURITIES-7.7%
Federal National
  Mortgage Association
  5.16%, 11/01/99
  (amortized cost $2,400,000)                    $2,400        2,400,000

TOTAL INVESTMENTS-102.3%
  (cost $33,284,133)                                          31,900,216
Other assets less
  liabilities-(2.3%)                                            (702,893)

NET ASSETS-100%                                            $  31,197,323


(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


19


PORTFOLIO OF INVESTMENTS                        ALLIANCE REAL ESTATE INVESTMENT
OCTOBER 31, 1999                                             INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-99.9%
REAL ESTATE INVESTMENT TRUSTS-99.9%
APARTMENTS-10.2%
Apartment Investment &
  Management Co.                                  1,300    $      48,913
AvalonBay Communities, Inc.                       1,200           38,775
Essex Property Trust, Inc.                          900           29,306
                                                             ------------
                                                                 116,994

DIVERSIFIED & OTHERS-13.9%
Captec Net Lease Realty, Inc.                       500            5,375
Correctional Properties Trust                     1,700           22,419
Entertainment Properties Trust                    2,000           28,125
Glenborough Realty Trust, Inc.                    1,500           19,594
Golf Trust of America, Inc.                       1,200           21,525
Mission West Properties, Inc.                     1,200            9,225
Vornado Realty Trust                              1,700           53,868
                                                             ------------
                                                                 160,131

HOTELS & RESTAURANTS-6.9%
Hospitality Properties Trust                      1,200           25,350
Innkeepers USA Trust                              2,100           18,113
MeriStar Hospitality Corp.                        2,200           35,337
                                                             ------------
                                                                  78,800

MANUFACTURED HOME COMMUNITIES-2.2%
Sun Communities, Inc.                               800           25,500

OFFICE-24.9%
Alexandria Real Estate
  Equities, Inc.                                    900           25,875
Arden Realty Group, Inc.                          1,500           30,188
Boston Properties, Inc.                           1,800           53,662
Brookfield Properties
  Corp. (Canada)                                  4,500           48,656
Crescent Real Estate
  Equities Co.                                    1,500           25,031
Equity Office Properties Trust                    2,800           61,950
SL Green Realty Corp.                             2,200           40,013
                                                             ------------
                                                                 285,375

OFFICE-INDUSTRIAL MIX-12.6%
Brandywine Realty Trust                           2,100           35,306
Highwoods Properties, Inc.                        1,300           31,444
Reckson Associates Realty
  Corp.                                           2,300           42,550
Spieker Properties, Inc.                          1,000           34,937
                                                             ------------
                                                                 144,237

REGIONAL MALLS-6.4%
Macerich Co.                                      1,800           36,000
Mills Corp.                                       2,100           37,800
                                                             ------------
                                                                  73,800

SHOPPING CENTERS-8.8%
Pan Pacific Retail Properties,
  Inc.                                            2,800           51,100
Prime Retail, Inc.                                3,500           27,781
Regency Realty Corp.                              1,100           21,794
                                                             ------------
                                                                 100,675

STORAGE-4.4%
Public Storage, Inc.                              2,100           50,663

WAREHOUSE & INDUSTRIAL-9.6%
AMB Property Corp.                                  900           17,887
Cabot Industrial Trust                            2,000           40,000
ProLogis Trust                                    2,700           52,144
                                                             ------------
                                                                 110,031

TOTAL INVESTMENTS-99.9%
  (cost $1,189,129)                                            1,146,206
Other assets less
  liabilities-0.1%                                                   999

NET ASSETS-100%                                            $   1,147,205


See notes to financial statements.


20


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                                                                                                REAL ESTATE
                                                       PREMIER GROWTH          QUASAR            INVESTMENT
                                                       INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                            FUND                FUND                FUND
                                                       --------------      --------------      --------------
ASSETS
  Investments in securities, at value
    (cost $233,748,339, $33,284,133, and
    $1,189,129, respectively)                           $254,040,512        $ 31,900,216        $  1,146,206
  Cash                                                        32,421              96,321              55,603
  Receivable for investment securities sold                5,008,135             315,728                  -0-
  Receivable for capital stock sold                          466,717               5,670               1,760
  Interest and dividends receivable                           82,583               1,389               1,653
  Deferred organization expenses                              46,618              49,338              45,498
  Total assets                                           259,676,986          32,368,662           1,250,720

LIABILITIES
  Payable for investment securities purchased              4,048,499             729,898                  -0-
  Payable for capital stock redeemed                         257,689             322,471              15,328
  Advisory fee payable                                       184,348              11,040               8,034
  Distribution fee payable                                     1,836                 608                  -0-
  Accrued expenses                                           125,481             107,322              80,153
  Total liabilities                                        4,617,853           1,171,339             103,515

NET ASSETS                                              $255,059,133        $ 31,197,323        $  1,147,205

COMPOSITION OF NET ASSETS
  Capital stock, at par                                 $     14,534        $      3,943        $        169
  Additional paid-in capital                             217,088,150          35,787,341           6,200,839
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions                                          17,664,276          (3,210,044)         (5,010,880)
  Net unrealized appreciation (depreciation)
    of investments                                        20,292,173          (1,383,917)            (42,923)
                                                        $255,059,133        $ 31,197,323        $  1,147,205

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS I SHARES
  Net asset value, redemption and offering
    price per share ($247,268,600/14,087,641,
    $16,797,820/2,120,699 and $1,146,825/169,281
    shares of capital stock issued and
    outstanding, respectively)                                $17.55              $ 7.92              $ 6.77

  CLASS II SHARES
  Net asset value, redemption and offering
    price per share ($7,790,533/446,653,
    $14,399,503/1,822,484 and $380/56 shares
    of capital stock issued and outstanding,
    respectively)                                             $17.44              $ 7.90              $ 6.79


See notes to financial statements.


21


STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999                        ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                                                                                                REAL ESTATE
                                                       PREMIER GROWTH          QUASAR            INVESTMENT
                                                       INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                            FUND                FUND                FUND
                                                       --------------      --------------      --------------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of
    $21,456, $2,841 and $1,215, respectively)           $    758,346        $    221,671        $    602,426
  Interest                                                   207,574              90,883              14,496
  Total income                                               965,920             312,554             616,922

EXPENSES
  Advisory fee                                             1,423,280             338,045             100,714
  Distribution fee--Class II                                  15,834               7,735                  -0-
  Administrative                                             123,000             123,000             123,000
  Custodian                                                  108,081             131,563              97,325
  Registration                                                58,708              28,729              21,421
  Transfer agency                                             37,421              31,368               8,380
  Audit and legal                                             36,252              12,012               9,338
  Amortization of organization expenses                       14,600              14,600              14,600
  Printing                                                    12,207              10,242               7,892
  Directors' fees                                              6,000               9,000              10,000
  Miscellaneous                                                3,769               4,724               3,201
  Total expenses                                           1,839,152             711,018             395,871
  Less: expenses waived and reimbursed by
    adviser (see Note B)                                    (537,087)           (282,162)           (283,965)
  Net expenses                                             1,302,065             428,856             111,906
  Net investment income (loss)                              (336,145)           (116,302)            505,016

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
  Net realized gain (loss) on investment
    transactions                                          18,918,502          (1,922,930)         (4,772,656)
  Net realized gain (loss) on foreign
    currency transactions                                        (26)                 -0-              1,105
  Net change in unrealized appreciation/
    depreciation of investments                           15,084,878           2,066,292           3,984,322
  Net gain (loss) on investments and
    foreign currency transactions                         34,003,354             143,362            (787,229)

NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $ 33,667,209        $     27,060        $   (282,213)


See notes to financial statements.


22


STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                                            PREMIER GROWTH                      QUASAR                  REAL ESTATE INVESTMENT
                                          INSTITUTIONAL FUND              INSTITUTIONAL FUND              INSTITUTIONAL FUND
                                     ------------------------------  ------------------------------  ------------------------------
                                       YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                       OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                          1999          1998 (A)          1999          1998 (B)          1999          1998 (C)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
  Net investment income (loss)        $   (336,145)   $     16,136    $   (116,302)   $      2,356    $    505,016    $    697,160
  Net realized gain (loss) on
    investments and foreign
    currency transactions               18,918,476        (887,491)     (1,922,930)     (1,287,114)     (4,771,551)       (324,943)
  Net change in unrealized
    appreciation/depreciation
    of investments                      15,084,878       5,207,295       2,066,292      (3,450,209)      3,984,322      (4,027,245)
  Net increase (decrease) in
    net assets from operations          33,667,209       4,335,940          27,060      (4,734,967)       (282,213)     (3,655,028)

DIVIDENDS TO
SHAREHOLDERS FROM:
  Net investment income
    Class I                                (46,397)             -0-         (1,770)             -0-       (504,998)       (655,108)
    Class II                                    -0-             -0-             -0-             -0-            (18)            (13)
  Distributions in excess of
    net investment income
    Class I                                     -0-             -0-        (24,626)             -0-        (69,087)             -0-
    Class II                                    -0-             -0-             -0-             -0-             (2)             -0-
  Tax return of capital
    Class I                                     -0-             -0-             -0-             -0-        (58,749)             -0-
    Class II                                    -0-             -0-             -0-             -0-             (2)             -0-

CAPITAL STOCK
TRANSACTIONS
  Net increase (decrease)              161,530,011      55,539,040      10,683,631      25,214,665     (16,131,069)     22,470,152
  Total increase (decrease)            195,150,823      59,874,980      10,684,295      20,479,698     (17,046,138)     18,160,003

NET ASSETS
  Beginning of period                   59,908,310          33,330      20,513,028          33,330      18,193,343          33,340
  End of period (including
    undistributed net investment
    income of $0, $16,136 and $0,
    $2,356 and $0, $40,785,
    respectively)                     $255,059,133    $ 59,908,310    $ 31,197,323    $ 20,513,028    $  1,147,205    $ 18,193,343


(a)  Commencement of operations, January 7, 1998.

(b)  Commencement of operations, March 17, 1998.

(c)  Commencement of operations, December 9, 1997.

     See notes to financial statements.


23


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Institutional Funds, Inc. (the "Company") was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company. The Company is comprised of three funds, Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund (the "Funds"). Each Fund has different investment objectives and policies. Prior to the commencement of operations on January 7, 1998, March 17, 1998 and December 9, 1997, respectively, the Funds had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 3,300 shares of Class I common stock of each Fund for $33,000, and 33 shares of Class II common stock of the Alliance Premier Growth Institutional Fund and the Alliance Quasar Institutional Fund for $330 and 34 shares of Class II common stock of the Alliance Real Estate Investment Institutional Fund for $340 in each case on November 12, 1997. Each Fund offers Class I and Class II shares. Sales are made without a sales charge, at each Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of securities, closed forward exchange currency contracts, holding of foreign currencies, options on foreign currencies, exchange gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. ORGANIZATION EXPENSES
Organization expenses of approximately $73,099 for the Real Estate Investment Institutional Fund, $73,098 for the Premier Growth Institutional Fund and $73,098 for the Quasar Institutional Fund have been deferred and are being amortized on a straight-line basis through December 2002, January and March 2003, respectively.


24


                                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

4. TAXES
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent fees. Expenses of the Company are charged to each Fund in proportion to net assets.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, certain Fund had permanent differences, primarily due to net operating loss and tax return of capital, which resulted a net decrease in distribution in excess of net investment income and a corresponding decrease in additional paid-in capital for those funds. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .90% of the Real Estate Investment Institutional Funds' average daily net assets and 1% of the Premier Growth Institutional Fund and Quasar Institutional Funds' average daily net assets. Such fees are accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90% and 1.30% of average daily net assets for Class I and Class II of the Premier Growth Institutional Fund; 1.20% and 1.35% of average daily net assets for Class I and Class IIof the Quasar Institutional Fund and 1.00% and 1.40% of average daily net assets for Class Iand Class II for the Real Estate Investment Institutional Fund. For the year ended October 31, 1999 such reimbursement amounted to: Premier Growth Institutional Fund $414,087; Quasar Institutional Fund $159,162 and Real Estate Investment Institutional Fund $160,965.

Pursuant to the advisory agreement, the Adviser provides to each Fund certain legal and accounting services. For the year ended October 31, 1999, the Adviser agreed to waive its fees for such services. Such waiver amounted to: Premier Growth Institutional Fund $123,000; Quasar Institutional Fund $123,000 and Real Estate Investment Institutional Fund $123,000.

The Funds compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $32,174, $28,810 and $6,556, respectively for the Premier Growth Institutional Fund, the Quasar Institutional Fund and the Real Estate Investment Institutional Fund for the year ended October 31, 1999.

For the year ended October 31, 1999, the Premier Growth Institutional Fund's expenses were reduced by $336 under an expense offset arrangement with Alliance Fund Services, Inc.


25


NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

Brokerage commissions paid on investment transactions for the year ended October 31, 1999, amounted to $321,005 for the Premier Growth Institutional Fund; $166,248 for the Quasar Institutional Fund and $66,558 for the Real Estate Investment Institutional Fund, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, and of which $160 for the Quasar Institutional Fund was paid to DLJ directly.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Funds have adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds' shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 1999 were as follows:

                                           PURCHASES                            SALES
                               ---------------------------------  ---------------------------------
                                  STOCKS AND     U.S. GOVERNMENT     STOCKS AND     U.S. GOVERNMENT
FUND                           DEBT OBLIGATIONS   AND AGENCIES    DEBT OBLIGATIONS   AND AGENCIES
--------                       ----------------  ---------------  ----------------  ---------------
Premier Growth Institutional     $277,928,211        $  -0-         $118,227,470        $  -0-
Quasar Institutional               56,738,829           -0-           45,299,819           -0-
Real Estate Investment
  Institutional                     3,440,485           -0-           19,094,536           -0-


At October 31, 1999, the cost of investments for federal income tax purposes and the tax basis gross unrealized appreciation, depreciation and net unrealized appreciation (depreciation), excluding foreign currency transactions, were as follows:

                                                          GROSS UNREALIZED            NET UNREALIZED
                                                 ----------------------------------    APPRECIATION
FUND                                 COST          APPRECIATION      DEPRECIATION     (DEPRECIATION)
--------                       ----------------  ----------------  ----------------  ----------------
Premier Growth Institutional     $234,352,388      $ 28,071,109      $ (8,382,985)     $ 19,688,124
Quasar Institutional               33,679,724         2,765,146        (4,544,654)       (1,779,508)
Real Estate Investment
  Institutional                     1,368,479             2,287          (224,560)         (222,273)


For Federal income tax purposes at October 31, 1999, the Funds had capital loss carryforwards as follows: $995,373 expiring 2006 and $1,819,081 expiring 2007 for the Quasar Institutional Fund, and $280,232 expiring in 2006 and $4,551,298 expiring 2007 for the Real Estate Investment Institutional Fund.


26


                                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 18,000,000,000 shares of $.001 par value capital stock authorized, 6,000,000,000 shares each for Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund. Each Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in shares of capital stock were as follows:

                                PREMIER GROWTH INSTITUTIONAL FUND
                              SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                    JANUARY 7,                    JANUARY 7,
                                      1998(A)                       1998(A)
                      YEAR ENDED        TO         YEAR ENDED         TO
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                         1999          1998           1999           1998
                     ------------  ------------  --------------  --------------
CLASS I
Shares sold           10,778,679     4,846,318    $177,363,056    $ 56,837,599
Shares issued in
  reinvestment of
  dividends                2,643            -0-         36,258              -0-
Shares redeemed       (1,201,728)     (341,571)    (19,234,357)     (4,198,789)
Net increase           9,579,594     4,504,747    $158,164,957    $ 52,638,810

CLASS II
Shares sold              307,481       307,955    $  4,965,420    $  3,782,004
Shares redeemed         (100,367)      (68,449)     (1,600,366)       (881,774)
Net increase             207,114       239,506    $  3,365,054    $  2,900,230


                                     QUASAR INSTITUTIONAL FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                     MARCH 17,                     MARCH 17,
                                      1998(A)                       1998(A)
                      YEAR ENDED        TO         YEAR ENDED         TO
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                         1999          1998           1999           1998
                     ------------  ------------  --------------  --------------
CLASS I
Shares sold              874,661     3,009,763    $  6,854,096    $ 27,395,135
Shares issued in
  reinvestment of
  dividends                3,508            -0-         26,172              -0-
Shares redeemed       (1,523,199)     (247,334)    (12,062,941)     (1,985,986)
Net increase
  (decrease)            (645,030)    2,762,429    $ (5,182,673)   $ 25,409,149

CLASS II
Shares sold            4,272,523       785,381    $ 35,353,880    $  5,617,297
Shares redeemed       (2,450,077)     (785,376)    (19,487,576)     (5,811,781)
Net increase
  (decrease)           1,822,446             5    $ 15,866,304    $   (194,484)


(a)  Commencement of operations.


27


NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                             REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                    DECEMBER 9,                   DECEMBER 9,
                                      1997(A)                       1997(A)
                      YEAR ENDED        TO         YEAR ENDED         TO
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                         1999          1998           1999           1998
                     ------------  ------------  --------------  --------------
CLASS I
Shares sold              239,910     2,486,932    $  1,863,912    $ 23,779,985
Shares issued in
  reinvestment of
  dividends               84,640        78,721         632,589         655,108
Shares redeemed       (2,494,932)     (229,290)    (18,627,686)     (1,965,003)
Net increase
  (decrease)          (2,170,382)    2,336,363    $(16,131,185)   $ 22,470,090

CLASS II
Shares sold                   13             6    $        100    $         50
Shares issued in
  reinvestment of
  dividends                    2             1              16              12
Net increase                  15             7    $        116    $         62


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Funds did not utilize the Facility during the year ended October 31, 1999.


(a) Commencement of operations.


28


FINANCIAL HIGHLIGHTS                               ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                PREMIER GROWTH                QUASAR             REAL ESTATE INVESTMENT
                                               INSTITUTIONAL FUND        INSTITUTIONAL FUND        INSTITUTIONAL FUND
                                            ------------------------  ------------------------  ------------------------
                                                    CLASS I                   CLASS I                   CLASS I
                                            ------------------------  ------------------------  ------------------------
                                                          JANUARY 7,                MARCH 17,                DECEMBER 9,
                                                           1998(A)                   1998(A)                   1997(A)
                                            YEAR ENDED       TO       YEAR ENDED       TO       YEAR ENDED       TO
                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                               1999         1998         1999         1998         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.62       $10.00       $ 7.42       $10.00       $ 7.78       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)(c)             (.04)         .01         (.02)          -0-         .37          .43
Net realized and unrealized gain (loss)
  on investment transactions                    4.98         2.61          .53        (2.58)        (.90)       (2.26)
Net increase (decrease) in net asset
  value from operations                         4.94         2.62          .51        (2.58)        (.53)       (1.83)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.01)          -0-          -0-          -0-        (.37)        (.39)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)          -0-        (.06)          -0-
Tax return of capital                             -0-          -0-          -0-          -0-        (.05)          -0-
Total dividends and distributions               (.01)          -0-        (.01)          -0-        (.48)        (.39)
Net asset value, end of period                $17.55       $12.62       $ 7.92       $ 7.42       $ 6.77       $ 7.78

TOTAL RETURN
Total investment return based on net
  asset value (d)                              39.17%       26.20%        6.88%      (25.80)%      (7.21)%     (18.61)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $247,269      $56,894      $16,798      $20,513       $1,147      $18,193
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .90%         .90%(e)     1.20%        1.20%(e)     1.00%        1.00%(e)
  Expenses, before waivers/
    reimbursements                              1.28%        2.29%(e)     2.08%        3.82%(e)     3.54%        3.09%(e)
  Net investment income (loss) (c)              (.22)%        .08%(e)     (.20)%        .03%(e)     4.75%        5.62%(e)
Portfolio turnover rate                           85%          86%         144%          61%          32%          11%


See footnote summary on page 30.


29


FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                PREMIER GROWTH                QUASAR             REAL ESTATE INVESTMENT
                                               INSTITUTIONAL FUND        INSTITUTIONAL FUND        INSTITUTIONAL FUND
                                            ------------------------  ------------------------  ------------------------
                                                    CLASS II                  CLASS II                  CLASS II
                                            ------------------------  ------------------------  ------------------------
                                                          JANUARY 7,                MARCH 17,                DECEMBER 9,
                                                           1998(A)                   1998(A)                   1997(A)
                                            YEAR ENDED       TO       YEAR ENDED       TO       YEAR ENDED       TO
                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                               1999         1998         1999         1998         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.58       $10.00       $ 7.40       $10.00       $ 7.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b) (c)            (.10)        (.03)        (.05)       (5.89)         .20          .41
Net realized and unrealized gain (loss)
  on investment transactions                    4.96         2.61          .55         3.29         (.74)       (2.28)
Net increase (decrease) in net asset
  value from operations                         4.86         2.58          .50        (2.60)        (.54)       (1.87)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-          -0-        (.36)        (.36)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-        (.04)          -0-
Tax return of capital                             -0-          -0-          -0-          -0-        (.04)          -0-
Total dividends and distributions                 -0-          -0-          -0-          -0-        (.44)        (.36)
Net asset value, end of period                $17.44       $12.58       $ 7.90       $ 7.40       $ 6.79       $ 7.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                              38.63%       25.80%        6.76%      (26.00)%      (7.32)%     (19.02)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                     $7,790(f)    $3,014(f)   $14,400(f)      $283         $380         $320
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.30%        1.30%(e)     1.35%        1.60%(e)     1.40%        1.40%(e)
  Expenses, before waivers/
    reimbursements                              1.68%        2.65%(e)     2.14%        4.62%(e)     2.93%        3.59%(e)
  Net investment income (loss) (c)              (.62)%       (.38)%(e)    (.51)%       (.14)%(e)    2.32%        5.04%(e)
Portfolio turnover rate                           85%          86%         144%          61%          32%          11%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived by Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) 000's omitted.


30


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                               ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS ALLIANCE INSTITUTIONAL FUNDS, INC. We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund (three funds comprising Alliance Institutional Funds, Inc.) (the "Funds") as of October 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds of Alliance Institutional Funds, Inc. as of October 31, 1999, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.



New York, New York
December 2, 1999


31

(LOGO)                       ALLIANCE INSTITUTIONAL FUNDS, INC.
                             -  ALLIANCE REAL ESTATE INVESTMENT
                                     INSTITUTIONAL FUND
_______________________________________________________________
c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618

_______________________________________________________________

              STATEMENT OF ADDITIONAL INFORMATION
                          March 1, 2000
_______________________________________________________________



         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus dated March 1, 2000 (the "Prospectus") for
Alliance Institutional Funds, Inc. (the "Company"). Copies of the Prospectus may be obtained by contacting Alliance Fund
Services, Inc. at the address or the "For Literature" telephone number shown above.


                        TABLE OF CONTENTS


                                                             Page

DESCRIPTION OF THE FUND..................................
MANAGEMENT OF THE FUND...................................
EXPENSES OF THE FUND.....................................
PURCHASE OF SHARES.......................................
REDEMPTION AND REPURCHASE OF SHARES......................
SHAREHOLDER SERVICES.....................................
NET ASSET VALUE..........................................
DIVIDENDS, DISTRIBUTIONS AND TAXES.......................
PORTFOLIO TRANSACTIONS...................................
GENERAL INFORMATION......................................
REPORT OF INDEPENDENT AUDITORS AND
  FINANCIAL STATEMENTS...................................


________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

_______________________________________________________________

                     DESCRIPTION OF THE FUND
_______________________________________________________________


         Alliance Institutional Funds, Inc. (the "Company") is an open-end management investment company whose shares are offered in separate series referred to as "Funds." Each Fund is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. A shareholder in a Fund will be entitled to his or her pro-rata share of all dividends and distributions arising from that Fund's assets and, upon redeeming shares of that Fund, the shareholder will receive the then current net asset value of the applicable class of shares of that Fund. (See "Purchase and Sale of Shares," in the Prospectus.) The Company is empowered to establish, without shareholder approval, additional Funds which may have different investment objectives.


         The Company currently has four portfolios: Alliance Real Estate Investment Institutional Fund (the "Fund"), which is described in this Statement of Additional Information, and Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Special Equity Institutional Fund which are each described in a separate Statement of Additional Information, copies of which can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

         Except as otherwise indicated, the investment policies of the Fund are not "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may, therefore, be changed by the Company's Board of directors (the "Board of Directors" or the "Directors") without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to its shareholders. The Fund's investment objective may not be changed without shareholder approval. There can be, of course, no assurance that the Fund will achieve its investment objective.

Investment Objective

         The Fund's investment objective is to seek a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Investment Policies

         Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of real estate investment trusts ("REITs") and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The equity securities in which the Fund will invest for this purpose consist of common stock, shares of beneficial interest of REITs and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

         The Fund may invest up to 35% of its total assets in
(a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These instruments are described below. The risks associated with the Fund's transactions in REMICs, CMOs and other types of mortgage-backed securities, which are considered to be derivative securities, may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. See "Risk Considerations--Risk Factors Associated with the Real Estate Industry" in the Prospectus for a description of these and other risks.

         As to any investment in Real Estate Equity Securities, the analysis of Alliance Capital Management, L.P., the Fund's investment adviser (the "Adviser") will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. The Adviser believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase Real Estate Equity Securities when, in the judgment of the Adviser, their market price does not adequately reflect this potential. In making this determination, the Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors which the Adviser may determine from time to time to be relevant. The Adviser will attempt to purchase for the Fund Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

         The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the
Fund.   The Fund may invest up to 5% of its total assets in Real
Estate Equity Securities of non-U.S. issuers.

Additional Investment Policies and Practices

         To the extent not described in the Prospectus, set forth below is additional information regarding the Fund's investment policies and practices, including restrictions. Except as otherwise noted, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may be changed by the Board of Directors of the Company (the "Board of Directors" or the "Directors") without a shareholder vote. However, the Fund will not change its investment policies and practices without contemporaneous written notice to shareholders.

         Convertible Securities. The Fund may invest up to 15% of its total assets in convertible securities of issuers whose common stocks are eligible for purchase by the Fund under the investment policies described above. Convertible securities include bonds, debentures, corporate notes and preferred stocks. Convertible securities are instruments that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible securities which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

         When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         Forward Commitments. No forward commitments will be made by the Fund if, as a result, the Fund's aggregate commitments under such transactions would be more than 30% of the then current value of the Fund's total assets. The Fund's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date, but the Fund will enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian will maintain, in a segregated account of the Fund, liquid assets having value equal to, or greater than, any commitments to purchase securities on a forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If the Fund, however, chooses to dispose of the right to receive or deliver a security subject to a forward commitment prior to the settlement date of the transaction, it may incur a gain or loss. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

         Standby Commitment Agreements. The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment. The Fund will at all times maintain a segregated account with its custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

         There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

         Repurchase Agreements. The Fund may enter into repurchase agreements pertaining to U.S. Government Securities with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on the Fund's ability to enter into repurchase agreements. Currently, the Fund intends to enter into repurchase agreements only with its custodian and such primary dealers. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance by its Custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for its benefit. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Fund enters into repurchase agreement transactions.

         Short Sales. When engaging in a short sale, in addition to depositing collateral with a broker-dealer, the Fund is currently required under the 1940 Act to establish a segregated account with its custodian and to maintain therein liquid assets in an amount that, when added to cash or securities deposited with the broker-dealer, will at all times equal at least 100% of the current market value of the security sold short.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Fund may invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer to institutional investors and in private transactions; they cannot be resold to the general public without registration.

         Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System, an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

         The Adviser, under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among other factors, the following:
(1) the frequency of trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission (the "Commission") interpretation or position with respect to such type of security.

         Defensive Position. For temporary defensive purposes, the Fund may vary from its investment objectives during periods in which conditions in securities markets or other economic or political conditions warrant. During such periods, the Fund may increase without limit its position in short-term, liquid, high-grade debt securities, which may include securities issued by the U.S. government, its agencies and, instrumentalities ("U.S. Government Securities"), bank deposit, money market instruments, short-term (for this purpose, securities with a remaining maturity of one year or less) debt securities, including notes and bonds, and short-term foreign currency denominated debt securities rated A or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Fitch IBCA, Inc. ("Fitch") or, if not so rated, of equivalent investment quality as determined by the Adviser.

         Subject to its policy of investing at least 65% of its total assets in equity securities of real estate investment trusts and other real estate industry companies, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in money market instruments referred to above.

Portfolio Turnover


         Generally, the Fund's policy with respect to portfolio turnover is to sell any security whenever, in the judgment of the Adviser, its appreciation possibilities have been substantially realized or the business or market prospects for such security have deteriorated, irrespective of the length of time that such security has been held. The Adviser anticipates that the Fund's annual rate of portfolio turnover will not exceed 100%. A 100% annual turnover rate would occur if all the securities in the Fund's portfolio were replaced once within a period of one year. The turnover rate has a direct effect on the transaction costs to be borne by the Fund, and as portfolio turnover increases it is more likely that the Fund will realize short-term capital gains or losses.


Other Restrictions

         In addition to the investment restrictions described below, the Fund has undertaken as a matter of non-fundamental investment policy that it will not (i) invest more than 5% of its total assets in warrants, except for warrants acquired by the Fund as a part of a unit or attached to securities, provided that not more than 2% of the Fund's net assets may be invested in warrants that are not listed on the New York Stock Exchange or American Stock Exchange; (ii) purchase or sell real property (excluding REITs and readily marketable securities of companies which invest in real estate); or (iii) invest more than 10% of its total assets in restricted securities (excluding securities that may be resold pursuant to Rule 144A under the Securities
Act).

Certain Fundamental Investment Policies

         The following restrictions, which supplement those set forth in the Fund's Prospectus, may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, which means the affirmative vote of the holders of (i) 67% or more or the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares, whichever is less.

         To reduce investment risk, as a matter of fundamental policy the Fund may not:

             (i) with respect to 75% of its total assets, have such assets represented by other than: (a) cash and cash items, (b) U.S. Government securities, or (c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer;

            (ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if as a result (a) the value of the holdings of the Fund in the securities of such issuer exceeds 25% of its total assets, or (b) the Fund owns more than 25% of the outstanding securities of any one class of securities of such issuer;

           (iii) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry, other than the real estate industry in which the Fund will invest at least 25% or more of its total assets, except that this restriction does not apply to U.S. Government securities;

            (iv) purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein, including Real
         Estate Equity Securities;

             (v) borrow money except for temporary or emergency purposes or to meet redemption requests, in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made;

            (vi) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

           (vii) make loans except through (a) the purchase of debt obligations in accordance with its investment objectives and policies; (b) the lending of portfolio securities; or (c) the use of repurchase agreements;

          (viii) participate on a joint or joint and several basis in any securities trading account;

            (ix)   invest in companies for the purpose of
         exercising control;

             (x) issue any senior security within the meaning of the 1940 Act;

            (xi) make short sales of securities or maintain a short position, unless at all times when a short position is open not more than 25% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time; or

           (xii) (a) purchase or sell commodities or commodity contracts including futures contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs; (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; and (d) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

Application of Percentage Limitations

         Except as otherwise indicated, whenever any investment policy or practice, including any restriction, described in the Prospectus or under the heading "Description of the Fund," states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

_______________________________________________________________

                     MANAGEMENT OF THE FUND
_______________________________________________________________

Adviser


         The Fund's investment adviser, Alliance Capital Management L.P. (the "Adviser"), 1345 Avenue of the Americas, New York, New York 10105, is a leading international investment adviser managing client accounts with assets as of December 31, 1999 totaling more than $368 billion (of which more than $169 billion represented the assets of investment companies). As of December 31, 1999, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 31 of the nations' FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 53 registered investment companies managed by the Adviser, comprising 119 separate investment portfolios, currently have approximately 5 million shareholder accounts.



         Alliance Capital Management Corporation ("ACMC") is the general partner of the Adviser and a wholly owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). Equitable, one of the largest life insurance companies in the United States, is the beneficial owner of an approximately 55.4% partnership interest in the Adviser.
Alliance Capital Management Holding L.P. ("Alliance Holding") owns an approximately 41.9% partnership interest in the Adviser.***** Equity interests in Alliance Holding are traded on the New York Stock Exchange in the form of units. Approximately 98% of such interests are owned by the public and management or employees of the Adviser and approximately 2% are owned by Equitable. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., an integrated investment and merchant bank. As of June 30, 1999, AXA, a French insurance holding company, owned approximately 58.2% of the issued and outstanding shares of common stock of AXA Financial.



         Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Company. Such officers and employees may be employees of the Adviser or its affiliates.


____________________

***** Until October 29, 1999, Alliance Holding served as the investment adviser to the Fund. On that date, Alliance Holding reorganized by transferring its business to the Adviser. Prior thereto, the Adviser had no material business operations. One result of the reorganization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser by means of a technical assignment, and ownership of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc. the Fund's principal underwriter and transfer agent, respectively, also was transferred to the Adviser.

         The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office space and certain other equipment, investment advisory and administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Company prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).


         The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. The Fund may employ its own personnel or contract for services to be performed by third parties. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Board of Directors. The Fund paid to the Adviser a total of $0 in respect of such services during the Fund's fiscal year ended October 31, 1999.



         For the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser at an annualized rate of 0.90% of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly. The Adviser has agreed for the current fiscal year to waive its fee and/or bear certain expenses so that total operational expenses do not exceed on an annual basis 1.00% and 1.40% of average net assets, respectively, for Class I and Class II shares.



         For the fiscal period ended October 31, 1998, and the fiscal year ended October 31, 1999, the Adviser received advisory fees of $123,142 and $100,714, respectively, from the Fund. Of that, $123,142 was waived and/or reimbursed by the Adviser for the fiscal period ended October 31, 1998 and $100,714 was waived and/or reimbursed by the Adviser for the fiscal year ended October 31, 1999.


         The Advisory Agreement became effective on November 14, 1997. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Directors including the Directors who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party at a meeting called for that purpose held November 7, 1997, and by the Fund's initial shareholder on November 3, 1997.


         The Advisory Agreement will continue in effect only so long as its continuance is approved annually by a vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) or by the Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined in the 1940 Act. Most recently, the Board of Directors approved the continuance of the Advisory Agreement for the Fund for another annual term at a meeting held on October 13, 1999.


         The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's outstanding voting securities, by a vote of a majority of the Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser will not be liable for any action or failure to act in accordance with its duties thereunder.

         Certain other clients of the Adviser have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by other of its clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.


         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Disciplined Value Fund, Inc., Alliance Global

Dollar Government Fund, Inc., Alliance Global Environment Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Greater China '97 Fund, Inc., Alliance Health Care Fund, Inc., Alliance High Yield Fund, Inc., Alliance Growth and Income Fund, Inc., Alliance Institutional Reserves, Inc., Alliance International Fund, Alliance International Premier Growth Fund, Inc., Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Premier Growth Fund, Inc., Alliance Quasar Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance Select Investor Series, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios and The Hudson River Trust, all registered open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.


Consultant to the Adviser With Respect
to Investment in Real Estate Securities

         The Adviser, with respect to investment in real estate securities, has retained as a consultant CB Richard Ellis, Inc. ("CBRE"), a publicly held company and the largest real estate services company in the United States, comprised of real estate brokerage, property and facilities management, and real estate finance and investment advisory activities. In 1997, CBRE completed 22,100 sale and lease transactions, managed over 6,600 client properties, created over $5 billion in mortgage originations, and completed over 3,600 appraisal and consulting assignments. In addition, they advised and managed for institutions over $4 billion in real estate investments. CBRE will make available to the Adviser the CBRE National Real Estate Index, which gathers, analyzes and publishes targeted research data for the 66 largest U.S. markets, based on a variety of public-sector and private-sector sources as well as CBRE's proprietary database of approximately 80,000 property transactions representing over $500 billion of investment property. This information provides a substantial component of the research and data used to create the REIT/Score model. As a consultant, CBRE provides to the Adviser, at the Adviser's expense, such in-depth information regarding the real estate market, the factors influencing regional valuations and analysts of recent transactions in office, retail, industrial and multi-family properties as the Adviser shall from time to time request. CBRE will not furnish advice or make recommendations regarding the purchase or sale of securities by the Fund nor will it be responsible for making investment decisions involving Fund assets.

         CBRE is one of the three largest fee-based property management firms in the United States, the largest commercial real estate lease brokerage firm in the country, the largest investment property brokerage firm in the country, as well as one of the largest publishers of real estate research, with approximately 8,000 employees worldwide. CBRE will provided the Adviser with exclusive access to its REIT/Score model which ranks approximately 143 REITs based on the relative attractiveness of the property markets in which they own real estate. This model scores the approximately 18,000 individual properties owned by these companies. REIT/Score is in turn based on CBRE's National Real Estate Index which gathers, analyzes and publishes targeted research for the 66 largest U.S. real estate markets based on a variety of public-and private-sector sources as well as CBRE's proprietary database of 80,000 commercial property transactions representing over $500 billion of investment property and over 2,500 tracked properties which report rent and expense data quarterly. CBRE has previously provided access to its REIT/Score model results primarily to the institutional market through subscriptions. The model is no longer provided to any research publications and Real Estate Investment Institutional Fund is currently the only mutual fund available to retain investors that has access to CBRE's REIT/Score model.

Directors and Officers

         The Directors and principal officers of the Company, their ages and their primary occupations during the past five years are set forth below. Each of the Directors and officers are trustees, directors and officers of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105.

Directors

         JOHN D. CARIFA,****** 54, Chairman of the Board is the
President, Chief Operating Officer and a Director of ACMC, with which he has been associated since prior to 1995.



         RUTH BLOCK, 69, was formerly Executive Vice President and Chief Insurance Officer of Equitable. She is a Director of
Ecolab Incorporated (specialty chemicals) and BP Amoco
Corporation (oil and gas).  Her address is 75 Briar Woods Trail,
Stamford, Connecticut, 06903.



         DAVID H. DIEVLER, 70, is an independent consultant. He was formerly a Senior Vice President of ACMC until December 1994.
His address is P.O. Box 167, Spring Lake, New Jersey, 07762.



         JOHN H. DOBKIN, 58, has been the President of Historic Hudson Valley (historic preservation) since prior to 1995. Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown, New York 10591.



         WILLIAM H. FOULK, JR., 67, is an Investment Adviser and independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he has been associated since prior to 1995. His address is Suite 100, 2 Greenwich Plaza, Greenwich, Connecticut 06830.



         DR. JAMES M. HESTER, 75, is President of the Harry Frank Guggenheim Foundation with which he has been associated since prior to 1995. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 25 Cleveland Lane, Princeton, New Jersey 08540.



         CLIFFORD L. MICHEL, 60, is a partner of the law firm of
Cahill Gordon & Reindel, with which he has been associated since prior to 1995.  He is President and Chief Executive Officer of
____________________

****** An "interested person" of the Fund as defined in the 1940 Act.

Wenonah Development Company (investments) and a Director of
Placer Dome, Inc. (mining).  His address is 80 Pine Street, New
York, NY  10005.



         DONALD J. ROBINSON, 65, was formerly a partner at Orrick, Herrington & Sutcliff and is currently Senior Counsel to that law firm. His address is 98 Hell's Peak Road, Weston, VT
05161.


Officers


         JOHN D. CARIFA, Chairman and President, see biography above.



         ALFRED HARRISON, Executive Vice President, 62, is Vice
Chairman of the Board of ACMC, with which he has been associated since prior to 1995.



         ALDEN M. STEWART, Executive Vice President, 54, is an
Executive Vice President of ACMC, with which he has been associated since prior to 1995.



         JANE MACK GOULD, Executive Vice President, 61, is a
Senior Vice President of ACMC, with which she has been associated since prior to 1995.



         KATHLEEN A. CORBET, Senior Vice President, 40, is an
Executive Vice President of ACMC, with which she has been associated since prior to 1995.






         DANIEL G. PINE, Senior Vice President, 48, has been associated with the Adviser since 1996. Previously, he was a Senior Vice President of Desai Capital Management since prior to
1995.

         THOMAS BARDONG, Vice President, 54, is a Senior Vice
President of ACMC, with which he has been associated since prior to 1995.



         MARK J. CUNNEEN, Vice President, 39, is a Senior Vice President of ACMC, with which he has been associated since 1999. Prior thereto, he was head of INVESCO's New York Small Cap Equity Group and was responsible for overall portfolio management and the research of small cap technology industries. Previously, he was a small cap portfolio manager and analyst of Chancellor Capital Management since prior to 1995.



         DAVID KRUTH, Vice President, 35, is a Vice President of
ACMC, with which he has been associated since 1997. Prior thereto he was a Senior Vice President of the Yarmouth Group since prior to 1995.



         DANIEL NORDBY, Vice President, 55, is a Senior Vice
President of ACMC, with which he has been associated since 1996.
Prior thereto he was in private practice as a consulting psychologist since prior to 1995.



         MARK D. GERSTEN, Treasurer and Chief Financial Officer,
49, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS"), with which he has been associated since prior to 1995.



         VINCENT S. NOTO, Controller, 35, is a Vice President of
AFS, with which he has been associated since prior to 1995.



         EDMUND P. BERGAN, JR., Secretary, 49, is a Senior Vice
President and the General Counsel of Alliance Fund Distributors,
Inc. ("AFD") and AFS, with which he has been associated since prior to 1995.

         DOMENICK PUGLIESE, Assistant Secretary, 38, is a Vice President and Assistant General Counsel of AFD, with which he has been associated since May 1995. Prior thereto, he was Vice President and Counsel of Concord Holding Corporation since prior to 1995.



         ANDREW L. GANGOLF, Assistant Secretary, 45, is a Vice
President and Assistant General Counsel of AFD, with which he has been associated since prior to 1995.






         The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended October 31, 1999, the aggregate compensation paid to each of the Directors during calendar year 1998 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                                              Total Number
                                               Total Number   of Investment
                                               of Investment  Portfolios
                                               Companies in   within the
                                               the Alliance   Alliance Fund
                                Total          Complex,       Complex,
                                Compensation   Including the  Including
                                from the       Fund, as to    the Fund, as
                   Aggregate    Alliance Fund  which the      to which the
                   Compensation Complex,       Director is a  Director is a
                   from the     Including the  Director or    Director or
Name of Director   Fund         Fund           Trustee        Trustee

John D. Carifa         $ -0-         $  -0-          50            103
Ruth Block             $1,285        $154,263        38             80
David H. Dievler       $1,323        $210,188        45             87
John H. Dobkin         $1,323        $206,488        42             84
William H. Foulk, Jr.  $1,324        $246,413        45             98
Dr. James M. Hester    $1,157        $164,138        39             81
Clifford L. Michel     $1,324        $183,388        39             83
Donald J. Robinson     $  907        $154,313        41             92



         As of February 4, 2000, the Directors and officers of the Company as a group owned less than 1% of the Class I and Class II shares of the Fund.


_________________________________________________________________

                      EXPENSES OF THE FUND
_________________________________________________________________

Distribution Services Agreement

         The Company has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's Class I and Class II shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class II shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").

         During the Fund's fiscal year ended October 31, 1999, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class II shares, in amounts aggregating $1.00, which constituted approximately 0.30% of the aggregate average daily net assets attributable to Class II shares during the period, and the Adviser made payments from its own resources as described above aggregating $868,058. Of the $868,059 paid by the Fund and the Adviser with respect to the Class II shares under the Agreement, $84,597 was spent on advertising, $8,972 on the printing and mailing of prospectuses for persons other than current shareholders, $362,037 for compensation to broker-dealers and other financial intermediaries (including $227,168 to the Fund's Principal Underwriters), $6,302 for compensation to sales personnel, $406,151 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class II shares financing.


         Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued.
Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Company, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office.


         The Agreement became effective on November 14, 1997.
The Agreement will continue in effect so long as its continuance is specifically approved annually by the Directors or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. The Agreement was approved for another annual term by a vote, cast in person, of the Directors, including a majority of the Directors who are not "interested persons," as defined in the 1940 Act, at their meeting held on October 13, 1999.


         In approving the Rule 12b-1 Plan, the Directors of the Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its Class II shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

         The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may, in turn, pay part or all of such compensation to brokers or other persons for their distribution assistance.

         In the event that the Rule 12b-1 Plan is terminated or not continued with respect to the Class II shares (i) no distribution services fee (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class.



Transfer Agency Agreement


         Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of Alliance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of account holders of each of the Class I and Class II shares of the Fund, plus reimbursement for its out-of-pocket expenses. The transfer agency fee with respect to the Class II shares is higher than the transfer agency fee with respect to the Class I shares. For the fiscal year ended October 31, 1999, the Fund paid Alliance Fund Services $8,380 pursuant to the Transfer Agency Agreement.


_________________________________________________________________

                       PURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares-
-How To Buy Shares."

General

         Class I shares of the Fund may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter,
(ii) through employee benefit plans, including defined contribution and defined benefit plans ("Employee Plans"), that have at least $10 million in assets, (iii) by investment advisory clients of the Adviser or its affiliates, (iv) by (a) officers and present or former Directors of the Company, (b) present or former directors and trustees of other investment companies managed by the Adviser, (c) present or retired full-time employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (d) officers and directors of ACMC, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (e) (1) the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any person listed in (a) through (d), (2) any trust, individual retirement account or retirement plan account for the benefit of any person listed in (a) through (d) or a relative of such person, or (3) the estate of any person listed in (a) through (d) or a relative of such person, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund), (v) by (a) the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates or
(b) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (vi) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter, and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent and (vii) by directors and present or retired full-time employees of CBRE.

         Class II shares of the Fund may be purchased and held solely (i) by investors participating in wrap fee or other similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements established by the Principal Underwriter, and (ii) Employee Plans that have at least $10 million in assets.

         The shares of the Fund are offered on a continuous basis at a price equal to their net asset value. The minimum initial investment in the Company is $2,000,000, which may be invested in any one or more of the Funds. Investments made through fee-based or "wrap fee" programs will satisfy the minimum initial investment requirement if the fee-based or "wrap fee" program, as a whole, invests at least $2,000,000 in one or more of the Funds. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company.

         Investors may purchase shares of the Fund through their financial representatives. A transaction, service, administrative or other similar fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, as described in the Prospectus and this Statement of Additional Information, including requirements as to the minimum initial and subsequent investment amounts.

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Fund is their net asset value. On each Company business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently
4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any day on which the Exchange is open for trading.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for the purchase of shares placed through financial representatives, the applicable public offering price will be the net asset value as so determined, but only if the financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The financial representative is responsible for transmitting such orders by 5:00 p.m. If the financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the financial representative. If the financial representative receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Company business day, the order to purchase shares is automatically placed the following Company business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a subscriber's account in the amount purchased by the subscriber. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or the subscriber's financial representative. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.


         In addition to the discount or commission paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theatre performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent to locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.


         Class I and Class II shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that
(i) Class II has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fees are paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class II shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class II shares, then such amendment will also be submitted to the Class I shareholders and the Class II and Class I shareholders will vote separately thereon by class and
(ii) Class I shares are subject to a conversion feature.

         The Directors have determined that currently no conflict of interest exists between Class I and Class II shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Conversion of Class I Shares to Class II Shares


         Class I shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--General," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If
(i) a holder of Class I shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Class I shares as described in this Statement of Additional Information (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically to Class II shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The Conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge.

Class II shares currently bear a .30% distribution services fee. Class I shares do not have any distribution services fee. As a result, Class II shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Class I shares.


         The conversion of Class I shares to Class II shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class I shares to Class II shares does not constitute a taxable event under federal income tax law. The conversion of Class I shares to Class II shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Class I shareholder would be required to redeem his Class I shares, which would constitute a taxable event under federal income tax law.

_________________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -How to Sell Shares." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Redemption

         Subject to the limitations described below, the Company's Articles of Incorporation require that the Company redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. There is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact the shareholder's financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of the shareholder's shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Company containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Company with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Company for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Company. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc.

A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Company business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption by Check. Each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Company business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemptions - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Company reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption by check is not available with respect to shares
(i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Company nor the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Company may repurchase shares through the Principal Underwriter or selected financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request, except that requests placed through selected financial representatives before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain selected financial intermediaries may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the financial representative. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through the shareholder's financial representative. Neither the Company nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares. Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial representative, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Company reserves the right to close out an account that has remained below $200 for at least 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Company is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

_________________________________________________________________

                      SHAREHOLDER SERVICES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -Shareholder Services." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Exchange Privilege

         You may exchange your investment in the Fund for shares of the same class of any other Fund and for Class A shares of any other Alliance Mutual Fund (as defined below). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Company business day in order to be effected at that day's net asset value.


         Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -Quality Bond Portfolio
  -U.S. Government Portfolio
Alliance Disciplined Value Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Environment Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Health Care Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance International Fund
Alliance International Premier Growth Fund, Inc.
Alliance Limited Maturity Government Fund, Inc.
Alliance Mortgage Securities Income Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.

Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Short-Term U.S. Government Fund


         Please read carefully the portions of the prospectus of the Fund or Alliance Mutual Fund, as applicable, into which you wish to exchange before submitting the request. Call Alliance Fund Services, Inc. at (800) 221-5672 to exchange uncertificated shares. Exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus or the prospectus for the Alliance Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund or the Alliance Mutual Fund, as applicable, whose shares are being exchanged of
(i) proper instructions and all necessary supporting documents as described in that fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

         Each Fund shareholder, and the shareholder's financial representative, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc., receives a written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus.
Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange at (800) 221-5672 before 4:00 p.m., Eastern time, on a Company business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Company business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         None of the Company, the Alliance Mutual Funds, the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Company has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey 07096-1520

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Fund Services, Inc. as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a listing of the Fund's investments, financial statements and, in the case of the annual report, the report of the Company's independent auditors, Ernst & Young LLP, as well as a confirmation of each purchase and redemption of shares by the shareholder. By contacting his or her broker or Alliance Fund Services, Inc., a shareholder can arrange for copies of his or her account statements to be sent to another person.

_______________________________________________________________

                         NET ASSET VALUE
_______________________________________________________________

         The per share net asset value is computed in accordance with the Company's Articles of Incorporation and By-Laws at the next close of regular trading on the Exchange (ordinarily
4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

         In accordance with applicable rules under the 1940 Act, portfolio securities are valued at current market value or at fair value as determined in good faith by the Board of Directors. The Board of Directors has delegated to the Adviser certain of the Board's duties with respect to the following procedures. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicted below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other United States national securities exchanges or traded on The Nasdaq Stock Market, Inc. are valued in like manner. Portfolio securities traded on the Exchange and on one or more foreign or other national securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more foreign or other national securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

         Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market, and securities listed on a U.S. national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices as reported by Nasdaq or, in the case of securities not quoted by Nasdaq, the National Quotation Bureau or another comparable sources.

         Listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

         Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price, If there are no quotations available for the day of valuations, the last available closing settlement price will be used.

         U.S. Government Securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Directors determines that this method does not represent fair value).

         Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities.

         All other assets of the Fund are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors.

         Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

         The Board of Directors may suspend the determination of the Fund's, net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

         For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

         The assets attributable to the Class I shares and Class II shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.



_______________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_______________________________________________________________

United States Federal Income Taxes

         General. The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. To so qualify, the Fund must, among other things,
(i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currency, or certain other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currency; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Fund's assets is represented by cash, U.S. Government Securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies).

         If the Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its net investment income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

         The Fund intends to also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to the shareholders equal to at least the sum of (i) 98% of its ordinary income for that year; (ii) 98% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 of that year; and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during that year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December of a given year but actually paid during the immediately following January will be treated as if paid by the Fund on December 31 of that calendar year, and will be taxable to these shareholders for the year declared, and not for the year in which the shareholders actually receive the dividend.

         The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income or excise taxes. However, exchange control or other regulations on the repatriation of investment income, capital or the proceeds of securities sales, if any exist or are enacted in the future, may limit the Fund's ability to make distributions sufficient in amount to avoid being subject to one or both of such federal taxes.

         Dividends and Distributions. The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income and excise taxes. Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. Due to distributions of amounts representing a return of capital the Fund will receive from REITs in which the Fund is invested, distributions made by the Fund may also include nontaxable returns of capital, which will reduce a shareholder's basis in shares of the Fund. If a shareholder's basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. Dividends paid by the Fund and received by a corporate shareholder are eligible for the dividends received deduction to the extent that the Fund's income is derived from qualifying dividends received from domestic corporations. Dividends received from REITs generally do not constitute qualifying dividends. A corporate shareholder's dividends received deduction generally will be disallowed unless the corporate shareholder holds shares in the Fund for at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder becomes entitled to receive the dividend. In determining the holding period of shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. In addition, the dividends received deduction will be disallowed to the extent the investment in shares of the Fund is financed with indebtedness.

         Distributions of net capital gain will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

         After the end of the taxable year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

         It is the present policy of the Fund to distribute to shareholders all net investment income and realized capital gains, if any, quarterly. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends. The amount of any dividend or distribution paid on shares of the Fund must necessarily depend upon the realization of income and capital gains from the Fund's investments.


         Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss except in the case of a dealer or a financial institution, and will be long-term capital gain or loss if the shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.


         Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the

Dividend Reinvestment Plan would constitute a replacement if made within the period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

         Qualified Plans. A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

         Backup Withholding. The Fund may be required to withhold United States federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's United States federal income tax liability or refunded.

         Taxation of Foreign Shareholders. The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of receipt of income from the Fund.

         Short Sales. In general, gain or loss realized by the Fund on the closing of a short sale will be considered to be short-term capital gain or loss.

         Real Estate Mortgage Investment Conduits. The Fund may invest in REMICs. Interests in REMICs are classified as either "regular" interests or "residual" interests. Regular interests in a REMIC are treated as debt instruments for federal income tax purposes to which the rules generally applicable to debt obligations apply. If regular interests in a REMIC are issued at a discount, application of the original issue discount provisions of the Code may increase the amount of the Fund's net investment income available to be distributed to shareholders, potentially causing the Fund to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.

         Under the Code, special rules apply with respect to the treatment of a portion of the Fund income from REMIC residual interests. (Such portion is referred to herein as "Excess Inclusion Income".) Excess Inclusion Income generally cannot be offset by net operating losses and, in addition, constitutes unrelated business taxable income to entities which are subject to the unrelated business income tax. The Code provides that a portion of Excess Inclusion Income attributable to REMIC residual interests held by regulated investment companies such as the Fund shall, pursuant to regulations, be allocated to the shareholders of such regulated investment company in proportion to the dividends received by such shareholders. Accordingly, shareholders of the Fund will generally not be able to use net operating losses to offset such Excess Inclusion Income. In addition, if a shareholder of the Fund is a tax-exempt entity not subject to the unrelated business income tax and is allocated any amount of Excess Inclusion Income, the Fund must pay a tax on the amount of Excess Inclusion Income allocated to such shareholder at the highest corporate rate. Any tax paid by the Fund as a result of this requirement may be deducted by the Fund from the gross income of the residual interest involved. A shareholder subject to the unrelated business income tax may be required to file a return and pay a tax on such Excess Inclusion Income even though a shareholder might not have been required to pay such tax or file such return absent the receipt of such Excess Inclusion Income. It is anticipated that only a small portion, if any, of the assets of the Fund will be invested in REMIC residual interests. Accordingly, the amount of Excess Inclusion Income, if any, received by the Fund and allocated to its shareholders should be quite small. Shareholders that are subject to the unrelated business income tax should consult their own tax advisor regarding the treatment of their income derived from the Fund.

_______________________________________________________________

                     PORTFOLIO TRANSACTIONS
_______________________________________________________________

         Subject to the general supervision of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

         Neither the Company nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be used by the Adviser in connection with the Fund.

         The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

         The Fund may deal in some instances in securities which are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer which is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

         With respect to orders placed with Donaldson, Lufkin & Jenrette Securities Corporation (DLJ), for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

         During the fiscal period December 9, 1997 (commencement of the operations) to October 31, 1998, the Fund incurred brokerage commissions amounting in the aggregate to $51,639. During the fiscal period December 9, 1997 (commencement of operations) to October 31, 1998, brokerage commissions amounting in the aggregate to $0 were paid to DLJ and brokerage commissions amounting in the aggregate to $0 were paid to brokers utilizing the Pershing Division of DLJ. During the fiscal period
December 9, 1997 (commencement of operations) to October 31, 1998, the brokerage commissions paid to DLJ constituted 0% of the Fund's aggregate brokerage commissions and the brokerage commissions paid to brokers utilizing the Pershing Division of DLJ constituted 0% of the Fund's aggregate brokerage commissions. During the fiscal period December 9, 1997 (commencement of operations) to October 31, 1998, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, 0% were effected through DLJ and 0% were effected through brokers utilizing the Pershing Division of DLJ. During the fiscal period December 9, 1997 (commencement of operations) to October 31, 1998, transactions in portfolio securities of the Fund aggregating $24,461,277 with associated brokerage commissions of approximately $27,830 were allocated to persons or firms supplying research services to the Fund or the Adviser.


         During the fiscal year ended October 31, 1999, the Fund incurred brokerage commissions amounting in the aggregate to $66,558. During the fiscal year ended October 31, 1999, brokerage commissions amounting in the aggregate to $0 were paid to DLJ and brokerage commissions amounting in the aggregate to $0 were paid to brokers utilizing the Pershing Division of DLJ. During the fiscal year ended October 31, 1999, the brokerage commissions paid to DLJ constituted 0% of the Fund's aggregate brokerage commissions and the brokerage commissions paid to brokers utilizing the Pershing Division of DLJ constituted 0% of the Fund's aggregate brokerage commissions. During the fiscal year ended October 31, 1999, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, 0% were effected through DLJ and 0% were effected through brokers utilizing the Pershing Division of DLJ. During the fiscal year ended October 31, 1999, transactions in portfolio securities of the Fund aggregating $22,103,987 with associated brokerage commissions of approximately $19,674 were allocated to persons or firms supplying research services to the Fund or the Adviser.


_______________________________________________________________

                       GENERAL INFORMATION
_______________________________________________________________

Capitalization

         The Company is a Maryland corporation organized on October 3, 1997. The authorized capital stock of the Company consists of 24,000,000,000 shares, of which 3,000,000,000 shares are Class I shares of the Fund and 3,000,000,000 shares are Class II shares of the Fund, each having $.001 par value. The balance of the shares of the Company are Class I and Class II shares of the Company's other three portfolios.

         All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a new portfolio, each share of each portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting portfolios differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the 1940 Act, are available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

         It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.


         As of February 4, 2000 there were 198,684 Class I shares and 57 Class II shares of common stock of the Fund outstanding. To the knowledge of the Fund, the following persons owned, of record or beneficially, 5% or more of a class of the outstanding shares of the Fund as of February 4, 2000:


Name and Address                  Shares            % of Class


Class I

Trust for Profit Sharing

Plan for Employees of

Alliance Capital Management, L.P.

Attn: Jill Smith 32nd Fl.

1345 Avenue of Americas

New York, NY 10105               166,351            83.73%


Charles Schwab & Co.
For the Exclusive Benefit of
Customers
Mutual Fund Operations
101 Montgomery Street
San Francisco, CA 94104-4122      23,514            11.83%

Class II

Alliance Fund Services
Audit Output Account
Attn:  Corporate Actions
P.O. Box 1520
Secaucus, NJ 07096-1520               12            21.34%

Alliance Fund Services
Audit Output Account
Attn:  Corporate Actions
P.O. Box 1520
Secaucus, NJ 07096-1520                6            11.33%

Alliance Capital Management L.P.
Attn:  Sarah Powell
1345 Avenue of the Americas
New York, NY 10105-0302               38            67.33%


Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, will act as the Fund's custodian for the assets of the Fund but plays no part in decisions as to the purchase or sale of portfolio securities. Subject to the supervision of the Directors, State Street Bank and Trust Company may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

         Legal matters in connection with the issuance of the shares of Common Stock offered hereby are passed upon by Seward & Kissel LLP, New York, New York. Seward & Kissel LLP has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent Auditors

         Ernst & Young LLP, New York, New York, has appointed as independent auditors for the Company.

Performance Information

         From time to time the Fund advertises its "total return." Such advertisements disclose the Fund's average annual compounded total return for the periods prescribed by the Commission. Computed separately for each class, the Fund's "total return" is its average annual compounded total return for its most recently completed one, five and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases and redemptions of the Fund's shares are assumed to have been paid.

         The Fund's total return is computed separately for Class I and Class II shares. The Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses.
Total return information is useful in reviewing the Fund's performance, but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

         Advertisements may quote performance rankings or ratings of the Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or may compare the Fund's performance to various indices. Advertisements presenting the historical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers, magazines such as The Wall Street Journal, The New York Times, Barrons, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or other media on behalf of the Fund.


         The Fund's average total return is computed separately for Class I and Class II shares. The average annual compounded total return based on net asset value for the one-, five- and ten year periods ended October 31, 1999 (or since inception through that date, as noted) were as follows:

                12 Months       Inception
                Ended           through          10 Years Ended
                10/31/99        10/31/99         0/31/99
                _________       _____________    ______________

Class I         (7.21)%         (13.78)%*        N/A

Class II        (7.32)%         (14.06)%*        N/A

*   Inception Dates:   Class I  - December 9, 1997
                       Class II - December 9, 1997


Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Fund Services, Inc. at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

_______________________________________________________________

     REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
_______________________________________________________________

















































                               51
00250237.AM1

ALLIANCE INSTITUTIONAL FUNDS

ANNUAL REPORT
OCTOBER 31, 1999

ALLIANCE CAPITAL



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999                     ALLIANCE PREMIER GROWTH INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-98.5%
CONSUMER SERVICES-27.4%
AIRLINES-3.4%
Continental Airlines, Inc.
  C1.B (a)                                       70,800    $   2,867,400
Delta Air Lines, Inc.                            28,600        1,556,912
KLM Royal Dutch Air                              56,933        1,533,633
Northwest Airlines Corp. (a)                     46,000        1,164,375
UAL Corp. (a)                                    23,600        1,606,275
                                                             ------------
                                                               8,728,595

BROADCASTING & CABLE-7.3%
AMFM, Inc. (a)                                   33,800        2,366,000
AT&T Corp.-Liberty Media
  Group (a)                                     103,200        4,095,750
Clear Channel
  Communications (a)                             22,200        1,784,325
MediaOne Group, Inc. (a)                        104,500        7,426,031
Vodafone AirTouch Plc                            58,600        2,809,138
                                                             ------------
                                                              18,481,244

PRINTING & PUBLISHING-0.2%
Gannett Co., Inc.                                 7,700          593,862

RESTAURANTS & LODGING-0.2%
Starbucks Corp. (a)                              17,600          478,500

RETAIL-GENERAL MERCHANDISE-16.3%
Costco Wholesale Corp. (a)                       65,300        5,244,406
Dayton Hudson Corp.                              35,900        2,320,038
Gap, Inc.                                       184,450        6,847,706
Home Depot, Inc.                                144,300       10,894,650
Kohl's Corp. (a)                                 46,200        3,456,337
Lowes Cos., Inc.                                115,800        6,369,000
Tommy Hilfiger Corp. (a)                         63,400        1,791,050
Wal-Mart Stores, Inc.                            80,900        4,586,019
                                                             ------------
                                                              41,509,206
                                                             ------------
                                                              69,791,407

TECHNOLOGY-24.0%
COMMUNICATION EQUIPMENT-6.6%
EMC Corp. (a)                                    81,700        5,964,100
Lucent Technologies, Inc.                        39,160        2,516,030
Nokia Corp. (ADR) (Finland)                      72,800        8,412,950
                                                             ------------
                                                              16,893,080

COMPUTER HARDWARE-5.7%
Dell Computer Corp. (a)                         295,100       11,840,887
International Business
  Machines Corp.                                 24,500        2,410,188
Sun Microsystems, Inc. (a)                        3,700          391,506
                                                             ------------
                                                              14,642,581

COMPUTER SOFTWARE-1.8%
Microsoft Corp. (a)                              50,500        4,674,406

INTERNET SOFTWARE-0.9%
America Online, Inc.                             16,800        2,178,750

NETWORKING SOFTWARE-3.9%
Cisco Systems, Inc. (a)                         133,000        9,842,000

SEMI-CONDUCTOR COMPONENTS-4.2%
Intel Corp.                                     103,400        8,007,038
Texas Instruments, Inc.                          31,500        2,827,125
                                                             ------------
                                                              10,834,163

MISCELLANEOUS-0.9%
Solectron Corp. (a)                              30,300        2,280,075
                                                             ------------
                                                              61,345,055

FINANCE-20.8%
BANKING-MONEY CENTERS-4.2%
Chase Manhattan Corp.                            41,400        3,617,325
Citigroup, Inc.                                 129,450        7,006,481
                                                             ------------
                                                              10,623,806

BANKING-REGIONAL-0.5%
Fifth Third Bancorp                              16,700        1,232,669

BROKERAGE & MONEY MANAGEMENT-6.5%
Charles Schwab Corp.                             28,000        1,090,250
Goldman Sachs Group, Inc.                        60,100        4,267,100
Merrill Lynch & Co., Inc.                        12,100          949,850
Morgan Stanley Dean Witter
  & Co.                                          93,950       10,363,860
                                                             ------------
                                                              16,671,060

INSURANCE-1.4%
American International
  Group, Inc.                                    35,375        3,641,414

MORTGAGE BANKING-3.0%
Federal Home Loan Mortgage
  Corp.                                         144,000        7,785,000


15


PORTFOLIO OF INVESTMENTS (CONTINUED)
                                     ALLIANCE PREMIER GROWTH INSTITUTIONAL FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-5.2%
Associates First Capital Corp.
  Cl.A                                           85,376    $   3,116,224
MBNA Corp.                                      271,450        7,498,806
Newcourt Credit Group, Inc.                     109,800        1,804,837
The CIT Group, Inc.                              30,700          732,963
                                                             ------------
                                                              13,152,830
                                                             ------------
                                                              53,106,779

HEALTH CARE-11.9%
DRUGS-9.8%
Bristol-Myers Squibb Co.                         49,100        3,771,494
Pfizer, Inc.                                    149,000        5,885,500
Schering-Plough Corp.                           158,400        7,840,800
Warner-Lambert Co.                               94,800        7,566,225
                                                             ------------
                                                              25,064,019

MEDICAL SERVICES-2.1%
Cardinal Health, Inc.                            42,100        1,815,562
IMS Health, Inc.                                116,300        3,372,700
                                                             ------------
                                                               5,188,262
                                                             ------------
                                                              30,252,281

CONSUMER STAPLES-5.3%
RETAIL -FOOD & DRUGS-2.5%
Kroger Co. (a)                                  125,000        2,601,562
Safeway, Inc. (a)                                54,400        1,921,000
Walgreen Co.                                     79,300        1,997,369
                                                             ------------
                                                               6,519,931

TOBACCO-2.8%
Philip Morris Cos., Inc.                        279,800        7,047,463
                                                             ------------
                                                              13,567,394

MULTI-INDUSTRY COMPANY-2.9%
Tyco International Ltd.                         187,742        7,497,946

UTILITIES-2.7%
TELEPHONE UTILITY-2.7%
MCI WorldCom, Inc. (a)                           76,300        6,547,494
Sprint Corp.                                      4,900          364,131
                                                             ------------
                                                               6,911,625

ENERGY-1.5%
DOMESTIC INTEGRATED-1.5%
Atlantic Richfield Co.                           41,600        3,876,600

CAPITAL GOODS-1.0%
MISCELLANEOUS-1.0%
United Technologies Corp.                        41,300        2,498,650

CONSUMER MANUFACTURING-1.0%
AUTO & RELATED-0.8%
Ford Motor Co.                                   36,200        1,986,475

BUILDING & RELATED-0.2%
Masco Corp.                                      16,600          506,300
                                                             ------------
                                                               2,492,775

Total Common Stocks
  (cost $231,048,339)                                        251,340,512

SHORT-TERM INVESTMENTS-1.1%
COMMERCIAL PAPER-1.1%
General Electric Capital Corp.
  5.30%, 11/01/99
  (amortized cost $2,700,000)                    $2,700        2,700,000

TOTAL INVESTMENTS-99.6%
  (cost $233,748,339)                                        254,040,512
Other assets less
  liabilities-0.4%                                             1,018,621

NET ASSETS-100%                                            $ 255,059,133


(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


16


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999                             ALLIANCE QUASAR INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-94.6%
CONSUMER SERVICES-30.7%
AIRLINES-3.4%
Alaska Air Group, Inc. (a)                       15,400    $     612,150
America West Holdings Corp.
  Cl.B (a)                                       21,400          442,712
                                                             ------------
                                                               1,054,862

APPAREL-2.3%
Men's Wearhouse, Inc. (a)                        20,800          456,300
Stage Stores, Inc. (a)                           52,200          251,213
                                                             ------------
                                                                 707,513

BROADCASTING & CABLE-1.4%
Entercom Communications
  Corp. (a)                                       8,800          438,350

ENTERTAINMENT & LEISURE-10.7%
Ackerley Group, Inc.                             11,300          188,569
Bally Total Fitness Holding
  Corp. (a)                                      10,000          240,625
Cinar Corp. Cl.B (a)                             19,700          342,287
Imax Corp. (a)                                    9,700          201,275
Premier Parks, Inc. (a)                          38,600        1,116,987
SFX Entertainment, Inc.
  Cl.A (a)                                       14,550          508,341
Sunterra Corp. (a)                               45,300          453,000
Trans World Entertainment
  Corp. (a)                                      29,200          302,950
                                                             ------------
                                                               3,354,034

RETAIL-GENERAL MERCHANDISE-11.7%
BJ'S Wholesale Club,
  Inc. (a)                                       23,900          736,419
Furniture Brands International,
  Inc. (a)                                        5,700          110,437
Industrie Natuzzi SpA
  (ADR) (Italy)                                  23,200          423,400
Linens 'n Things, Inc. (a)                        3,000          119,250
Movado Group, Inc.                               17,100          376,200
Sharper Image Corp. (a)                           3,300           36,094
ShopKo Stores, Inc.                              14,000          350,875
Venator Group, Inc. (a)                         107,700          753,900
Zale Corp. (a)                                   17,400          728,625
                                                             ------------
                                                               3,635,200

MISCELLANEOUS-1.2%
Century Business Services,
  Inc. (a)                                       22,500          223,594
Insight Enterprises, Inc. (a)                     4,200          156,975
                                                             ------------
                                                                 380,569
                                                             ------------
                                                               9,570,528

TECHNOLOGY-15.6%
COMMUNICATION EQUIPMENT-0.8%
TeleSpectrum Worldwide,
  Inc. (a)                                       61,300          252,862

COMPUTER HARDWARE-2.1%
Apex, Inc. (a)                                   37,950          645,150

COMPUTER PERIPHERALS-0.7%
Proxicom, Inc. (a)                                2,800          214,900

COMPUTER SERVICES-1.9%
DBT Online, Inc. (a)                             26,000          607,750

COMPUTER SOFTWARE-5.1%
Aspect Development,
  Inc. (a)                                        5,800          205,175
BackWeb Technologies,
  Ltd. (a)                                        7,300          153,756
Business Objects S.A.
  (ADR) (a) (France)                              2,300          165,600
Intertrust Technologies
  Corp. (a)                                         200           10,900
InterWorld Corp. (a)                              9,600          393,600
New Era of Networks, Inc. (a)                     1,300           42,169
Sapient Corp. (a)                                 2,600          332,475
Visual Networks, Inc. (a)                         6,600          274,725
                                                             ------------
                                                               1,578,400

NETWORKING SOFTWARE-0.6%
MMC Networks, Inc. (a)                            5,800          184,875

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.8%
MKS Instruments, Inc. (a)                        11,800          247,800


17


PORTFOLIO OF INVESTMENTS (CONTINUED)         ALLIANCE QUASAR INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
SEMI-CONDUCTOR COMPONENTS-2.2%
Fairchild Semiconductor
  Corp. (a)                                      10,300    $     260,075
MIPS Technologies, Inc. (a)                       6,200          179,025
SDL, Inc. (a)                                     2,100          258,956
                                                             ------------
                                                                 698,056

MISCELLANEOUS-1.4%
DII Group, Inc. (a)                               2,900          104,400
Excalibur Technologies
  Corp. (a)                                      16,900          156,325
Security First Technologies
  Corp. (a)                                       4,000          160,750
                                                             ------------
                                                                 421,475
                                                             ------------
                                                               4,851,268

FINANCE-11.9%
BROKERAGE & MONEY MANAGEMENT-5.0%
Legg Mason, Inc.                                 42,700        1,553,213

REAL ESTATE-6.9%
Chelsea GCA Realty, Inc.                         42,100        1,305,100
MeriStar Hospitality Corp.                       17,700          284,306
Taubman Centers, Inc.                            50,400          570,150
                                                             ------------
                                                               2,159,556
                                                             ------------
                                                               3,712,769

CONSUMER MANUFACTURING-9.9%
AUTO & RELATED-6.4%
Budget Group, Inc. Cl.A (a)                      36,900          258,300
Circuit City Stores, Inc.-
  CarMax Group (a)                               62,400          171,600
Dollar Thrifty Automotive
  Group, Inc. (a)                                12,900          217,688
Group 1 Automotive, Inc. (a)                     32,100          537,675
Monaco Coach Corp. (a)                           34,537          811,619
                                                             ------------
                                                               1,996,882

TEXTILE PRODUCTS-3.5%
K-Swiss, Inc. Cl.A                                7,200           92,700
Mohawk Industries, Inc. (a)                      42,900          984,019
                                                             ------------
                                                               1,076,719
                                                             ------------
                                                               3,073,601

HEALTH CARE-9.3%
BIOTECHNOLOGY-1.4%
IDEC Pharmaceuticals
  Corp. (a)                                       3,700          429,894

MEDICAL PRODUCTS-0.9%
Summit Technology, Inc. (a)                      17,400          270,787

MEDICAL SERVICES-7.0%
Health Management Associates,
  Inc. Cl.A (a)                                  98,200          871,525
LifePoint Hospitals, Inc. (a)                    57,400          678,037
Medical Manager Corp. (a)                         6,100          305,763
Orthodontic Centers of
  America, Inc. (a)                              20,800          286,000
Women First HealthCare,
  Inc. (a)                                        8,100           60,244
                                                             ------------
                                                               2,201,569
                                                             ------------
                                                               2,902,250

ENERGY-5.2%
DOMESTIC PRODUCERS-0.9%
Murphy Oil Corp.                                  5,100          285,919

OIL SERVICE-2.1%
Ensco International, Inc.                        14,600          282,875
Global Marine, Inc. (a)                          10,900          165,543
Santa Fe International Corp.                      9,600          202,200
                                                             ------------
                                                                 650,618

PIPELINES-2.2%
Southern Union Co.                               33,400          676,350
                                                             ------------
                                                               1,612,887

TRANSPORTATION-4.1%
SHIPPING-1.2%
Teekay Shipping Corp.                            24,700          370,500

TRUCKING-0.8%
Consolidated Freightways
  Corp. (a)                                      31,600          248,850

MISCELLANEOUS-2.1%
Carey International, Inc. (a)                    31,300          663,169
                                                             ------------
                                                               1,282,519

UTILITIES-3.6%
ELECTRIC & GAS UTILITY-1.6%
Calpine Corp. (a)                                 8,600          495,575

TELEPHONE UTILITY-2.0%
Millicom International Cellular,
  SA (a) (Luxembourg)                            19,000          641,250
                                                             ------------
                                                               1,136,825

CAPITAL GOODS-2.7%
MACHINERY-1.5%
United Rentals, Inc. (a)                         25,600          476,800


18


                                             ALLIANCE QUASAR INSTITUTIONAL FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-1.2%
Applied Power, Inc. Cl.A                         12,300    $     357,469
                                                             ------------
                                                                 834,269

CONSUMER STAPLES-0.6%
RETAIL-FOOD & DRUG-0.1%
Whole Foods Market, Inc. (a)                      1,300           44,200

MISCELLANEOUS-0.5%
FirstService Corp. (a)                           13,700          154,981
                                                             ------------
                                                                 199,181

MULTI-INDUSTRY COMPANIES-0.6%
PROFESSIONAL SERVICES-0.6%
Korn/Ferry International (a)                      8,500          189,125

BASIC INDUSTRIES-0.4%
CHEMICALS-0.4%
Lyondell Chemical Co.                            10,600          128,525

TRANSPORTATION & SHIPPING-0.0%
AMERCO (a)                                          100            2,944
                                                             ------------
                                                                 131,469

CONSUMER PRODUCTS & SERVICES-0.0%
BUSINESS SERVICES-0.0%
Provant, Inc. (a)                                   200            3,525

Total Common Stocks
  (cost $30,884,133)                                          29,500,216

SHORT-TERM DEBT SECURITIES-7.7%
Federal National
  Mortgage Association
  5.16%, 11/01/99
  (amortized cost $2,400,000)                    $2,400        2,400,000

TOTAL INVESTMENTS-102.3%
  (cost $33,284,133)                                          31,900,216
Other assets less
  liabilities-(2.3%)                                            (702,893)

NET ASSETS-100%                                            $  31,197,323


(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


19


PORTFOLIO OF INVESTMENTS                        ALLIANCE REAL ESTATE INVESTMENT
OCTOBER 31, 1999                                             INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-99.9%
REAL ESTATE INVESTMENT TRUSTS-99.9%
APARTMENTS-10.2%
Apartment Investment &
  Management Co.                                  1,300    $      48,913
AvalonBay Communities, Inc.                       1,200           38,775
Essex Property Trust, Inc.                          900           29,306
                                                             ------------
                                                                 116,994

DIVERSIFIED & OTHERS-13.9%
Captec Net Lease Realty, Inc.                       500            5,375
Correctional Properties Trust                     1,700           22,419
Entertainment Properties Trust                    2,000           28,125
Glenborough Realty Trust, Inc.                    1,500           19,594
Golf Trust of America, Inc.                       1,200           21,525
Mission West Properties, Inc.                     1,200            9,225
Vornado Realty Trust                              1,700           53,868
                                                             ------------
                                                                 160,131

HOTELS & RESTAURANTS-6.9%
Hospitality Properties Trust                      1,200           25,350
Innkeepers USA Trust                              2,100           18,113
MeriStar Hospitality Corp.                        2,200           35,337
                                                             ------------
                                                                  78,800

MANUFACTURED HOME COMMUNITIES-2.2%
Sun Communities, Inc.                               800           25,500

OFFICE-24.9%
Alexandria Real Estate
  Equities, Inc.                                    900           25,875
Arden Realty Group, Inc.                          1,500           30,188
Boston Properties, Inc.                           1,800           53,662
Brookfield Properties
  Corp. (Canada)                                  4,500           48,656
Crescent Real Estate
  Equities Co.                                    1,500           25,031
Equity Office Properties Trust                    2,800           61,950
SL Green Realty Corp.                             2,200           40,013
                                                             ------------
                                                                 285,375

OFFICE-INDUSTRIAL MIX-12.6%
Brandywine Realty Trust                           2,100           35,306
Highwoods Properties, Inc.                        1,300           31,444
Reckson Associates Realty
  Corp.                                           2,300           42,550
Spieker Properties, Inc.                          1,000           34,937
                                                             ------------
                                                                 144,237

REGIONAL MALLS-6.4%
Macerich Co.                                      1,800           36,000
Mills Corp.                                       2,100           37,800
                                                             ------------
                                                                  73,800

SHOPPING CENTERS-8.8%
Pan Pacific Retail Properties,
  Inc.                                            2,800           51,100
Prime Retail, Inc.                                3,500           27,781
Regency Realty Corp.                              1,100           21,794
                                                             ------------
                                                                 100,675

STORAGE-4.4%
Public Storage, Inc.                              2,100           50,663

WAREHOUSE & INDUSTRIAL-9.6%
AMB Property Corp.                                  900           17,887
Cabot Industrial Trust                            2,000           40,000
ProLogis Trust                                    2,700           52,144
                                                             ------------
                                                                 110,031

TOTAL INVESTMENTS-99.9%
  (cost $1,189,129)                                            1,146,206
Other assets less
  liabilities-0.1%                                                   999

NET ASSETS-100%                                            $   1,147,205


See notes to financial statements.


20


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                                                                                                REAL ESTATE
                                                       PREMIER GROWTH          QUASAR            INVESTMENT
                                                       INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                            FUND                FUND                FUND
                                                       --------------      --------------      --------------
ASSETS
  Investments in securities, at value
    (cost $233,748,339, $33,284,133, and
    $1,189,129, respectively)                           $254,040,512        $ 31,900,216        $  1,146,206
  Cash                                                        32,421              96,321              55,603
  Receivable for investment securities sold                5,008,135             315,728                  -0-
  Receivable for capital stock sold                          466,717               5,670               1,760
  Interest and dividends receivable                           82,583               1,389               1,653
  Deferred organization expenses                              46,618              49,338              45,498
  Total assets                                           259,676,986          32,368,662           1,250,720

LIABILITIES
  Payable for investment securities purchased              4,048,499             729,898                  -0-
  Payable for capital stock redeemed                         257,689             322,471              15,328
  Advisory fee payable                                       184,348              11,040               8,034
  Distribution fee payable                                     1,836                 608                  -0-
  Accrued expenses                                           125,481             107,322              80,153
  Total liabilities                                        4,617,853           1,171,339             103,515

NET ASSETS                                              $255,059,133        $ 31,197,323        $  1,147,205

COMPOSITION OF NET ASSETS
  Capital stock, at par                                 $     14,534        $      3,943        $        169
  Additional paid-in capital                             217,088,150          35,787,341           6,200,839
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions                                          17,664,276          (3,210,044)         (5,010,880)
  Net unrealized appreciation (depreciation)
    of investments                                        20,292,173          (1,383,917)            (42,923)
                                                        $255,059,133        $ 31,197,323        $  1,147,205

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS I SHARES
  Net asset value, redemption and offering
    price per share ($247,268,600/14,087,641,
    $16,797,820/2,120,699 and $1,146,825/169,281
    shares of capital stock issued and
    outstanding, respectively)                                $17.55              $ 7.92              $ 6.77

  CLASS II SHARES
  Net asset value, redemption and offering
    price per share ($7,790,533/446,653,
    $14,399,503/1,822,484 and $380/56 shares
    of capital stock issued and outstanding,
    respectively)                                             $17.44              $ 7.90              $ 6.79


See notes to financial statements.


21


STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999                        ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                                                                                                REAL ESTATE
                                                       PREMIER GROWTH          QUASAR            INVESTMENT
                                                       INSTITUTIONAL       INSTITUTIONAL       INSTITUTIONAL
                                                            FUND                FUND                FUND
                                                       --------------      --------------      --------------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of
    $21,456, $2,841 and $1,215, respectively)           $    758,346        $    221,671        $    602,426
  Interest                                                   207,574              90,883              14,496
  Total income                                               965,920             312,554             616,922

EXPENSES
  Advisory fee                                             1,423,280             338,045             100,714
  Distribution fee--Class II                                  15,834               7,735                  -0-
  Administrative                                             123,000             123,000             123,000
  Custodian                                                  108,081             131,563              97,325
  Registration                                                58,708              28,729              21,421
  Transfer agency                                             37,421              31,368               8,380
  Audit and legal                                             36,252              12,012               9,338
  Amortization of organization expenses                       14,600              14,600              14,600
  Printing                                                    12,207              10,242               7,892
  Directors' fees                                              6,000               9,000              10,000
  Miscellaneous                                                3,769               4,724               3,201
  Total expenses                                           1,839,152             711,018             395,871
  Less: expenses waived and reimbursed by
    adviser (see Note B)                                    (537,087)           (282,162)           (283,965)
  Net expenses                                             1,302,065             428,856             111,906
  Net investment income (loss)                              (336,145)           (116,302)            505,016

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
  Net realized gain (loss) on investment
    transactions                                          18,918,502          (1,922,930)         (4,772,656)
  Net realized gain (loss) on foreign
    currency transactions                                        (26)                 -0-              1,105
  Net change in unrealized appreciation/
    depreciation of investments                           15,084,878           2,066,292           3,984,322
  Net gain (loss) on investments and
    foreign currency transactions                         34,003,354             143,362            (787,229)

NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $ 33,667,209        $     27,060        $   (282,213)


See notes to financial statements.


22


STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                                            PREMIER GROWTH                      QUASAR                  REAL ESTATE INVESTMENT
                                          INSTITUTIONAL FUND              INSTITUTIONAL FUND              INSTITUTIONAL FUND
                                     ------------------------------  ------------------------------  ------------------------------
                                       YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                       OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                          1999          1998 (A)          1999          1998 (B)          1999          1998 (C)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
  Net investment income (loss)        $   (336,145)   $     16,136    $   (116,302)   $      2,356    $    505,016    $    697,160
  Net realized gain (loss) on
    investments and foreign
    currency transactions               18,918,476        (887,491)     (1,922,930)     (1,287,114)     (4,771,551)       (324,943)
  Net change in unrealized
    appreciation/depreciation
    of investments                      15,084,878       5,207,295       2,066,292      (3,450,209)      3,984,322      (4,027,245)
  Net increase (decrease) in
    net assets from operations          33,667,209       4,335,940          27,060      (4,734,967)       (282,213)     (3,655,028)

DIVIDENDS TO
SHAREHOLDERS FROM:
  Net investment income
    Class I                                (46,397)             -0-         (1,770)             -0-       (504,998)       (655,108)
    Class II                                    -0-             -0-             -0-             -0-            (18)            (13)
  Distributions in excess of
    net investment income
    Class I                                     -0-             -0-        (24,626)             -0-        (69,087)             -0-
    Class II                                    -0-             -0-             -0-             -0-             (2)             -0-
  Tax return of capital
    Class I                                     -0-             -0-             -0-             -0-        (58,749)             -0-
    Class II                                    -0-             -0-             -0-             -0-             (2)             -0-

CAPITAL STOCK
TRANSACTIONS
  Net increase (decrease)              161,530,011      55,539,040      10,683,631      25,214,665     (16,131,069)     22,470,152
  Total increase (decrease)            195,150,823      59,874,980      10,684,295      20,479,698     (17,046,138)     18,160,003

NET ASSETS
  Beginning of period                   59,908,310          33,330      20,513,028          33,330      18,193,343          33,340
  End of period (including
    undistributed net investment
    income of $0, $16,136 and $0,
    $2,356 and $0, $40,785,
    respectively)                     $255,059,133    $ 59,908,310    $ 31,197,323    $ 20,513,028    $  1,147,205    $ 18,193,343


(a)  Commencement of operations, January 7, 1998.

(b)  Commencement of operations, March 17, 1998.

(c)  Commencement of operations, December 9, 1997.

     See notes to financial statements.


23


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Institutional Funds, Inc. (the "Company") was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company. The Company is comprised of three funds, Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund (the "Funds"). Each Fund has different investment objectives and policies. Prior to the commencement of operations on January 7, 1998, March 17, 1998 and December 9, 1997, respectively, the Funds had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 3,300 shares of Class I common stock of each Fund for $33,000, and 33 shares of Class II common stock of the Alliance Premier Growth Institutional Fund and the Alliance Quasar Institutional Fund for $330 and 34 shares of Class II common stock of the Alliance Real Estate Investment Institutional Fund for $340 in each case on November 12, 1997. Each Fund offers Class I and Class II shares. Sales are made without a sales charge, at each Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of securities, closed forward exchange currency contracts, holding of foreign currencies, options on foreign currencies, exchange gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. ORGANIZATION EXPENSES
Organization expenses of approximately $73,099 for the Real Estate Investment Institutional Fund, $73,098 for the Premier Growth Institutional Fund and $73,098 for the Quasar Institutional Fund have been deferred and are being amortized on a straight-line basis through December 2002, January and March 2003, respectively.


24


                                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

4. TAXES
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent fees. Expenses of the Company are charged to each Fund in proportion to net assets.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, certain Fund had permanent differences, primarily due to net operating loss and tax return of capital, which resulted a net decrease in distribution in excess of net investment income and a corresponding decrease in additional paid-in capital for those funds. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .90% of the Real Estate Investment Institutional Funds' average daily net assets and 1% of the Premier Growth Institutional Fund and Quasar Institutional Funds' average daily net assets. Such fees are accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90% and 1.30% of average daily net assets for Class I and Class II of the Premier Growth Institutional Fund; 1.20% and 1.35% of average daily net assets for Class I and Class IIof the Quasar Institutional Fund and 1.00% and 1.40% of average daily net assets for Class Iand Class II for the Real Estate Investment Institutional Fund. For the year ended October 31, 1999 such reimbursement amounted to: Premier Growth Institutional Fund $414,087; Quasar Institutional Fund $159,162 and Real Estate Investment Institutional Fund $160,965.

Pursuant to the advisory agreement, the Adviser provides to each Fund certain legal and accounting services. For the year ended October 31, 1999, the Adviser agreed to waive its fees for such services. Such waiver amounted to: Premier Growth Institutional Fund $123,000; Quasar Institutional Fund $123,000 and Real Estate Investment Institutional Fund $123,000.

The Funds compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $32,174, $28,810 and $6,556, respectively for the Premier Growth Institutional Fund, the Quasar Institutional Fund and the Real Estate Investment Institutional Fund for the year ended October 31, 1999.

For the year ended October 31, 1999, the Premier Growth Institutional Fund's expenses were reduced by $336 under an expense offset arrangement with Alliance Fund Services, Inc.


25


NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

Brokerage commissions paid on investment transactions for the year ended October 31, 1999, amounted to $321,005 for the Premier Growth Institutional Fund; $166,248 for the Quasar Institutional Fund and $66,558 for the Real Estate Investment Institutional Fund, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, and of which $160 for the Quasar Institutional Fund was paid to DLJ directly.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Funds have adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds' shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 1999 were as follows:

                                           PURCHASES                            SALES
                               ---------------------------------  ---------------------------------
                                  STOCKS AND     U.S. GOVERNMENT     STOCKS AND     U.S. GOVERNMENT
FUND                           DEBT OBLIGATIONS   AND AGENCIES    DEBT OBLIGATIONS   AND AGENCIES
--------                       ----------------  ---------------  ----------------  ---------------
Premier Growth Institutional     $277,928,211        $  -0-         $118,227,470        $  -0-
Quasar Institutional               56,738,829           -0-           45,299,819           -0-
Real Estate Investment
  Institutional                     3,440,485           -0-           19,094,536           -0-


At October 31, 1999, the cost of investments for federal income tax purposes and the tax basis gross unrealized appreciation, depreciation and net unrealized appreciation (depreciation), excluding foreign currency transactions, were as follows:

                                                          GROSS UNREALIZED            NET UNREALIZED
                                                 ----------------------------------    APPRECIATION
FUND                                 COST          APPRECIATION      DEPRECIATION     (DEPRECIATION)
--------                       ----------------  ----------------  ----------------  ----------------
Premier Growth Institutional     $234,352,388      $ 28,071,109      $ (8,382,985)     $ 19,688,124
Quasar Institutional               33,679,724         2,765,146        (4,544,654)       (1,779,508)
Real Estate Investment
  Institutional                     1,368,479             2,287          (224,560)         (222,273)


For Federal income tax purposes at October 31, 1999, the Funds had capital loss carryforwards as follows: $995,373 expiring 2006 and $1,819,081 expiring 2007 for the Quasar Institutional Fund, and $280,232 expiring in 2006 and $4,551,298 expiring 2007 for the Real Estate Investment Institutional Fund.


26


                                                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 18,000,000,000 shares of $.001 par value capital stock authorized, 6,000,000,000 shares each for Premier Growth Institutional Fund, Quasar Institutional Fund and Real Estate Investment Institutional Fund. Each Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in shares of capital stock were as follows:

                                PREMIER GROWTH INSTITUTIONAL FUND
                              SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                    JANUARY 7,                    JANUARY 7,
                                      1998(A)                       1998(A)
                      YEAR ENDED        TO         YEAR ENDED         TO
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                         1999          1998           1999           1998
                     ------------  ------------  --------------  --------------
CLASS I
Shares sold           10,778,679     4,846,318    $177,363,056    $ 56,837,599
Shares issued in
  reinvestment of
  dividends                2,643            -0-         36,258              -0-
Shares redeemed       (1,201,728)     (341,571)    (19,234,357)     (4,198,789)
Net increase           9,579,594     4,504,747    $158,164,957    $ 52,638,810

CLASS II
Shares sold              307,481       307,955    $  4,965,420    $  3,782,004
Shares redeemed         (100,367)      (68,449)     (1,600,366)       (881,774)
Net increase             207,114       239,506    $  3,365,054    $  2,900,230


                                     QUASAR INSTITUTIONAL FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                     MARCH 17,                     MARCH 17,
                                      1998(A)                       1998(A)
                      YEAR ENDED        TO         YEAR ENDED         TO
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                         1999          1998           1999           1998
                     ------------  ------------  --------------  --------------
CLASS I
Shares sold              874,661     3,009,763    $  6,854,096    $ 27,395,135
Shares issued in
  reinvestment of
  dividends                3,508            -0-         26,172              -0-
Shares redeemed       (1,523,199)     (247,334)    (12,062,941)     (1,985,986)
Net increase
  (decrease)            (645,030)    2,762,429    $ (5,182,673)   $ 25,409,149

CLASS II
Shares sold            4,272,523       785,381    $ 35,353,880    $  5,617,297
Shares redeemed       (2,450,077)     (785,376)    (19,487,576)     (5,811,781)
Net increase
  (decrease)           1,822,446             5    $ 15,866,304    $   (194,484)


(a)  Commencement of operations.


27


NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

                             REAL ESTATE INVESTMENT INSTITUTIONAL FUND
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                                    DECEMBER 9,                   DECEMBER 9,
                                      1997(A)                       1997(A)
                      YEAR ENDED        TO         YEAR ENDED         TO
                      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                         1999          1998           1999           1998
                     ------------  ------------  --------------  --------------
CLASS I
Shares sold              239,910     2,486,932    $  1,863,912    $ 23,779,985
Shares issued in
  reinvestment of
  dividends               84,640        78,721         632,589         655,108
Shares redeemed       (2,494,932)     (229,290)    (18,627,686)     (1,965,003)
Net increase
  (decrease)          (2,170,382)    2,336,363    $(16,131,185)   $ 22,470,090

CLASS II
Shares sold                   13             6    $        100    $         50
Shares issued in
  reinvestment of
  dividends                    2             1              16              12
Net increase                  15             7    $        116    $         62


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Funds did not utilize the Facility during the year ended October 31, 1999.


(a) Commencement of operations.


28


FINANCIAL HIGHLIGHTS                               ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                PREMIER GROWTH                QUASAR             REAL ESTATE INVESTMENT
                                               INSTITUTIONAL FUND        INSTITUTIONAL FUND        INSTITUTIONAL FUND
                                            ------------------------  ------------------------  ------------------------
                                                    CLASS I                   CLASS I                   CLASS I
                                            ------------------------  ------------------------  ------------------------
                                                          JANUARY 7,                MARCH 17,                DECEMBER 9,
                                                           1998(A)                   1998(A)                   1997(A)
                                            YEAR ENDED       TO       YEAR ENDED       TO       YEAR ENDED       TO
                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                               1999         1998         1999         1998         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.62       $10.00       $ 7.42       $10.00       $ 7.78       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)(c)             (.04)         .01         (.02)          -0-         .37          .43
Net realized and unrealized gain (loss)
  on investment transactions                    4.98         2.61          .53        (2.58)        (.90)       (2.26)
Net increase (decrease) in net asset
  value from operations                         4.94         2.62          .51        (2.58)        (.53)       (1.83)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.01)          -0-          -0-          -0-        (.37)        (.39)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)          -0-        (.06)          -0-
Tax return of capital                             -0-          -0-          -0-          -0-        (.05)          -0-
Total dividends and distributions               (.01)          -0-        (.01)          -0-        (.48)        (.39)
Net asset value, end of period                $17.55       $12.62       $ 7.92       $ 7.42       $ 6.77       $ 7.78

TOTAL RETURN
Total investment return based on net
  asset value (d)                              39.17%       26.20%        6.88%      (25.80)%      (7.21)%     (18.61)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $247,269      $56,894      $16,798      $20,513       $1,147      $18,193
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .90%         .90%(e)     1.20%        1.20%(e)     1.00%        1.00%(e)
  Expenses, before waivers/
    reimbursements                              1.28%        2.29%(e)     2.08%        3.82%(e)     3.54%        3.09%(e)
  Net investment income (loss) (c)              (.22)%        .08%(e)     (.20)%        .03%(e)     4.75%        5.62%(e)
Portfolio turnover rate                           85%          86%         144%          61%          32%          11%


See footnote summary on page 30.


29


FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                PREMIER GROWTH                QUASAR             REAL ESTATE INVESTMENT
                                               INSTITUTIONAL FUND        INSTITUTIONAL FUND        INSTITUTIONAL FUND
                                            ------------------------  ------------------------  ------------------------
                                                    CLASS II                  CLASS II                  CLASS II
                                            ------------------------  ------------------------  ------------------------
                                                          JANUARY 7,                MARCH 17,                DECEMBER 9,
                                                           1998(A)                   1998(A)                   1997(A)
                                            YEAR ENDED       TO       YEAR ENDED       TO       YEAR ENDED       TO
                                            OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                               1999         1998         1999         1998         1999         1998
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $12.58       $10.00       $ 7.40       $10.00       $ 7.77       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b) (c)            (.10)        (.03)        (.05)       (5.89)         .20          .41
Net realized and unrealized gain (loss)
  on investment transactions                    4.96         2.61          .55         3.29         (.74)       (2.28)
Net increase (decrease) in net asset
  value from operations                         4.86         2.58          .50        (2.60)        (.54)       (1.87)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-          -0-          -0-          -0-        (.36)        (.36)
Distributions in excess of
  net investment income                           -0-          -0-          -0-          -0-        (.04)          -0-
Tax return of capital                             -0-          -0-          -0-          -0-        (.04)          -0-
Total dividends and distributions                 -0-          -0-          -0-          -0-        (.44)        (.36)
Net asset value, end of period                $17.44       $12.58       $ 7.90       $ 7.40       $ 6.79       $ 7.77

TOTAL RETURN
Total investment return based on net
  asset value (d)                              38.63%       25.80%        6.76%      (26.00)%      (7.32)%     (19.02)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                     $7,790(f)    $3,014(f)   $14,400(f)      $283         $380         $320
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.30%        1.30%(e)     1.35%        1.60%(e)     1.40%        1.40%(e)
  Expenses, before waivers/
    reimbursements                              1.68%        2.65%(e)     2.14%        4.62%(e)     2.93%        3.59%(e)
  Net investment income (loss) (c)              (.62)%       (.38)%(e)    (.51)%       (.14)%(e)    2.32%        5.04%(e)
Portfolio turnover rate                           85%          86%         144%          61%          32%          11%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived by Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f) 000's omitted.


30


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                               ALLIANCE INSTITUTIONAL FUNDS
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS ALLIANCE INSTITUTIONAL FUNDS, INC. We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund (three funds comprising Alliance Institutional Funds, Inc.) (the "Funds") as of October 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds of Alliance Institutional Funds, Inc. as of October 31, 1999, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.



New York, New York
December 2, 1999


31

(LOGO)                        ALLIANCE INSTITUTIONAL FUNDS, INC.
                     - ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_________________________________________________________________
c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618

_________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                          March 1, 2000
_________________________________________________________________



         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus dated March 1, 2000 (the "Prospectus") for Alliance Institutional Funds, Inc. - Alliance Special Equity Institutional Fund. Copies of the Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown above.



                        TABLE OF CONTENTS

                                                             PAGE

DESCRIPTION OF THE FUND.....................................
MANAGEMENT OF THE FUND......................................
EXPENSES OF THE FUND........................................
PURCHASE OF SHARES..........................................
REDEMPTION AND REPURCHASE OF SHARES.........................
SHAREHOLDER SERVICES........................................
NET ASSET VALUE.............................................
DIVIDENDS, DISTRIBUTIONS AND TAXES..........................
PORTFOLIO TRANSACTIONS......................................
GENERAL INFORMATION.........................................



(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

                     DESCRIPTION OF THE FUND
_________________________________________________________________


         Alliance Institutional Funds, Inc. (the "Company") is an open-end management investment company whose shares are offered in separate series referred to herein as "Funds." Each Fund is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. A shareholder in a Fund will be entitled to his or her pro-rata share of all dividends and distributions arising from that Fund's assets and, upon redeeming shares of that Fund, the shareholder will receive the then current net asset value of the applicable class of shares of that Fund. (See "Purchase and Sale of Shares" in the Prospectus.) The Company is empowered to establish, without shareholder approval, additional Funds which may have different investment objectives.


         The Company currently has four portfolios: Alliance Special Equity Institutional Fund (the "Fund"), which is described in this Statement of Additional Information, and Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund which are each described in a separate Statement of Additional Information, copies of which can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

         Investments will be made based upon their potential for capital appreciation. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value, and there is, of course, no assurance that the Fund's investment objective will be met.

         The following investment policies and restrictions supplement those set forth in the Prospectus. Except as otherwise noted, the Fund's investment policies described below are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended, (the "1940 Act") and may be changed by the Board of Directors of the Company (the "Board of Directors" or the "Directors") without shareholder approval. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

         Convertible Securities. The Fund may invest in convertible securities which include bonds, debentures, corporate notes and preferred stocks that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible debt securities which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Fund may invest up to 20% of its net assets in the convertible securities of companies whose common stocks are eligible for purchase by the Fund under the investment policies described above.

         Rights and Warrants. The Fund may invest up to 5% of its net assets in rights or warrants which entitle the holder to buy equity securities at a specific price for a specific period of time, but will do so only if the equity securities themselves are deemed appropriate by Alliance Capital Management L.P., the Fund's adviser (the "Adviser") for inclusion in the Fund's portfolio. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time, a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

         Foreign Securities. The Fund may invest up to 15% of the value of its total assets in securities of foreign issuers whose common stocks are eligible for purchase by the Fund under the investment policies described above. Foreign securities investments are affected by exchange control regulations as well as by changes in governmental administration, economic or monetary policy (in the United States and abroad) and changed circumstances in dealings between nations. Currency exchange rate movements will increase or reduce the U.S. dollar value of the Fund's net assets and income attributable to foreign securities. Costs are incurred in connection with the conversion of currencies held by the Fund. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers, and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations.

         The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the portion of the Fund's investment portfolio invested in foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U. S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

         Securities settlements may in some instances be subject to delays and related administrative uncertainties. Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuers outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

         The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures that may involve additional costs to the Fund. These factors may affect the liquidity of the Fund's investments in any country in which any of these factors exists. The Adviser will monitor the effect of any such factor or factors on the Funds investments.
Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the U.S.

         Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

         The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization, or other confiscation, the Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

         Illiquid Securities. The Fund will not maintain more than 15% of its net assets in illiquid securities. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Fund may invest up to 5% of its net assets (taken at market value) in restricted securities (excluding Rule 144A securities) issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealers to institutional investors and in private transactions; they cannot be resold to the general public without registration.

         Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to "qualified institutional buyers". An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc. To the extent permitted by applicable law, Rule 144A securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by the Fund's Directors.

         The Fund's Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Fund's portfolio that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Fund's Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable interpretation or position with respect to such type of securities of the U.S. Securities and Exchange Commission (the "Commission").

         Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize their full value upon sale. A Fund that invests in securities for which there is no ready market may therefore not be able to readily sell such securities. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resale of securities.

         General. When business or financial conditions warrant, the Fund may assume a temporary defensive position and invest in high-grade short-term fixed-income securities, which may include
U.S. Government securities, or hold its assets in cash.

         Loans of Portfolio Securities. The risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income, or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights, and rights to dividends, interest or distributions. The Fund may pay reasonable finders, administrative and custodial fees in connection with a loan.

         Repurchase Agreements. The Fund may enter into repurchase agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyers money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Fund might be delayed in, or prevented from, selling the collateral for its benefit. The Adviser monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.


         Portfolio Turnover. The Fund's investment policies as described above (see ""Description of Funds") are based on the Adviser's assessment of fundamentals in the context of changing market valuations. They may therefore involve frequent purchases and sales of shares of a particular issuer as well as the replacement of securities. While it is anticipated that the Fund's annual portfolio turnover rate will not normally exceed 100%, it could, under some conditions, exceed 100%. A 100% annual turnover rate would occur, for example, if all of the stocks in the Fund's portfolio were replaced once in a period of one year. The Fund expects that more of its portfolio turnover will be attributable to increases and decreases in the size of particular portfolio positions rather than to the complete elimination of a particular issuer's securities from the Fund's portfolio. A high portfolio turnover rate will cause the Fund to realize short-term capital gains or losses on the sale of certain securities and correspondingly greater brokerage commission expenses than would a lower rate, which expenses must be borne by the Fund and its shareholders. See "Dividends, Distributions and Taxes."


Certain Fundamental Investment Policies

         The following restrictions may not be changed without a vote of a majority of the Fund's outstanding voting securities. For this purpose (and for the purpose of changing the Fund's investment restrictions and approving the Fund's advisory agreement, each as more fully described below), the approval of a majority of the Fund's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

         As a matter of fundamental policy, the Fund may not:

              (a) purchase more than 10% of the outstanding voting securities of any one issuer;

              (b) invest 25% or more of the value of its total assets in the same industry except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

              (c)  borrow money from banks or issue senior
         securities except for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made;

              (d) pledge, mortgage, hypothecate or otherwise encumber any of its assets except to secure permitted borrowings;

              (e) invest in the securities of any issuer that has a record of less than three years of continuous operation (including the operation of any predecessor) if as a result more than 10% of the value of the total assets of the Fund would be invested in the securities of such issuer or issuers;

              (f) make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

              (g) participate on a joint or joint and several basis in any securities trading account;

              (h)  invest in companies for the purpose of
         exercising control;

              (i)  write put options;

              (j) purchase a security if, as a result (unless the security is acquired pursuant to a plan of reorganization, merger, consolidation or an offer of exchange), the Fund would own more than 3% of the total outstanding voting stock of any investment company, more than 5% of the value of the Fund's total assets would be invested in securities of any one investment company or more than 10% of the value of the Fund's total assets would be invested in securities of any one or more investment companies; or

              (k)(i) purchase or sell real estate except that it may purchase and sell securities of companies which deal in real estate or interests therein, (ii) purchase or sell commodities or commodity contracts, (iii) invest in interests in oil, gas or other mineral exploration or development programs except that it may purchase and sell securities of companies that deal in oil, gas or other mineral exploration or development programs,
         (iv) make short sales of securities or purchase securities on margin except for such short-term credits as may be necessary for the clearance of transactions, or (v) act as an underwriter of securities except that the Fund may acquire restricted securities or securities in private placements under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act").

Application of Percentage Limitations

         Except as otherwise indicated, whenever any investment policy or restriction, described in the Prospectus or under the heading "Description of the Fund," states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

_________________________________________________________________

                     MANAGEMENT OF THE FUND
_________________________________________________________________

Adviser



         The Fund's investment adviser, Alliance Capital Management L.P. (the "Adviser"), 1345 Avenue of the Americas, New York, New York 10105, is a leading international investment adviser managing client accounts with assets as of December 31, 1999 totaling more than $368 billion (of which more than $169 billion represented the assets of investment companies). As of December 31, 1999, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 31 of the nations' FORTUNE 100 companies), for public employee retirement funds in 31 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 53 registered investment companies managed by the Adviser, comprising 119 separate investment portfolios, currently have approximately 5 million shareholder accounts.



         Alliance Capital Management Corporation ("ACMC") is the general partner of the Adviser and a wholly owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). Equitable, one of the largest life insurance companies in the United States, is the beneficial owner of an approximately 55.4% partnership interest in the Adviser. Alliance Capital Management Holding L.P. ("Alliance Holding") owns an approximately 41.9% partnership interest in the Adviser.******* Equity interests in Alliance Holding are traded
____________________

******* Until October 29, 1999, Alliance Holding served as the investment adviser to the Fund. On that date, Alliance Holding reorganized by transferring its business to the Adviser. Prior thereto, the Adviser had no material business operations. One result of the reorganization was that the Advisory Agreement, then between the Fund and Alliance Holding, was transferred to the Adviser by means of a technical assignment, and ownership of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc. the Fund's principal underwriter and transfer agent, respectively, also was transferred to the Adviser.

on the New York Stock Exchange in the form of units. Approximately 98% of such interests are owned by the public and management or employees of the Adviser and approximately 2% are owned by Equitable. Equitable is a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange. AXA Financial serves as the holding company for the Adviser, Equitable and Donaldson, Lufkin & Jenrette, Inc., an integrated investment and merchant bank. As of June 30, 1999, AXA, a French insurance holding company, owned approximately 58.2% of the issued and outstanding shares of common stock of AXA Financial.


         Under the Advisory Agreement between the Company and the Adviser (the "Advisory Agreement"), the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Company. Such officers and employees may be employees of the Adviser or its affiliates.

         The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Company prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).


         The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. The Fund may employ its own personnel or contract for services to be performed by third parties. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Board of Directors. The Fund paid to the Adviser a total of $0 in respect of such services during the Fund's fiscal period ended October 31, 1999


         For the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser at an annualized rate of 1% of the first $50 million, .75 of 1% of the excess over $50 million up to $100 million and .50 of 1% of the excess over

$100 million of the average daily value of the Fund's net assets.
The fee is accrued daily and paid monthly.


         For the fiscal period ended October 31, 1999, advisory fees paid to the Adviser with respect to the Fund amounted to $1,412,169.



         The Advisory Agreement became effective on November 7, 1997, having been approved by the unanimous vote, cast in person, of the Directors (including the Directors who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party) at a meeting called for that purpose held on that date, and by the Fund's initial shareholder approval date on April 30, 1999.



         The Advisory Agreement will continue in effect only so long as its continuance is specifically approved annually by a vote of a majority of the Fund's outstanding voting securities or by the Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined by the 1940 Act. Most recently, the Board of Directors approved the continuance of the Advisory Agreement for the Fund for another annual term at a meeting held on October 13, 1999.


         The Advisory Agreement is terminable without penalty by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Directors on 60 days' written notice, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

         Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by other of its clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund.
When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.


         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Disciplined Value Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Environment Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Greater China '97 Fund, Inc., Alliance Health Care Fund, Inc., Alliance High Yield Fund, Inc., Alliance Growth and Income Fund, Inc., Alliance Institutional Reserves, Inc., Alliance International Fund, Alliance International Premier Growth Fund, Inc., Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Premier Growth Fund, Inc., Alliance Quasar Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance Select Investor Series, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios and the Hudson River Trust, all registered open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.


Directors and Officers

         The Directors and principal officers of the Company, their ages and their principal occupations during the past five years are set forth below. Each of the Directors and officers are trustees, directors and officers of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each of the following is 1345 Avenue of the Americas, New York, New York 10105.

Directors


         JOHN D. CARIFA,********  54, Chairman of the Board of
Directors, is the President, Chief Operating Officer and a
Director of Alliance Capital Management Corporation ("ACMC"), with which he has been associated since prior to 1995.



         RUTH BLOCK, 68, was formerly Executive Vice President and Chief Insurance Officer of Equitable. She is a Director of
Ecolab Incorporated (specialty chemicals) and BP Amoco
Corporation (oil and gas).  Her address is 75 Briar Woods Trail,
Stamford, Connecticut, 06903.



         DAVID H. DIEVLER, 70, is an independent consultant. He was formerly a Senior Vice President of ACMC until 1994. He is currently an independent consultant. His address is P.O. Box
167, Spring Lake, New Jersey, 07762.



         JOHN H. DOBKIN, 58, has been the President of Historic Hudson Valley (historic preservation) since prior to 1995. Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown, New York 10591.



         WILLIAM H. FOULK, JR., 67, is an Investment Advisor and independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser with which he had been associated since prior to 1995. His address is Suite 100, 2 Greenwich Plaza, Greenwich, Connecticut 06830.



         DR. JAMES M. HESTER, 75, is President of the Harry Frank
Guggenheim Foundation, with which he has been associated since prior to 1995.  He was formerly President of New York University,
____________________

******** An "interested person" of the Fund as defined in the 1940 Act.

the New York Botanical Garden and Rector of the United Nations
University.  His address is 25 Cleveland Lane, Princeton, New
Jersey 08540.



         CLIFFORD L. MICHEL, 60, is a member of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1995. He is President and Chief Executive Officer of Wenonah Development Company (investments) and a Director of Placer Dome, Inc. (mining). His address is 80 Pine Street, New York, NY 10005.



         DONALD J. ROBINSON, 65, was formerly a partner at Orrick, Herrington & Sutcliff and is currently Senior Counsel to that law firm. His address is 98 Hell's Peak Road, Weston, VT
05161.


Officers


         JOHN D. CARIFA, Chairman and President, see biography under "Directors" above.



         ALFRED HARRISON, Executive Vice President, 62, is Vice
Chairman of the Board of ACMC, with which he has been associated since prior to 1995.



         ALDEN M. STEWART, Executive Vice President, 54, is an
Executive Vice President of ACMC, with which he has been associated since prior to 1995.



         JANE MACK GOULD, Executive Vice President, 61, is a
Senior Vice President of ACMC, with which she has been associated since prior to 1995.



         KATHLEEN A. CORBET, Senior Vice President, 40, is an
Executive Vice President of ACMC, with which she has been associated since prior to 1995.

         DANIEL G. PINE, Senior Vice President, 48, has been associated with the Adviser since 1996. Previously, he was a Senior Vice President of Desai Capital Management since prior to
1995.



         THOMAS BARDONG, Vice President, 54, is a Senior Vice
President of ACMC, with which he has been associated since prior to 1995.



         MARK J. CUNNEEN, Vice President, 39, is a Senior Vice President of ACMC, with which he has been associated since 1999. Prior thereto, he was head of INVESCO's New York Small Cap Equity Group and was responsible for overall portfolio management and the research of small cap technology industries. Previously, he was a small cap portfolio manager and analyst of Chancellor Capital Management since prior to 1995.



         DAVID KRUTH, Vice President, 35, is a Vice President of
ACMC, with which he has been associated since 1997. Prior thereto he was a Senior Vice President of the Yarmouth Group since prior to 1995.



         DANIEL NORDBY, Vice President, 55, is a Senior Vice
President of ACMC, with which he has been associated since 1996.
Prior thereto he was in private practice as a consulting psychologist since prior to 1995.



         MARK D. GERSTEN, Treasurer and Chief Financial Officer,
49, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS") with which he has been associated since prior to 1995.



         VINCENT S. NOTO, Controller, 35, is a Vice President of
AFS, with which he has been associated since prior to 1995.

         EDMUND P. BERGAN, JR., Secretary, 49, is a Senior Vice
President and General Counsel of Alliance Fund Distributors, Inc.
("AFD") and AFS, with which he has been associated since prior to 1995.



         DOMENICK PUGLIESE, Assistant Secretary, 37, is a Vice President and Assistant General Counsel of AFD, with which he has been associated since May 1995. Prior thereto, he was Vice President and Counsel of Concord Holding Corporation since 1994, Vice President and Associate General Counsel of Prudential Securities prior to 1995.



         ANDREW L. GANGOLF, Assistant Secretary, 44, is a Vice
President and Assistant General Counsel of AFD, with which he has been associated since prior to 1995.





         The aggregate compensation paid by the Fund to each of the Directors during its fiscal period ended October 31, 1999, the aggregate compensation paid to each of the Directors during calendar year 1999 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                             Total Number  Total Number
                                             of Investment of Investment
                                             Companies in  Portfolios
                                             the Alliance  within the
                              Total          Complex,      Alliance Fund
                              Compensation   Including the Complex,
                              from the       Company, as   including the
                 Aggregate    Alliance Fund  to which the  Fund, as to
                 Compensation Complex,       Director is a which the
                 from the     Including the  Director or   Director is a
Name of Director Company      Company        Trustee       Director or Trustee

John D. Carifa        $ -0-     $  -0-           50             103
Ruth Block            $291      $154,263         38              80
David H. Dievler      $291      $210,188         45              87
John H. Dobkin        $291      $206,488         42              84
William H. Foulk, Jr. $291      $246,413         45             98
Dr. James M. Hester   $291      $164,138         39             81
Clifford L. Michel    $291      $183,388         39              83
Donald J. Robinson    $291      $154,313         41             92



         As of February 4, 2000, the Directors and officers of the Company as a group owned less than 1% of the Class I and Class II shares of the Fund.


_________________________________________________________________

                      EXPENSES OF THE FUND
_________________________________________________________________

Distribution Services Agreement


         The Company has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's Class I and Class II shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class II shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").

         During the Fund's fiscal period ended October 31, 1999, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class II shares, in amounts aggregating $0, which constituted approximately 0% of the aggregate average daily net assets attributable to Class II shares during the period, and the Adviser made payments from its own resources as described above aggregating $0. Of the $0 paid by the Fund and the Adviser with respect to the Class II shares under the Agreement, $0 was spent on advertising, $0 on the printing and mailing of prospectuses for persons other than current shareholders, $0 for compensation to broker-dealers and other financial intermediaries (including $0 to the Fund's Principal Underwriters), $0 for compensation to sales personnel, $0 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $0 was spent on interest on Class II shares financing.


         Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued.
Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Company, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office.


         The Agreement became effective on November 14, 1997.
The Agreement will continue in effect so long as its continuance is specifically approved annually by the Directors or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. Most recently the continuance of the Agreement for another annual term was approved by a vote, cast in person, of the Directors, including a majority of the Directors who are not "interested persons," as defined in the 1940 Act, at their meeting held on October 13, 1999.


         In approving the Rule 12b-1 Plan, the Directors of the Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its Class II shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

         The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may, in turn, pay part or all of such compensation to brokers or other persons for their distribution assistance.

         In the event that the Rule 12b-1 Plan is terminated or not continued with respect to the Class II shares (i) no distribution services fee (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class.



Transfer Agency Agreement


         Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of the Adviser located at 500 Plaza Drive, Secaucus, New Jersey 07094 ("AFS"), acts as the Fund's registrar, transfer agent and dividend-disbursing agent. AFS receives a transfer agency fee per account holder of each of the Class I and Class II shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class II shares is higher than the transfer agency fee with respect to the Class I shares. For the fiscal period ended October 31, 1999, the Fund paid AFS $11,486 pursuant to the Transfer Agency Agreement.


_________________________________________________________________

                       PURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares--
How To Buy Shares."

General

         Class I shares of the Fund may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter,
(ii) through employee benefit plans, including defined contribution and defined benefit plans ("Employee Plans"), that have at least $10 million in assets, (iii) by investment advisory clients of the Adviser or its affiliates, (iv) by (a) officers and present or former Directors of the Company, (b) present or former directors and trustees of other investment companies managed by the Adviser, (c) present or retired full-time employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (d) officers and directors of ACMC, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (e) (1) the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any person listed in (a) through (d), (2) any trust, individual retirement account or retirement plan account for the benefit of any person listed in (a) through (d) or a relative of such person, or (3) the estate of any person listed in (a) through (d) or a relative of such person, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund), (v) by (a) the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates or
(b) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, and (vi) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter, and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

         Class II shares of the Fund may be purchased and held solely (i) by investors participating in wrap fee or other similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements established by the Principal Underwriter, and (ii) Employee Plans that have at least $10 million in assets.

         The shares of the Fund are offered on a continuous basis at a price equal to their net asset value. The minimum initial investment in the Company is $2,000,000, which may be invested in any one or more of the Funds. Investments made through fee-based or "wrap fee" programs will satisfy the minimum initial investment requirement if the fee-based or "wrap fee" program, as a whole, invests at least $2,000,000 in one or more of the Funds.

There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company.

         Investors may purchase shares of the Fund through their financial representatives. A transaction, service, administrative or other similar fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund as described in the Prospectus and this Statement of Additional Information, including requirements as to the minimum initial and subsequent investment amounts.

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Fund is their net asset value. On each Company business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any day on which the Exchange is open for trading.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for the purchase of shares placed through financial representatives, the applicable public offering price will be the net asset value as so determined, but only if the financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The financial representative is responsible for transmitting such orders by 5:00 p.m. Eastern time. If the financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the financial representative.

If the financial representative receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Company business day, the order to purchase shares is automatically placed the following Company business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a subscriber's account in the amount purchased by the subscriber. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or the subscriber's financial representative. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.



         In addition to the discount or commission paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent to locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.


         Class I and Class II shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that
(i) Class II has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fees are paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class II shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class II shares, then such amendment will also be submitted to the Class I shareholders and the Class II and Class I shareholders will vote separately thereon by class and
(ii) Class I shares are subject to a conversion feature.

         The Directors have determined that currently no conflict of interest exists between Class I and Class II shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Conversion of Class I Shares to Class II Shares


         Class I shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--General," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If
(i) a holder of Class I shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Class I shares as described in this Statement of Additional Information (each a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically to Class II shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge.

Class II shares currently bear a .30% distribution services fee. Class I shares do not have any distribution services fee. As a result, Class II shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Class I shares.


         The conversion of Class I shares to Class II shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class I shares to Class II shares does not constitute a taxable event under federal income tax law. The conversion of Class I shares to Class II shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Class I shareholder would be required to redeem his Class I shares, which would constitute a taxable event under federal income tax law.

_________________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -How to Sell Shares." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Redemption

         Subject to the limitations described below, the Company's Articles of Incorporation require that the Company redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. There is no redemption charge. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact the shareholder's financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of the shareholder's shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Company containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Company with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Company for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Company. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer once in any 30-day period (except for certain omnibus accounts), of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Company business day as defined above.
Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption by Check. Except for certain omnibus accounts or as noted below, each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Company business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. Telephone redemption by check is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or
(iv) held in any retirement plan account. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemptions - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Company reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Company nor the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Company may repurchase shares through the Principal Underwriter or selected financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request, except that requests placed through selected financial representatives before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the financial representative. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through the shareholder's financial representative. Neither the Company nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares. Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial representative, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Company reserves the right to close out an account that has remained below $200 for at least 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Company is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

_________________________________________________________________

                      SHAREHOLDER SERVICES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -Shareholder Services." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Exchange Privilege

         You may exchange your investment in the Fund for shares of the same class of any other Fund and for Class A shares of any other Alliance Mutual Fund (as defined below). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Company business day in order to be effected at that day's net asset value.


         Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -Quality Bond Portfolio
  -U.S. Government Portfolio
Alliance Disciplined Value Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Environment Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Health Care Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance International Fund
Alliance International Premier Growth Fund, Inc.
Alliance Limited Maturity Government Fund, Inc.
Alliance Mortgage Securities Income Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio

  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Short-Term U.S. Government Fund


         Please read carefully the portions of the prospectus of the Fund or Alliance Mutual Fund, as applicable, into which you wish to exchange before submitting the request. Call Alliance Fund Services, Inc. at (800) 221-5672 to exchange uncertificated shares. Exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus or the prospectus for the Fund or Alliance Mutual Fund whose shares are being acquired, as applicable. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund or the Alliance Mutual Fund, as applicable, whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in that fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of Funds or Alliance Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

         Each Fund shareholder, and the shareholder's financial representative, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc., receives a written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus.
Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange at (800) 221-5672 before 4:00 p.m., Eastern time, on a Company business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Company business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         None of the Company, the Alliance Mutual Funds, the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Company has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey 07096-1520

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Fund Services, Inc. as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a listing of the Fund's investments, financial statements and, in the case of the annual report, the report of the Company's independent auditors, Ernst & Young LLP, as well as a confirmation of each purchase and redemption of shares by the shareholder. By contacting his or her broker or Alliance Fund Services, Inc., a shareholder can arrange for copies of his or her account statements to be sent to another person.

_________________________________________________________________

                         NET ASSET VALUE
_________________________________________________________________

         The Fund's per share net asset value is computed in accordance with the Company's Articles of Incorporation and By-Laws at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Company, on each Company business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any weekday on which the Exchange is open for trading.

         In accordance with applicable rules under the 1940 Act, portfolio securities are valued at current market value or at fair value as determined in good faith by the Board of Directors. The Board of Directors has delegated to the Adviser certain of the Board's duties with respect to the following procedures. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicted below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other United States national securities exchanges or traded on The Nasdaq Stock Market, Inc.

are valued in like manner. Portfolio securities traded on the Exchange and on one or more foreign or other national securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more foreign or other national securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

         Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market, and securities listed on a U.S. national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices as reported by Nasdaq or, in the case of securities not quoted by Nasdaq, the National Quotation Bureau or another comparable sources.

         Listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

         Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for that day of valuations, the last available closing settlement price will be used.

         U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Directors determines that this method does not represent fair value).

         Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities.

         All other assets of the Fund are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors.

         Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

         The Board of Directors may suspend the determination of the Fund's, net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

         For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

         The assets belonging to the Class I and Class II shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

_________________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_________________________________________________________________

United States Federal Income Taxation of Dividends and
Distributions

General

         The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. Such qualification relieves the Fund of federal income tax liability on the part of its net ordinary income and net realized capital gains which it timely distributes to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify to be taxed as a "regulated investment company."

         The information set forth in the Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies to be taxed as a regulated investment company. An investor should consult the investor's own tax counsel with respect to the specific tax consequences of being a shareholder of the Fund, including the effect and applicability of federal, state and local tax laws to the investor's particular situation and the possible effects of changes therein.

         It is the present policy of the Fund to distribute to shareholders all net investment income annually and to distribute net realized capital gains, if any, annually. The amount of any such distributions necessarily depends upon the realization by the Fund of income and capital gains from investments.

         The Fund intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% federal excise tax imposed on certain undistributed income of regulated investment companies. The Fund will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year an amount equal to the sum of (i) 98% of its ordinary taxable income for the calendar year, (ii) 98% of its capital gain net income and foreign currency gains for the twelve months ended October 31 of such year and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be taxable to these shareholders for the year declared, and not for the subsequent calendar year in which the shareholders actually receive the dividend.

         Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. Dividends paid by the Fund and received by a corporate shareholder are eligible for the dividends received deduction to the extent that the Fund's income is derived from certain dividends received from domestic corporations, provided the corporate shareholder holds shares in the Fund for at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder becomes entitled to receive the dividend. In determining the holding period of shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. In addition, the dividends received deduction will be disallowed to the extent the investment in shares of the Fund is financed with indebtedness.


         Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to the
shareholder as described above.   Dividends are taxable in the
manner discussed regardless of whether they are paid to a shareholder in cash or are reinvested in additional shares of the Fund.


         If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

         Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a replacement if made within that period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.



         A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

         The Fund may be required to withhold federal income tax at the rate of 31% from all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Taxation of Foreign Stockholders

         The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of investing in the Fund.

_________________________________________________________________

                     PORTFOLIO TRANSACTIONS
_________________________________________________________________

         Subject to the general supervision of the Board of Directors, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

         Neither the Company nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment responsibilities with respect to all its client accounts.

         The Fund may deal in some instances in securities which are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer which is not a member of the exchange on which a security is listed.
Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

         The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

         The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ"), an affiliate of the Adviser, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of DLJ, for which DLJ may receive a portion of the brokerage commission. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that DLJ is an affiliate of the Adviser. With respect to orders placed with DLJ for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Company), or any affiliated person of such person, to receive a brokerage commission from such registered investment company, provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.


         During the fiscal period May 3, 1999 (commencement of operations) to October 31, 1999, the Fund incurred brokerage commissions amounted in the aggregate to $297,248. During the fiscal period May 3, 1999 (commencement of operations) to October 31, 1999, brokerage commissions amounting in the aggregate to $0 were paid to DLJ and brokerage commissions amounting in the aggregate to $0 were paid to brokers utilizing the Pershing Division of DLJ. During the fiscal period May 3, 1999 (commencement of operations) to October 31, 1999, the brokerage commissions paid to DLJ constituted 0% of the Fund's aggregate brokerage commissions and the brokerage commissions paid to brokers utilizing the Pershing Division of DLJ constituted 0% of the Fund's aggregate brokerage commissions. During the fiscal period May 3, 1999 (commencement of operations) to October 31, 1999 of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, 0% were effected through DLJ and 0% were effected through brokers utilizing the Pershing Division of DLJ. During the fiscal period May 3, 1999 (commencement of operations) to October 31, 1999, transactions in portfolio securities of the Fund aggregating $232,796,107 with associated brokerage commissions of approximately $121,469 were allocated to persons or firms supplying research services to the Fund or the Adviser.


_________________________________________________________________

                       GENERAL INFORMATION
_________________________________________________________________

Capitalization

         The Company is a Maryland corporation organized on October 3, 1997. The authorized capital stock of the Company consists of 24,000,000,000 shares, of which 3,000,000,000 shares are Class I shares of the Fund and 3,000,000,000 shares are Class II shares of the Fund, each having $.001 par value. The balance of the shares of the Company are Class I and Class II shares of the Company's other three portfolios.

         It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

         All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a new portfolio, each share of each portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting portfolios differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the 1940 Act, are available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

         A shareholder in the Fund will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current net asset value of the Fund represented by the redeemed shares. The Company is empowered to establish, without shareholder approval, additional portfolios in the Company, which may have different investment objectives, and additional classes of shares in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class has identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, Class II shares bear their own distribution expenses and Class I shares convert to Class II shares under certain circumstances. Each class of shares votes separately with respect to mattes for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.


         As of February 4, 2000 there were 44,779,003 Class I shares and 0 Class II shares of common stock of the Fund outstanding. To the knowledge of the Fund, the following persons owned, of record or beneficially, 5% or more of a class of the outstanding shares of the Fund as of February 4, 2000:

Name and Address                  Shares               % of Class

Class I

Donaldson Lufkin &                44,665,881               99.75%
Jenrette
Fidelity Mgmt Trust
82 Devonshire Street #H11D
Boston, MA 02109-3614


Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, will act as the Fund's custodian for the assets of the Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Directors, State Street Bank and Trust Company may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

         Legal matters in connection with the issuance of the shares of Common Stock offered hereby are passed upon by Seward & Kissel LLP, New York, New York. Seward & Kissel LLP has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent Auditors

         Ernst & Young LLP, New York, New York, has appointed as independent auditors for the Company.

Performance Information

         From time to time the Fund advertises its "total return." Computed separately for each class, the Fund's "total return" is its average annual compounded total return for its most recently completed one, five and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested in Fund shares when paid.

         The Fund's total return is computed separately for Class I and Class II shares. The Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses. Total return information is useful in reviewing the Fund's performance, but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the

Fund is not fixed and will fluctuate in response to prevailing market conditions.


         The Fund's average total return is computed separately for Class I and Class II shares. The average annual compounded total return based on net asset value since inception on May 3, 1999 through October 31, 1999 was 7.90% for Class I shares.


         Advertisements quoting performance rankings of the Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc., and advertisements presenting the historical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers, magazines such as Barrons, Business Week, Changing Times, Forbes, Investor's Daily, Money Magazine, The New York Times and The Wall Street Journal or other media on behalf of the Fund.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Fund Services, Inc. at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

_________________________________________________________________

     REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
_________________________________________________________________

















































                               46
00250237.AM0

ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND

ALLIANCE CAPITAL


ANNUAL REPORT
OCTOBER 31, 1999



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1999                     ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_______________________________________________________________________________


COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-99.8%
TECHNOLOGY-31.1%
COMMUNICATION EQUIPMENT-1.4%
Motorola, Inc.                                   71,700       $6,986,269

COMPUTER HARDWARE-5.7%
Dell Computer Corp. (a)                         440,400       17,671,050
International Business
Machines Corp.                                  110,900       10,909,787
                                                             ------------
                                                              28,580,837

COMPUTER SERVICES-1.7%
Computer Sciences Corp. (a)                     121,500        8,345,531

COMPUTER SOFTWARE-3.7%
Microsoft Corp. (a)                             197,400       18,271,838

INTERNET SOFTWARE-1.0%
America Online, Inc.                             38,500        4,992,969

NETWORKING SOFTWARE-4.6%
Cisco Systems, Inc. (a)                         311,750       23,069,500

SEMI-CONDUCTORS & COMPONENTS-5.8%
Altera Corp. (a)                                138,400        6,729,700
Intel Corp.                                     286,000       22,147,125
                                                             ------------
                                                              28,876,825

MISCELLANEOUS-7.2%
Sanmina Corp. (a)                               158,800       14,301,925
Solectron Corp. (a)                             291,300       21,920,325
                                                             ------------
                                                              36,222,250
                                                             ------------
                                                             155,346,019

CONSUMER SERVICES-20.3%
BROADCASTING & CABLE-8.1%
AMFM, Inc. (a)                                  125,000        8,750,000
AT&T Corp.-Liberty Media Group (a)              453,798       18,010,108
Comcast Corp. Cl.A                              186,400        7,852,100
MediaOne Group, Inc. (a)                         79,000        5,613,938
                                                             ------------
                                                              40,226,146

ENTERTAINMENT & LEISURE-5.3%
Carnival Corp.                                  120,000        5,340,000
Harley-Davidson, Inc.                           224,600       13,321,587
Time Warner, Inc.                               114,000        7,944,375
                                                             ------------
                                                              26,605,962

PRINTING & PUBLISHING-0.6%
IDG Books Worldwide, Inc. Cl.A (a)              179,800        3,213,925

RETAIL - GENERAL MERCHANDISE-6.3%
Home Depot, Inc.                                 72,300        5,458,650
Kohl's Corp. (a)                                188,000       14,064,750
Tiffany & Co.                                   128,200        7,627,900
Wal-Mart Stores, Inc.                            79,020        4,479,446
                                                             ------------
                                                              31,630,746
                                                             ------------
                                                             101,676,779

FINANCE-13.4%
BANKING - MONEY CENTER-5.7%
Chase Manhattan Corp.                            79,000        6,902,625
Citigroup, Inc.                                 396,273       21,448,276
                                                             ------------
                                                              28,350,901

BANKING - REGIONAL-0.2%
BankAmerica Corp.                                18,147        1,168,213

BROKERAGE & MONEY MANAGEMENT-0.5%
Merrill Lynch & Co., Inc.                        33,000        2,590,500

INSURANCE-3.8%
AFLAC, Inc.                                     149,000        7,617,625
American International Group, Inc.              109,281       11,249,113
                                                             ------------
                                                              18,866,738


2


                                     ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-3.2%
Associates First Capital Corp. Cl.A             238,500       $8,705,250
MBNA Corp.                                      260,400        7,193,550
                                                             ------------
                                                              15,898,800
                                                             ------------
                                                              66,875,152

HEALTH CARE-12.0%
DRUGS-5.8%
Bristol-Myers Squibb Co.                        241,000       18,511,812
Schering-Plough Corp.                           210,000       10,395,000
                                                             ------------
                                                              28,906,812

MEDICAL PRODUCTS-4.2%
Guidant Corp.                                   128,000        6,320,000
Medtronic, Inc.                                 246,888        8,548,497
Stryker Corp.                                    99,000        6,113,250
                                                             ------------
                                                              20,981,747

MEDICAL SERVICES-2.0%
Cardinal Health, Inc.                            21,000          905,625
IMS Health, Inc.                                316,400        9,175,600
                                                             ------------
                                                              10,081,225
                                                             ------------
                                                              59,969,784

UTILITIES-6.2%
TELEPHONE UTILITY-6.2%
Global TeleSystems Group, Inc. (a)              220,000        5,266,250
MCI WorldCom, Inc. (a)                          181,500       15,574,969
Qwest Communications International, Inc. (a)    132,000        4,752,000
Sprint Corp.                                     70,000        5,201,875
                                                             ------------
                                                              30,795,094

ENERGY-5.8%
DOMESTIC PRODUCERS-3.7%
Apache Corp.                                    180,000        7,020,000
Devon Energy Corp.                              300,800       11,693,600
                                                             ------------
                                                              18,713,600

OIL SERVICE-0.8%
BJ Services Co. (a)                             115,000        3,945,937

MISCELLANEOUS-1.3%
AES Corp. (a)                                   110,400        6,230,700
                                                             ------------
                                                              28,890,237

MULTI-INDUSTRY COMPANIES-3.4%
Tyco International, Ltd.                        432,000       17,253,000

CONSUMER STAPLES-2.4%
COSMETICS-0.6%
The Estee Lauder Co., Inc.                       60,000        2,797,500

RETAIL - FOOD & DRUG-1.8%
Kroger Co. (a)                                  439,000        9,136,688
                                                             ------------
                                                              11,934,188

BASIC INDUSTRY-2.1%
CONTAINERS-2.1%
Sealed Air Corp. (a)                            189,100       10,471,413

CAPITAL GOODS-2.1%
MISCELLANEOUS-2.1%
Allied-Signal, Inc.                             183,600       10,453,725

CONSUMER MANUFACTURING-1.0%
BUILDING & RELATED-1.0%
Masco Corp.                                     166,000        5,063,000

TOTAL INVESTMENTS-99.8%
  (cost $342,114,484)                                        498,728,391
Other assets less liabilities-0.2%                             1,117,124

NET ASSETS-100%                                             $499,845,515


(a)  Non-income producing security


3


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999                     ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value
    (cost $342,114,484)                                           $498,728,391
  Receivable for investment securities sold                          2,392,296
  Receivable for capital stock sold                                    740,891
  Dividends receivable                                                 193,714
  Other assets                                                          31,021
  Total assets                                                     502,086,313

LIABILITIES
  Due to custodian                                                     405,171
  Payable for investment securities purchased                          690,831
  Payable for capital stock redeemed                                   605,273
  Advisory fee payable                                                 236,112
  Accrued expenses                                                     303,411
  Total liabilities                                                  2,240,798

NET ASSETS                                                        $499,845,515

COMPOSITION OF NET ASSETS
  Capital stock, at par                                                $46,316
  Additional paid-in capital                                       339,480,671
  Accumulated net realized gain on investments                       3,704,621
  Net unrealized appreciation of investments                       156,613,907
                                                                  $499,845,515

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS I SHARES
  Net asset value, redemption and offering price per share
    ($499,845,515 / 46,316,241 shares of capital stock
    issued and outstanding)                                             $10.79


See notes to financial statements.


4


STATEMENT OF OPERATIONS
MAY 3, 1999 (A) TO OCTOBER 31, 1999

                                     ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends                                           $  850,937
  Interest                                               115,811   $   966,748

EXPENSES
  Advisory fee                                         1,412,169
  Registration                                           127,100
  Audit and legal                                         81,267
  Custodian                                               70,744
  Administrative                                          64,500
  Printing                                                24,998
  Transfer agency                                         11,486
  Directors' fees                                          5,000
  Miscellaneous                                           40,674
  Total expenses                                       1,837,938
  Less: expenses waived by adviser See Note B)           (64,500)
  Net expenses                                                       1,773,438
  Net investment loss                                                 (806,690)

REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
  Net realized gain on investment
    transactions                                                     3,704,621
  Net unrealized appreciation of
    investments                                                    156,613,907
  Net gain on investment
    transactions                                                   160,318,528

NET INCREASE IN NET ASSETS FROM
OPERATIONS                                                        $159,511,838


(a)  Commencement of operations.

     See notes to financial statements.


5


STATEMENT OF CHANGES IN NET ASSETS

                                     ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_______________________________________________________________________________

                                                             MAY 3, 1999 (A) TO
                                                                OCTOBER 31,
                                                                    1999
                                                             ------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                                              $(806,690)
  Net realized gain on investment transactions                     3,704,621
  Net unrealized appreciation of investments                     156,613,907
  Net increase in net assets from operations                     159,511,838

CAPITAL STOCK TRANSACTIONS
  Net increase                                                   340,333,677
  Total increase                                                 499,845,515

NET ASSETS
  Beginning of period                                                     -0-
  End of period                                                 $499,845,515


(a)  Commencement of operations.

     See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999                     ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Special Equity Institutional Fund, Inc. (the "Fund"), is one of the series of the Alliance Institutional Funds, Inc. (the "Company"), which was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-ended series investment company. The Company is comprised of three other funds, Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund. Each fund has different investment objectives and policies. The Fund commenced operations on May 3, 1999 offering Class I and Class II shares. As of October 31, 1999 there were no Class II shares outstanding. Sales are made without a sales charge, at the Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of securities, closed forward exchange currency contracts, holding of foreign currencies, options on foreign currencies, exchange gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income.


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                          ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_______________________________________________________________________________

Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent fees. Expenses of the Company are charged to the Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to net investment loss, resulted in a net decrease in accumulated net investment loss and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annualized rate of 1% of the first $50 million, .75 of 1% of the excess over $50 million up to $100 million and .50 of 1% of the excess over $100 million of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Adviser provides to the Fund certain legal and accounting services. For the period ended October 31, 1999, the Adviser agreed to waive its fees for such services. Such waiver amounted to $64,500.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $9,000 for the period ended October 31, 1999.

Brokerage commissions paid on investment transactions for the period ended October 31, 1999, amounted to $297,248, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $485,285,495 and $146,875,456, respectively, for the period ended October 31, 1999. There were no purchases and sales of U.S. government and


8


                                     ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_______________________________________________________________________________

government agency obligations for the period ended October 31, 1999.

At October 31, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $161,307,660 and gross unrealized depreciation of investments was $4,693,753 resulting in net unrealized appreciation of $156,613,907.


NOTE E: CAPITAL STOCK
There are 6,000,000,000 shares of $.001 par value capital stock authorized for the Fund. The Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                        SHARES             AMOUNT
                    ----------------------------------
                    MAY 3, 1999(A)      MAY 3, 1999(A)
                         TO                  TO
                     OCT. 31, 1999      OCT. 31, 1999
                     -------------      -------------
CLASS I
Shares sold           49,247,297        $370,728,404
Shares redeemed       (2,931,056)        (30,394,727)
Net increase          46,316,241        $340,333,677


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the period ended October 31, 1999.


(a) Commencement of operations.


9


FINANCIAL HIGHLIGHTS                 ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                               CLASS I
                                            --------------
                                            MAY 3, 1999 (A)
                                                  TO
                                              OCTOBER 31,
                                                 1999
                                            --------------
Net asset value, beginning of period            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                           (.02)
Net realized and unrealized gain on
  investment transactions                          .81
Net increase in net asset value
  from operations                                  .79
Net asset value, end of period                  $10.79

TOTAL RETURN
Total investment return based on
  net asset value (c)                             7.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $499,846
Ratios to average net assets of:
  Expenses, net of waivers (d)                     .73%
  Expenses, before waivers (d)                     .75%
  Net investment loss (d)                         (.33)%
Portfolio turnover rate                             35%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.


10


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                 ALLIANCE SPECIAL EQUITY INSTITUTIONAL FUND
_______________________________________________________________________________

To the Shareholders and Board of Directors Alliance Special Equity Institutional Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Alliance Special Equity Institutional Fund (one of the series comprising Alliance Institutional Fund, Inc.) as of October 31, 1999, and the related statement of operations, changes in net assets and financial highlights for the period from May 3, 1999 (commencement of operations) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Alliance Special Equity Institutional Fund as of October 31, 1999, the results of its operations, changes in its net assets, and the financial highlights for the period from May 3, 1999 to October 31, 1999, in conformity with generally accepted accounting principles.



New York, New York
December 2, 1999


11

                             PART C

                        OTHER INFORMATION

ITEM 23. Exhibits

         (a) (1) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on October 3, 1997.

              (2) Articles Supplementary to the Charter of the Registrant dated February 25, 1999 - Filed herewith.

         (b) By-Laws of the Registrant - Incorporated by reference to Exhibit 2 to the Fund's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on October 3, 1997.

         (c)  Not applicable.



         (d)  Advisory Agreement between the Registrant and
              Alliance Capital Management L.P. as amended May 1,
              1999 - Filed herewith.

         (e) (1) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit
                   (e)(1) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403)
                   filed with the Securities and Exchange
                   Commission on December 15, 1998.

              (2) Form of Selected Dealer Agreement between Alliance Fund Distributors, Inc. and selected dealers offering shares of the Registrant - Incorporated by reference to Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on November 14, 1997.

              (3)  Form of Selected Agent Agreement between
                   Alliance Fund Distributors, Inc. and selected agents making available shares of the

                   Registrant - Incorporated by reference to
                   Exhibit 6(c) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403)
                   filed with the Securities and Exchange
                   Commission on November 14, 1997.

         (f)  Not applicable.

         (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on December 15, 1998.

              (2)  Amendment to Custodian Contract between the
                   Registrant and State Street Bank and Trust
                   Company dated June 1, 1999 - Filed herewith.

         (h) (1) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on December 15, 1998.

              (2)  Expense Limitation Undertaking by Alliance
                   Capital Management L.P. with respect to
                   Alliance Premier Growth Institutional Fund -
                   Filed herewith.

              (3)  Expense Limitation Undertaking by Alliance
                   Capital Management L.P. with respect to
                   Alliance Quasar Institutional Fund - Filed herewith.

              (4)  Expense Limitation Undertaking by Alliance
                   Capital Management L.P. with respect to
                   Alliance Real Estate Institutional Fund -
                   Filed herewith.

         (i) (1) Opinion and Consent of Seward & Kissel - Filed herewith.

              (2)  Opinion and Consent of Venable, Baetjer and
                   Howard, LLP. -  Incorporated by reference to

                   Exhibit 10(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403)
                   filed with the Securities and Exchange
                   Commission on November 14, 1997.

         (j)  Consent of Independent Auditors - Filed herewith.

         (k)  Not applicable.

         (l) Investment representation letter of Alliance Capital Management L.P. - Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on November 14, 1997.

         (m)  Rule 12b-1 Plan - See Exhibit (e)(1).

         (n)  Financial Data Schedule - Filed herewith.

         (o) Rule 18f-3 Plan - Incorporated by reference to Exhibit (0) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-37177 and 811-08403) filed with the Securities and Exchange Commission on December 15, 1998.

         Other Exhibits:
              Powers of Attorney for: Ruth Block, John D. Carifa,
              David H. Dievler, John H. Dobkin, William H. Foulk,
              Jr., James M. Hester, Clifford L. Michel and
              Donald J. Robinson - Filed herewith.

ITEM 24. Persons Controlled by or under Common Control with the Fund.

         None.

ITEM 25. Indemnification.

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit 1 hereto, Article VII and Article VIII of Registrant's By-Laws, filed as Exhibit (b) hereto, and Section 10 of the Distribution

         Services Agreement, filed as Exhibit (e)(1) hereto.  The
         Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement, filed as Exhibit (d) hereto.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance,
         (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or
         (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         The Registrant participates in a joint
         trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26. Business and Other Connections of Investment Adviser.

         The descriptions of Alliance Capital Management L.P.
         under the captions "Management of the Funds" in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27. Principal Underwriters.

    (a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

         AFD Exchange Reserves

         Alliance All-Asia Investment Fund, Inc.
         Alliance Balanced Shares, Inc.
         Alliance Bond Fund, Inc.
         Alliance Capital Reserves
         Alliance Disciplined Value Fund, Inc.
         Alliance Global Dollar Government Fund, Inc.
         Alliance Global Environment Fund, Inc.
         Alliance Global Small Cap Fund, Inc.
         Alliance Global Strategic Income Trust, Inc.
         Alliance Government Reserves
         Alliance Greater China '97 Fund, Inc.
         Alliance Growth and Income Fund, Inc.
         Alliance Health Care Fund, Inc.
         Alliance High Yield Fund, Inc.
         Alliance Institutional Funds, Inc.
         Alliance Institutional Reserves, Inc.
         Alliance International Fund
         Alliance International Premier Growth Fund, Inc.
         Alliance Limited Maturity Government Fund, Inc.
         Alliance Money Market Fund
         Alliance Mortgage Securities Income Fund, Inc.
         Alliance Multi-Market Strategy Trust, Inc.
         Alliance Municipal Income Fund, Inc.
         Alliance Municipal Income Fund II
         Alliance Municipal Trust
         Alliance New Europe Fund, Inc.
         Alliance North American Government Income Trust, Inc.
         Alliance Premier Growth Fund, Inc.
         Alliance Quasar Fund, Inc.
         Alliance Real Estate Investment Fund, Inc.
         Alliance Select Investor Series, Inc.
         Alliance Technology Fund, Inc.
         Alliance Utility Income Fund, Inc.
         Alliance Variable Products Series Fund, Inc.
         Alliance Worldwide Privatization Fund, Inc.
         The Alliance Fund, Inc.
         The Alliance Portfolios

    (b)  The following are the Directors and Officers of Alliance
         Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New
         York, 10105.

                            POSITIONS AND           POSITIONS AND
                            OFFICES WITH            OFFICES WITH
    NAME                    UNDERWRITER             REGISTRANT

Michael J. Laughlin         Director and Chairman

John D. Carifa              Director                Chairman and
                                                    President

Robert L. Errico            Director and President

Geoffrey L. Hyde            Director and Senior
                            Vice President

Dave H. Williams            Director

David Conine                Executive Vice President

Richard K. Saccullo         Executive Vice President

Edmund P. Bergan, Jr.       Senior Vice President,  Secretary
                            General Counsel and
                            Secretary

Richard A. Davies           Senior Vice President
                            and Managing Director

Robert H. Joseph, Jr.       Senior Vice President
                            and Chief Financial Officer

Anne S. Drennan             Senior Vice President
                            and Treasurer

Benji A. Baer               Senior Vice President

Karen J. Bullot             Senior Vice President

John R. Carl                Senior Vice President

James S. Comforti           Senior Vice President

James L. Cronin             Senior Vice President

Daniel J. Dart              Senior Vice President

Byron M. Davis              Senior Vice President

Mark J. Dunbar              Senior Vice President

Donald N. Fritts            Senior Vice President

Bradley F. Hanson           Senior Vice President

George H. Keith             Senior Vice President

Richard E. Khaleel          Senior Vice President

Stephen R. Laut             Senior Vice President

Susan L. Matteson-King      Senior Vice President

Daniel D. McGinley          Senior Vice President

Antonios G. Poleondakis     Senior Vice President

Robert E. Powers            Senior Vice President

Kevin A. Rowell             Senior Vice President

Raymond S. Sclafani         Senior Vice President

Gregory K. Shannahan        Senior Vice President

Joseph F. Sumanski          Senior Vice President

Peter J. Szabo              Senior Vice President

William C. White            Senior Vice President

Nicholas K. Willett         Senior Vice President

Richard A. Winge            Senior Vice President

Gerard J. Friscia           Vice President and
                            Controller

Ricardo Arreola             Vice President

Kenneth F. Barkoff          Vice President

Charles M. Barrett          Vice President

Gregory P. Best             Vice President

Casimir F. Bolanowski       Vice President

Robert F. Brendli           Vice President

Christopher L. Butts        Vice President

Timothy W. Call             Vice President

Jonathan W. Cangalosi       Vice President

Kevin T. Cannon             Vice President

William W. Collins, Jr.     Vice President

Leo H. Cook                 Vice President

Russell R. Corby            Vice President

John W. Cronin              Vice President

William J. Crouch           Vice President

Robert J. Cruz              Vice President

Richard W. Dabney           Vice President

John F. Dolan               Vice President

Richard P. Dyson            Vice President

John C. Endahl              Vice President

John E. English             Vice President

Sohaila S. Farsheed         Vice President

Duff C. Ferguson            Vice President

Daniel J. Frank             Vice President

Shawn C. Gage               Vice President

Joseph C. Gallagher         Vice President

Andrew L. Gangolf           Vice President and      Assistant
                             Assistant General      Secretary
                             Counsel

Alex G. Garcia              Vice President

Mark D. Gersten             Vice President          Treasurer and
                                                    Chief
                                                    Financial
                                                    Officer

John Grambone               Vice President

Charles M. Greenberg        Vice President

Alan Halfenger              Vice President

William B. Hanigan          Vice President

Michael S. Hart             Vice President

Timothy A. Hill             Vice President

Brian R. Hoegee             Vice President

George R. Hrabovsky         Vice President

Valerie J. Hugo             Vice President

Michael J. Hutten           Vice President

Scott Hutton                Vice President

Oscar J. Isoba              Vice President

Richard D. Keppler          Vice President

Richard D. Kozlowski        Vice President

Daniel W. Krause            Vice President

Donna M. Lamback            Vice President

P. Dean Lampe               Vice President

Nicholas J. Lapi            Vice President

Henry Michael Lesmeister    Vice President

Eric L. Levinson            Vice President

James M. Liptrot            Vice President

James P. Luisi              Vice President

Jerry W. Lynn               Vice President

Michael F. Mahoney          Vice President

Shawn P. McClain            Vice President

David L. McGuire            Vice President

Jeffrey P. Mellas           Vice President

Michael V. Miller           Vice President

Thomas F. Monnerat          Vice President

Timothy S. Mulloy           Vice President

Joanna D. Murray            Vice President

Michael F. Nash, Jr.        Vice President

Nicole Nolan-Koester        Vice President

Daniel A. Noto              Vice President

Peter J. O'Brien            Vice President

John C. O'Connell           Vice President

John J. O'Connor            Vice President

Christopher W. Olson        Vice President

Richard J. Olszewski        Vice President

Catherine N. Peterson       Vice President

James J. Posch              Vice President

Domenick Pugliese           Vice President and      Assistant
                            Assistant General       Secretary
                            Counsel

Bruce W. Reitz              Vice President

Karen C. Satterberg         Vice President

John P. Schmidt             Vice President

Robert C. Schultz           Vice President

Richard J. Sidell           Vice President

Clara Sierra                Vice President

Teris A. Sinclair           Vice President

Scott C. Sipple             Vice President

Martine H. Stansbery, Jr.   Vice President

Vincent T. Strangio         Vice President

Andrew D. Strauss           Vice President

Michael J. Tobin            Vice President

Joseph T. Tocyloski         Vice President

Benjamin H. Travers         Vice President

David R. Turnbough          Vice President

Martha D. Volcker           Vice President

Patrick E. Walsh            Vice President

Mark E. Westmoreland        Vice President

David E. Willis             Vice President

Emilie D. Wrapp             Vice President and
                            Assistant General
                            Counsel

Michael W. Alexander        Assistant Vice
                            President

Richard J. Appaluccio       Assistant Vice
                            President

Paul G. Bishop              Assistant Vice
                            President

Mark S. Burns               Assistant Vice
                            President

John M. Capeci              Assistant Vice
                            President

Maria L. Carreras           Assistant Vice
                            President

John P. Chase               Assistant Vice
                            President

William P. Condon           Assistant Vice
                            President

Jean A. Coomber             Assistant Vice
                            President

Terri J. Daly               Assistant Vice
                            President

Ralph A. DiMeglio           Assistant Vice
                            President

Faith C. Deutsch            Assistant Vice
                            President

Timothy J. Donegan          Assistant Vice
                            President

Adam E. Engelhardt          Assistant Vice
                            President

Michele Grossman            Assistant Vice
                            President

Theresa Iosca               Assistant Vice
                            President

Erik A. Jorgensen           Assistant Vice
                            President

Eric G. Kalender            Assistant Vice
                            President

Edward W. Kelly             Assistant Vice
                            President

Victor Kopelakis            Assistant Vice
                            President

Evamarie C. Lombardo        Assistant Vice
                            President

Kristine J. Luisi           Assistant Vice
                            President

Kathryn Austin Masters      Assistant Vice
                            President

Richard F. Meier            Assistant Vice
                            President

Rizwan A. Raja              Assistant Vice
                            President

Carol H. Rappa              Assistant Vice
                            President

Mark V. Spina               Assistant Vice
                            President

Gayle S. Stamer             Assistant Vice
                            President

Eileen Stauber              Assistant Vice
                            President

Margaret M. Tompkins        Assistant Vice
                            President

Marie R. Vogel              Assistant Vice
                            President

Wesley S. Williams          Assistant Vice
                            President

Matthew Witschel            Assistant Vice
                            President

Christopher J. Zingaro      Assistant Vice
                            President

David M. Wolf               Assistant Vice
                            President

Mark R. Manley              Assistant Secretary

         (c)  Not applicable.


ITEM 28. Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey, 07094 and at the offices of State Street Bank and Trust Company, the Registrant's custodian. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.


ITEM 29. Management Services.

         Not applicable.

ITEM 30. Undertakings.

         The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Director of the Fund in accordance with Section 16 of the Investment Company Act of 1940.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and the State of New York, on the 28th day of February, 2000.

                        Alliance Institutional Funds, Inc.

                        /s/ John D. Carifa
                        __________________________________
                            John D. Carifa
                            Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title            Date
_____________                      _____            ____

(1) Principal Executive Officer:

    /s/ John D. Carifa         Chairman and   February 28, 2000
    ______________________      President
    John D. Carifa

(2) Principal Financial
    and Accounting Officer:

    /s/ Mark D. Gersten        Treasurer      February 28, 2000
    _____________________       and Chief
    Mark D. Gersten             Financial
                                Officer


(3) All of the Directors:

    John D. Carifa             William H. Foulk
    Ruth Block                 Dr. James M. Hester
    David H. Dievler           Clifford L. Michel
    John H. Dobkin             Donald J. Robinson

    /s/ Edmund P. Bergan, Jr.
    _________________________                 February 28, 2000

    Edmund P. Bergan, Jr.

                        Index To Exhibits



(a)(2)   Articles Supplementary dated February 25, 1999
(d)      Advisory Agreement as amended May 1, 1999
(g)      Amendment to Custodian Contract dated June 1, 1999
(h)(2)   Expense Limitation Undertaking
(h)(3)   Expense Limitation Undertaking
(h)(4)   Expense Limitation Undertaking
(i)(1)   Opinion and Consent of Seward & Kissel LLP
(j)      Consent of Independent Auditors
(n)      Financial Data Schedule
Other    Powers of Attorney







































                              C-18
00250237.AM3